UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-02224

MML Series Investment Fund
(Exact name of registrant as specified in charter)

100 Bright Meadow Blvd., Enfield, CT	06082
(Address of principal executive offices)	(Zip code)
Tina Wilson 100 Bright Meadow Blvd., Enfield, CT	06082
(Name and address of agent for service)

Registrant’s telephone number, including area code:	(860) 562-1000

Date of fiscal year end:	12/31/2018

Date of reporting period:	9/30/2018

Item 1. Schedule of Investments.

MML Aggressive Allocation Fund – Portfolio of Investments

September 30, 2018 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%
Equity Funds — 89.8%
MML Blue Chip Growth Fund, Initial Class (a)	474,186	$8,075,384
MML Equity Income Fund, Initial Class (a)	818,213	9,376,721
MML Equity Index Fund, Class III (a)	231,443	7,510,335
MML Focused Equity Fund, Class II (a)	481,839	2,799,487
MML Foreign Fund, Initial Class (a)	731,874	7,823,732
MML Fundamental Growth Fund, Class II (a)	381,444	4,203,512
MML Fundamental Value Fund, Class II (a)	612,611	8,729,704
MML Global Fund, Class I (a)	760,298	8,865,071
MML Income & Growth Fund, Initial Class (a)	960,867	9,464,540
MML International Equity Fund, Class II (a)	739,786	7,900,915
MML Large Cap Growth Fund, Initial Class (a)	265,239	2,912,323
MML Mid Cap Growth Fund, Initial Class (a)	572,246	9,190,263
MML Mid Cap Value Fund, Initial Class (a)	797,770	8,775,472
MML Small Cap Growth Equity Fund, Initial Class (a)	143,317	2,314,195
MML Small Company Value Fund, Class II (a)	234,565	4,039,209
MML Small/Mid Cap Value Fund, Initial Class (a)	227,037	2,951,485
MML Strategic Emerging Markets Fund, Class II (a)	605,544	6,673,092
Oppenheimer Discovery Mid Cap Growth Fund/VA, Non-Service Shares (a)	36,924	3,117,460
Oppenheimer Global Fund/VA, Non-Service Shares (a)	88,416	3,994,649
Oppenheimer Global Multi-Alternatives Fund/VA, Non-Service Shares (a)	1,421,654	14,117,028
Oppenheimer International Growth Fund/VA, Non-Service Shares (a)	1,541,919	3,669,768
Oppenheimer Main Street Fund/VA, Non-Service Shares (a)	137,812	4,284,564

		140,788,909

	Number of Shares	Value
Fixed Income Funds — 10.3%
MML Dynamic Bond Fund, Class II (a)	256,809	$2,501,320
MML Inflation-Protected and Income Fund, Initial Class (a)	430,731	4,264,237
MML Managed Bond Fund, Initial Class (a)	301,470	3,639,798
MML Short-Duration Bond Fund, Class II (a)	360,079	3,499,971
MML Total Return Bond Fund, Class II (a)	223,933	2,241,574

		16,146,900

TOTAL MUTUAL FUNDS (Cost $156,792,919)		156,935,809

TOTAL LONG-TERM INVESTMENTS (Cost $156,792,919)		156,935,809

TOTAL INVESTMENTS — 100.1% (Cost $156,792,919) (b)		156,935,809

Other Assets/(Liabilities) — (0.1)%		(129,078)

NET ASSETS — 100.0%		$156,806,731

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer. See Note 4 for a summary of transactions in the investments of affiliated issuers.
(b)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MML American Funds Core Allocation Fund – Portfolio of Investments

September 30, 2018 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%
Equity Funds — 65.0%
American Funds Blue Chip Income and Growth Fund, Class 1	18,232,870	$265,105,923
American Funds Growth-Income Fund, Class 1	5,636,490	295,577,557
American Funds International Fund, Class 1	6,633,512	134,461,286

		695,144,766

Fixed Income Funds — 35.1%
American Funds Bond Fund, Class 1	35,421,559	375,114,306

TOTAL MUTUAL FUNDS (Cost $1,024,798,429)		1,070,259,072

TOTAL LONG-TERM INVESTMENTS (Cost $1,024,798,429)		1,070,259,072

TOTAL INVESTMENTS — 100.1% (Cost $1,024,798,429) (a)		1,070,259,072

Other Assets/(Liabilities) — (0.1)%		(1,153,852)

NET ASSETS — 100.0%		$1,069,105,220

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MML American Funds Growth Fund – Portfolio of Investments

September 30, 2018 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%
Equity Funds — 100.1%
American Funds Growth Fund, Class 1	2,291,293	$187,473,626

TOTAL MUTUAL FUNDS (Cost $161,515,090)		187,473,626

TOTAL LONG-TERM INVESTMENTS (Cost $161,515,090)		187,473,626

TOTAL INVESTMENTS — 100.1% (Cost $161,515,090) (a)		187,473,626

Other Assets/(Liabilities) — (0.1)%		(209,132)

NET ASSETS — 100.0%		$187,264,494

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MML American Funds International Fund – Portfolio of Investments

September 30, 2018 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%
Equity Funds — 100.1%
American Funds International Fund, Class 1	3,101,139	$62,860,079

TOTAL MUTUAL FUNDS (Cost $57,873,539)		62,860,079

TOTAL LONG-TERM INVESTMENTS (Cost $57,873,539)		62,860,079

TOTAL INVESTMENTS — 100.1% (Cost $57,873,539) (a)		62,860,079

Other Assets/(Liabilities) — (0.1)%		(89,386)

NET ASSETS — 100.0%		$62,770,693

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MML Balanced Allocation Fund – Portfolio of Investments

September 30, 2018 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%
Equity Funds — 49.9%
MML Blue Chip Growth Fund, Initial Class (a)	1,003,948	$17,097,237
MML Equity Income Fund, Initial Class (a)	1,664,497	19,075,139
MML Equity Index Fund, Class III (a)	559,453	18,154,266
MML Focused Equity Fund, Class II (a)	498,187	2,894,464
MML Foreign Fund, Initial Class (a)	1,528,028	16,334,617
MML Fundamental Growth Fund, Class II (a)	995,144	10,966,489
MML Fundamental Value Fund, Class II (a)	1,305,170	18,598,673
MML Global Fund, Class I (a)	1,481,462	17,273,844
MML Income & Growth Fund, Initial Class (a)	1,936,371	19,073,253
MML International Equity Fund, Class II (a)	1,220,013	13,029,743
MML Large Cap Growth Fund, Initial Class (a)	511,261	5,613,642
MML Mid Cap Growth Fund, Initial Class (a)	917,304	14,731,900
MML Mid Cap Value Fund, Initial Class (a)	1,481,941	16,301,352
MML Small Cap Growth Equity Fund, Initial Class (a)	289,470	4,674,195
MML Small Company Value Fund, Class II (a)	424,865	7,316,178
MML Small/Mid Cap Value Fund, Initial Class (a)	353,688	4,597,942
Oppenheimer Discovery Mid Cap Growth Fund/VA, Non-Service Shares (a)	61,470	5,189,939
Oppenheimer Global Fund/VA, Non-Service Shares (a)	233,750	10,560,840
Oppenheimer Global Multi-Alternatives Fund/VA, Non-Service Shares (a)	4,251,829	42,220,664
Oppenheimer International Growth Fund/VA, Non-Service Shares (a)	5,194,190	12,362,172
Oppenheimer Main Street Fund/VA, Non-Service Shares (a)	204,945	6,371,737

		282,438,286

Fixed Income Funds — 50.2%
MML Dynamic Bond Fund, Class II (a)	6,920,221	67,402,948
MML High Yield Fund, Class II (a)	1,588,975	15,778,520
MML Inflation-Protected and Income Fund, Initial Class (a)	2,057,162	20,365,900

	Number of Shares	Value
MML Managed Bond Fund, Initial Class (a)	7,843,534	$94,698,959
MML Short-Duration Bond Fund, Class II (a)	2,674,998	26,000,982
MML Total Return Bond Fund, Class II (a)	5,984,668	59,906,527

		284,153,836

TOTAL MUTUAL FUNDS (Cost $577,304,480)		566,592,122

TOTAL LONG-TERM INVESTMENTS (Cost $577,304,480)		566,592,122

TOTAL INVESTMENTS — 100.1% (Cost $577,304,480) (b)		566,592,122

Other Assets/(Liabilities) — (0.1)%		(432,233)

NET ASSETS — 100.0%		$566,159,889

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer. See Note 4 for a summary of transactions in the investments of affiliated issuers.
(b)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MML Blue Chip Growth Fund – Portfolio of Investments

September 30, 2018 (Unaudited)

	Number of Shares	Value
EQUITIES — 99.9%

COMMON STOCK — 99.7%
Basic Materials — 0.4%
Chemicals — 0.4%
Air Products & Chemicals, Inc.	1,200	$200,460
DowDuPont, Inc.	2,293	147,463
The Sherwin-Williams Co.	3,231	1,470,783

		1,818,706

Communications — 30.4%
Internet — 30.3%
Alibaba Group Holding Ltd. Sponsored ADR (a)	72,685	11,975,581
Alphabet, Inc. Class A (a)	5,579	6,734,299
Alphabet, Inc. Class C (a)	13,942	16,639,359
Amazon.com, Inc. (a)	23,062	46,193,186
Booking Holdings, Inc. (a)	6,890	13,669,760
Ctrip.com International Ltd. ADR (a)	1,540	57,242
Facebook, Inc. Class A (a)	95,957	15,781,088
IAC/InterActiveCorp (a)	223	48,329
Netflix, Inc. (a)	13,288	4,971,439
Tencent Holdings Ltd.	157,200	6,495,852

		122,566,135

Telecommunications — 0.1%
Motorola Solutions, Inc.	2,800	364,392

		122,930,527

Consumer, Cyclical — 7.8%
Airlines — 1.6%
Alaska Air Group, Inc.	10,285	708,225
American Airlines Group, Inc.	65,567	2,709,884
Delta Air Lines, Inc.	29,600	1,711,768
United Continental Holdings, Inc. (a)	14,800	1,318,088

		6,447,965

Auto Manufacturers — 0.8%
Ferrari NV	3,395	464,810
Tesla, Inc. (a)	11,016	2,916,706

		3,381,516

Auto Parts & Equipment — 0.4%
Aptiv PLC	21,000	1,761,900

Leisure Time — 0.7%
Norwegian Cruise Line Holdings Ltd. (a)	7,547	433,424
Royal Caribbean Cruises Ltd.	16,972	2,205,342

		2,638,766

	Number of Shares	Value
Lodging — 1.4%
Hilton Worldwide Holdings, Inc.	17,082	$1,379,884
Marriott International, Inc. Class A	27,334	3,608,908
Wynn Resorts Ltd.	5,051	641,780

		5,630,572

Retail — 2.9%
Dollar General Corp.	30,086	3,288,400
The Home Depot, Inc.	8,413	1,742,753
McDonald’s Corp.	2,452	410,195
O’Reilly Automotive, Inc. (a)	144	50,014
Restaurant Brands International, Inc.	11,320	671,049
Ross Stores, Inc.	36,747	3,641,628
Ulta Salon Cosmetics & Fragrance, Inc. (a)	400	112,848
Yum! Brands, Inc.	20,770	1,888,201

		11,805,088

		31,665,807

Consumer, Non-cyclical — 22.0%
Agriculture — 0.0%
Philip Morris International, Inc.	500	40,770

Beverages — 0.0%
Constellation Brands, Inc. Class A	300	64,686

Biotechnology — 2.8%
Alexion Pharmaceuticals, Inc. (a)	29,623	4,117,893
Biogen, Inc. (a)	66	23,318
Celgene Corp. (a)	608	54,410
Illumina, Inc. (a)	226	82,956
Vertex Pharmaceuticals, Inc. (a)	35,540	6,849,980

		11,128,557

Commercial Services — 3.9%
Cintas Corp.	2,304	455,754
CoStar Group, Inc. (a)	1,881	791,600
FleetCor Technologies, Inc. (a)	4,881	1,112,087
Global Payments, Inc.	33,290	4,241,146
IHS Markit Ltd. (a)	1,148	61,946
PayPal Holdings, Inc. (a)	64,147	5,634,672
S&P Global, Inc.	7,135	1,394,108
Worldpay, Inc. Class A (a)	22,484	2,276,955

		15,968,268

Health Care – Products — 7.6%
Abbott Laboratories	10,928	801,678
Becton, Dickinson & Co.	30,996	8,089,956
Danaher Corp.	34,686	3,768,981
Intuitive Surgical, Inc. (a)	11,494	6,597,556
Stryker Corp.	41,155	7,312,420
Thermo Fisher Scientific, Inc.	16,986	4,145,943

		30,716,534

The accompanying notes are an integral part of the portfolio of investments.

MML Blue Chip Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Health Care – Services — 7.3%
Anthem, Inc.	18,785	$5,148,029
Centene Corp. (a)	15,056	2,179,808
Cigna Corp.	28,921	6,022,798
HCA Healthcare, Inc.	4,760	662,211
Humana, Inc.	7,279	2,464,087
UnitedHealth Group, Inc.	43,919	11,684,211
WellCare Health Plans, Inc. (a)	3,635	1,164,981

		29,326,125

Pharmaceuticals — 0.4%
Merck & Co., Inc.	18,556	1,316,363
Zoetis, Inc.	1,700	155,652

		1,472,015

		88,716,955

Financial — 13.4%
Banks — 2.5%
Citigroup, Inc.	1,700	121,958
JP Morgan Chase & Co.	25,900	2,922,556
Morgan Stanley	106,412	4,955,607
Northern Trust Corp.	1,700	173,621
State Street Corp.	22,198	1,859,748

		10,033,490

Diversified Financial Services — 9.4%
Ameriprise Financial, Inc.	400	59,064
The Charles Schwab Corp.	56,403	2,772,208
Intercontinental Exchange, Inc.	40,052	2,999,494
Mastercard, Inc. Class A	53,934	12,006,248
Raymond James Financial, Inc.	5,900	543,095
TD Ameritrade Holding Corp.	108,675	5,741,300
Visa, Inc. Class A	92,136	13,828,692

		37,950,101

Insurance — 1.4%
American International Group, Inc.	17,002	905,186
Chubb Ltd.	5,900	788,476
Marsh & McLennan Cos., Inc.	6,861	567,542
The Progressive Corp.	12,807	909,809
Willis Towers Watson PLC	17,589	2,478,994

		5,650,007

Real Estate Investment Trusts (REITS) — 0.1%
American Tower Corp.	2,646	384,464
Equinix, Inc.	109	47,185

		431,649

		54,065,247

Industrial — 8.0%
Aerospace & Defense — 4.7%
The Boeing Co.	38,727	14,402,571
Harris Corp.	9,500	1,607,495
L3 Technologies, Inc.	1,000	212,620

	Number of Shares	Value
Northrop Grumman Corp.	8,103	$2,571,649

		18,794,335

Electronics — 1.6%
Agilent Technologies, Inc.	800	56,432
Corning, Inc.	10,325	364,472
Fortive Corp.	18,644	1,569,825
Honeywell International, Inc.	26,049	4,334,554

		6,325,283

Hand & Machine Tools — 0.1%
Stanley Black & Decker, Inc.	4,072	596,304

Machinery – Diversified — 0.7%
Roper Technologies, Inc.	9,229	2,733,722

Miscellaneous – Manufacturing — 0.1%
Textron, Inc.	5,353	382,579

Packaging & Containers — 0.0%
Ball Corp.	2,721	119,697

Transportation — 0.8%
Canadian Pacific Railway Ltd.	2,597	550,408
CSX Corp.	22,573	1,671,531
FedEx Corp.	227	54,659
Kansas City Southern	1,841	208,549
Norfolk Southern Corp.	1,800	324,900
Union Pacific Corp.	2,500	407,075

		3,217,122

		32,169,042

Technology — 17.4%
Computers — 1.0%
Apple, Inc.	17,300	3,905,302

Semiconductors — 2.0%
ASML Holding NV	300	56,406
Broadcom, Inc.	1,394	343,942
Lam Research Corp.	400	60,680
Maxim Integrated Products, Inc.	27,600	1,556,364
Microchip Technology, Inc.	6,168	486,717
NVIDIA Corp.	8,271	2,324,316
Texas Instruments, Inc.	23,136	2,482,261
Xilinx, Inc.	8,646	693,150

		8,003,836

Software — 14.4%
Activision Blizzard, Inc.	26,501	2,204,618
Electronic Arts, Inc. (a)	13,298	1,602,276
Fidelity National Information Services, Inc.	17,973	1,960,315
Fiserv, Inc. (a)	38,655	3,184,399
Intuit, Inc.	27,082	6,158,447
Microsoft Corp.	187,617	21,457,756
Red Hat, Inc. (a)	20,954	2,855,611
salesforce.com, Inc. (a)	54,206	8,620,380
ServiceNow, Inc. (a)	32,824	6,421,359

The accompanying notes are an integral part of the portfolio of investments.

MML Blue Chip Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Splunk, Inc. (a)	2,000	$241,820
VMware, Inc. Class A (a)	4,476	698,525
Workday, Inc. Class A (a)	19,316	2,819,750

		58,225,256

		70,134,394

Utilities — 0.3%
Electric — 0.3%
NextEra Energy, Inc.	5,300	888,280
Sempra Energy	1,734	197,243

		1,085,523

TOTAL COMMON STOCK (Cost $221,576,981)		402,586,201

PREFERRED STOCK — 0.2%
Consumer, Non-cyclical — 0.2%
Commercial Services — 0.2%
Ant International Co., Ltd. Class C (a) (b) (c)	138,153	775,038

TOTAL PREFERRED STOCK (Cost $775,038)		775,038

TOTAL EQUITIES (Cost $222,352,019)		403,361,239

TOTAL LONG-TERM INVESTMENTS (Cost $222,352,019)		403,361,239

SHORT-TERM INVESTMENTS — 0.6%
Mutual Fund — 0.0%
T. Rowe Price Government Reserve Investment Fund, 0.010%, due 9/19/34	1,041	1,041

TOTAL MUTUAL FUND (Cost $1,041)		1,041

	Principal Amount
Repurchase Agreement — 0.6%
Fixed Income Clearing Corp., Repurchase Agreement, dated 9/28/18, 1.100%, due 10/01/18 (d)	$2,672,290	2,672,290

TOTAL SHORT-TERM INVESTMENTS (Cost $2,673,331)		2,673,331

Value
TOTAL INVESTMENTS — 100.5% (Cost $225,025,350) (e)	$406,034,570

Other Assets/(Liabilities) — (0.5)%	(2,163,602)

NET ASSETS — 100.0%	$403,870,968

Abbreviation Legend

ADR	American Depositary Receipt

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)

This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At September 30, 2018, these securities amounted to a value of $775,038 or 0.19% of net assets.

(c)	Investment was valued using significant unobservable inputs.
(d)

Maturity value of $2,672,535. Collateralized by U.S. Government Agency obligations with a rate of 2.750%, maturity date of 11/15/42, and an aggregate market value, including accrued interest, of $2,728,026.

(e)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MML Conservative Allocation Fund – Portfolio of Investments

September 30, 2018 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%
Equity Funds — 40.0%
MML Blue Chip Growth Fund, Initial Class (a)	604,566	$10,295,761
MML Equity Income Fund, Initial Class (a)	1,004,962	11,516,870
MML Equity Index Fund, Class III (a)	423,585	13,745,329
MML Focused Equity Fund, Class II (a)	379,262	2,203,511
MML Foreign Fund, Initial Class (a)	853,269	9,121,450
MML Fundamental Growth Fund, Class II (a)	673,555	7,422,573
MML Fundamental Value Fund, Class II (a)	774,462	11,036,083
MML Global Fund, Class I (a)	975,397	11,373,124
MML Income & Growth Fund, Initial Class (a)	1,260,931	12,420,166
MML International Equity Fund, Class II (a)	638,034	6,814,203
MML Large Cap Growth Fund, Initial Class (a)	255,611	2,806,604
MML Mid Cap Growth Fund, Initial Class (a)	486,890	7,819,454
MML Mid Cap Value Fund, Initial Class (a)	842,141	9,263,556
MML Small Cap Growth Equity Fund, Initial Class (a)	145,312	2,346,419
MML Small Company Value Fund, Class II (a)	278,340	4,793,012
MML Small/Mid Cap Value Fund, Initial Class (a)	168,844	2,194,972
Oppenheimer Discovery Mid Cap Growth Fund/VA, Non-Service Shares (a)	32,723	2,762,843
Oppenheimer Global Fund/VA, Non-Service Shares (a)	159,275	7,196,049
Oppenheimer Global Multi-Alternatives Fund/VA, Non-Service Shares (a)	3,108,719	30,869,575
Oppenheimer International Growth Fund/VA, Non-Service Shares (a)	2,335,571	5,558,659
Oppenheimer Main Street Fund/VA, Non-Service Shares (a)	97,003	3,015,822

		174,576,035

Fixed Income Funds — 60.1%
MML Dynamic Bond Fund, Class II (a)	6,806,017	66,290,610
MML High Yield Fund, Class II (a)	1,415,506	14,055,980
MML Inflation-Protected and Income Fund, Initial Class (a)	1,837,061	18,186,899

	Number of Shares	Value
MML Managed Bond Fund, Initial Class (a)	7,220,156	$87,172,598
MML Short-Duration Bond Fund, Class II (a)	2,261,609	21,982,839
MML Total Return Bond Fund, Class II (a)	5,506,648	55,121,544

		262,810,470

TOTAL MUTUAL FUNDS (Cost $445,287,603)		437,386,505

TOTAL LONG-TERM INVESTMENTS (Cost $445,287,603)		437,386,505

TOTAL INVESTMENTS — 100.1% (Cost $445,287,603) (b)		437,386,505

Other Assets/(Liabilities) — (0.1)%		(350,471)

NET ASSETS — 100.0%		$437,036,034

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer. See Note 4 for a summary of transactions in the investments of affiliated issuers.
(b)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MML Equity Income Fund – Portfolio of Investments

September 30, 2018 (Unaudited)

	Number of Shares	Value
EQUITIES — 98.5%

COMMON STOCK — 96.1%
Basic Materials — 4.9%
Chemicals — 3.4%
Akzo Nobel NV	7,977	$745,835
CF Industries Holdings, Inc.	111,000	6,042,840
DowDuPont, Inc.	158,615	10,200,531

		16,989,206

Forest Products & Paper — 0.9%
International Paper Co.	90,300	4,438,245

Iron & Steel — 0.6%
Nucor Corp.	45,700	2,899,665

		24,327,116

Communications — 8.8%
Media — 4.2%
Comcast Corp. Class A	142,295	5,038,666
News Corp. Class A	260,486	3,435,810
Twenty-First Century Fox, Inc. Class B	231,400	10,602,748
The Walt Disney Co.	14,900	1,742,406

		20,819,630

Telecommunications — 4.6%
AT&T, Inc.	23,948	804,174
CenturyLink, Inc.	53,905	1,142,786
Cisco Systems, Inc.	179,800	8,747,270
Telefonica SA	297,256	2,342,685
Verizon Communications, Inc.	189,835	10,135,291
Vodafone Group PLC	45,482	97,512

		23,269,718

		44,089,348

Consumer, Cyclical — 5.4%
Airlines — 1.5%
Alaska Air Group, Inc.	42,900	2,954,094
Delta Air Lines, Inc.	40,400	2,336,332
Southwest Airlines Co.	34,100	2,129,545

		7,419,971

Auto Manufacturers — 0.2%
PACCAR, Inc.	14,000	954,660

Auto Parts & Equipment — 0.3%
Adient PLC	32,481	1,276,828

Lodging — 0.8%
Las Vegas Sands Corp.	71,900	4,265,827

Retail — 2.1%
Kohl’s Corp.	40,500	3,019,275
L Brands, Inc.	69,000	2,090,700
Walmart, Inc.	55,400	5,202,614

		10,312,589

	Number of Shares	Value
Toys, Games & Hobbies — 0.5%
Mattel, Inc.	170,700	$2,679,990

		26,909,865

Consumer, Non-cyclical — 19.3%
Agriculture — 1.7%
Archer-Daniels-Midland Co.	60,400	3,036,308
Philip Morris International, Inc.	70,000	5,707,800

		8,744,108

Beverages — 0.5%
PepsiCo, Inc.	24,300	2,716,740

Biotechnology — 1.3%
Gilead Sciences, Inc.	81,800	6,315,778

Commercial Services — 0.9%
Nielsen Holdings PLC	171,154	4,734,120

Cosmetics & Personal Care — 0.2%
Coty, Inc. Class A	76,073	955,477

Foods — 1.8%
Conagra Brands, Inc.	58,300	1,980,451
Kellogg Co.	17,700	1,239,354
Tyson Foods, Inc. Class A	94,700	5,637,491

		8,857,296

Health Care – Products — 2.0%
Becton, Dickinson & Co.	8,000	2,088,000
Medtronic PLC	79,049	7,776,050

		9,864,050

Health Care – Services — 1.9%
Anthem, Inc.	34,900	9,564,345

Household Products & Wares — 1.5%
Kimberly-Clark Corp.	63,900	7,261,596

Pharmaceuticals — 7.5%
Bristol-Myers Squibb Co.	59,700	3,706,176
CVS Health Corp.	65,203	5,132,780
GlaxoSmithKline PLC	150,933	3,023,931
GlaxoSmithKline PLC Sponsored ADR	46,900	1,883,973
Johnson & Johnson	70,100	9,685,717
Merck & Co., Inc.	83,500	5,923,490
Pfizer, Inc.	190,454	8,393,308

		37,749,375

		96,762,885

Energy — 10.3%
Oil & Gas — 9.1%
Apache Corp.	83,986	4,003,613
Chevron Corp.	41,800	5,111,304
EQT Corp.	11,280	498,914
Exxon Mobil Corp.	158,442	13,470,739
Hess Corp.	89,400	6,399,252

The accompanying notes are an integral part of the portfolio of investments.

MML Equity Income Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Occidental Petroleum Corp.	63,200	$5,193,144
Total SA	170,666	11,018,957

		45,695,923

Pipelines — 1.2%
TransCanada Corp.	141,400	5,721,044

		51,416,967

Financial — 26.9%
Banks — 16.5%
Bank of America Corp.	24,677	726,984
The Bank of New York Mellon Corp.	71,100	3,625,389
Citigroup, Inc.	78,876	5,658,564
Fifth Third Bancorp	212,200	5,924,624
JP Morgan Chase & Co.	163,970	18,502,375
KeyCorp	169,966	3,380,624
Morgan Stanley	176,600	8,224,262
Northern Trust Corp.	13,300	1,358,329
The PNC Financial Services Group, Inc.	35,300	4,807,507
State Street Corp.	81,800	6,853,204
US Bancorp	164,200	8,671,402
Wells Fargo & Co.	282,100	14,827,176

		82,560,440

Diversified Financial Services — 1.0%
Ameriprise Financial, Inc.	6,200	915,492
Franklin Resources, Inc.	129,000	3,922,890

		4,838,382

Insurance — 6.9%
American International Group, Inc.	127,095	6,766,538
Brighthouse Financial, Inc. (a)	72,426	3,204,126
Chubb Ltd.	54,871	7,332,960
Loews Corp.	105,563	5,302,429
Marsh & McLennan Cos., Inc.	26,800	2,216,896
MetLife, Inc.	157,200	7,344,384
Willis Towers Watson PLC	15,541	2,190,349

		34,357,682

Real Estate Investment Trusts (REITS) — 2.5%
Equity Residential	63,200	4,187,632
Rayonier, Inc.	85,641	2,895,523
SL Green Realty Corp.	30,021	2,927,948
Weyerhaeuser Co.	86,571	2,793,646

		12,804,749

		134,561,253

Industrial — 9.2%
Aerospace & Defense — 3.6%
The Boeing Co.	25,000	9,297,500
Harris Corp.	49,035	8,297,212
Northrop Grumman Corp.	1,200	380,844

		17,975,556

	Number of Shares	Value
Building Materials — 2.1%
Johnson Controls International PLC	219,499	$7,682,465
Vulcan Materials Co.	25,400	2,824,480

		10,506,945

Electrical Components & Equipment — 0.8%
Emerson Electric Co.	53,100	4,066,398

Electronics — 0.3%
nVent Electric PLC	27,700	752,332
TE Connectivity Ltd.	10,500	923,265

		1,675,597

Environmental Controls — 0.6%
Pentair PLC	38,700	1,677,645
Stericycle, Inc. (a)	23,002	1,349,757

		3,027,402

Machinery – Diversified — 0.1%
Flowserve Corp.	14,892	814,444

Miscellaneous – Manufacturing — 0.4%
General Electric Co.	142,800	1,612,212
Illinois Tool Works, Inc.	1,500	211,680

		1,823,892

Transportation — 1.3%
United Parcel Service, Inc. Class B	54,432	6,354,936

		46,245,170

Technology — 6.0%
Computers — 0.4%
Hewlett Packard Enterprise Co.	62,400	1,017,744
Western Digital Corp.	16,900	989,326

		2,007,070

Semiconductors — 3.5%
Applied Materials, Inc.	63,100	2,438,815
NXP Semiconductor NV	5,800	495,900
QUALCOMM, Inc.	150,400	10,833,312
Texas Instruments, Inc.	32,973	3,537,673

		17,305,700

Software — 2.1%
Microsoft Corp.	91,700	10,487,729

		29,800,499

Utilities — 5.3%
Electric — 4.1%
Duke Energy Corp.	21,713	1,737,475
Edison International	54,250	3,671,640
Evergy, Inc.	40,100	2,202,292
PG&E Corp.	63,704	2,931,021
Sempra Energy	10,540	1,198,925
The Southern Co.	197,327	8,603,457

		20,344,810

The accompanying notes are an integral part of the portfolio of investments.

MML Equity Income Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Gas — 1.2%
NiSource, Inc.	224,780	$5,601,517
NiSource, Inc. (a) (b)	20,142	501,939

		6,103,456

		26,448,266

TOTAL COMMON STOCK (Cost $382,465,019)		480,561,369

PREFERRED STOCK — 2.4%
Consumer, Non-cyclical — 0.9%
Health Care – Products — 0.9%
Becton Dickinson and Co. Convertible 6.125%	63,549	4,153,562

Utilities — 1.5%
Electric — 1.5%
DTE Energy Co. Convertible 6.500%	15,505	801,919
NextEra Energy, Inc. Convertible 6.123%	66,353	3,778,803
Sempra Energy Convertible 6.000%	22,022	2,220,699
Sempra Energy Convertible 6.750%	6,848	693,661

		7,495,082

		7,495,082

TOTAL PREFERRED STOCK (Cost $10,100,774)		11,648,644

TOTAL EQUITIES (Cost $392,565,793)		492,210,013

	Principal Amount
BONDS & NOTES — 0.5%

CORPORATE DEBT — 0.5%
Insurance — 0.2%
AXA SA Convertible 7.250% 5/15/21 (c)	$895,000	959,845

Toys, Games & Hobbies — 0.3%
Mattel, Inc. (c)	1,717,000	1,682,660

TOTAL CORPORATE DEBT (Cost $2,584,236)		2,642,505

TOTAL BONDS & NOTES (Cost $2,584,236)		2,642,505

TOTAL LONG-TERM INVESTMENTS (Cost $395,150,029)		494,852,518

	Number of Shares	Value
SHORT-TERM INVESTMENTS — 1.0%
Mutual Fund — 0.0%
T. Rowe Price Government Reserve Investment Fund	1,041	$1,041

	Principal Amount
Repurchase Agreement — 1.0%
Fixed Income Clearing Corp., Repurchase Agreement, dated 9/28/18, 1.100%, due 10/01/18 (d)	$5,096,393	5,096,393

TOTAL SHORT-TERM INVESTMENTS (Cost $5,097,434)		5,097,434

TOTAL INVESTMENTS — 100.0% (Cost $400,247,463) (e)		499,949,952

Other Assets/(Liabilities) — 0.0%		28,946

NET ASSETS — 100.0%		$499,978,898

Abbreviation Legend

ADR	American Depositary Receipt

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)

This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At September 30, 2018, these securities amounted to a value of $501,939 or 0.10% of net assets.

(c)

Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2018, these securities amounted to a value of $2,642,505 or 0.53% of net assets.

(d)

Maturity value of $5,096,860. Collateralized by U.S. Government Agency obligations with a rate of 2.750%, maturity date of 11/15/42, and an aggregate market value, including accrued interest, of $5,202,936.

(e)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MML Equity Index Fund – Portfolio of Investments

September 30, 2018 (Unaudited)

	Number of Shares	Value
EQUITIES — 97.2%

COMMON STOCK — 97.2%
Basic Materials — 1.9%
Chemicals — 1.6%
Air Products & Chemicals, Inc.	6,542	$1,092,841
Albemarle Corp.	3,179	317,201
CF Industries Holdings, Inc.	6,902	375,745
DowDuPont, Inc.	68,643	4,414,431
Eastman Chemical Co.	4,223	404,226
FMC Corp.	3,979	346,889
International Flavors & Fragrances, Inc.	2,725	379,102
LyondellBasell Industries NV Class A	9,509	974,768
The Mosaic Co.	10,692	347,276
PPG Industries, Inc.	7,193	784,972
Praxair, Inc.	8,563	1,376,331
The Sherwin-Williams Co.	2,435	1,108,436

		11,922,218

Forest Products & Paper — 0.1%
International Paper Co.	12,061	592,798

Iron & Steel — 0.1%
Nucor Corp.	9,409	597,001

Mining — 0.1%
Freeport-McMoRan, Inc.	43,098	599,924
Newmont Mining Corp.	15,778	476,496

		1,076,420

		14,188,437

Communications — 14.3%
Advertising — 0.1%
The Interpublic Group of Cos., Inc.	11,403	260,787
Omnicom Group, Inc.	6,722	457,230

		718,017

Internet — 9.1%
Alphabet, Inc. Class A (a)	8,884	10,723,699
Alphabet, Inc. Class C (a)	9,151	10,921,444
Amazon.com, Inc. (a)	12,177	24,390,531
Booking Holdings, Inc. (a)	1,411	2,799,424
eBay, Inc. (a)	27,668	913,597
Expedia Group, Inc.	3,575	466,466
F5 Networks, Inc. (a)	1,808	360,551
Facebook, Inc. Class A (a)	71,681	11,788,657
Netflix, Inc. (a)	12,943	4,842,365
Symantec Corp.	18,383	391,190
TripAdvisor, Inc. (a)	2,973	151,831
Twitter, Inc. (a)	21,404	609,158
VeriSign, Inc. (a)	3,195	511,584

		68,870,497

	Number of Shares	Value
Media — 2.1%
CBS Corp. Class B	10,100	$580,245
Charter Communications, Inc. Class A (a)	5,307	1,729,445
Comcast Corp. Class A	135,825	4,809,563
Discovery, Inc. Class A (a)	4,616	147,712
Discovery, Inc. Class C (a)	10,700	316,506
DISH Network Corp. Class A (a)	6,772	242,167
News Corp. Class A	11,337	149,535
News Corp. Class B	3,597	48,919
Twenty-First Century Fox, Inc. Class A	31,400	1,454,762
Twenty-First Century Fox, Inc. Class B	14,477	663,336
Viacom, Inc. Class B	10,440	352,455
The Walt Disney Co.	44,200	5,168,748

		15,663,393

Telecommunications — 3.0%
Arista Networks, Inc. (a)	1,537	408,627
AT&T, Inc.	215,832	7,247,639
CenturyLink, Inc.	28,259	599,091
Cisco Systems, Inc.	135,889	6,611,000
Juniper Networks, Inc.	10,327	309,500
Motorola Solutions, Inc.	4,796	624,151
Verizon Communications, Inc.	122,795	6,556,025

		22,356,033

		107,607,940

Consumer, Cyclical — 8.1%
Airlines — 0.5%
Alaska Air Group, Inc.	3,646	251,064
American Airlines Group, Inc.	12,079	499,225
Delta Air Lines, Inc.	18,734	1,083,387
Southwest Airlines Co.	15,350	958,607
United Continental Holdings, Inc. (a)	6,816	607,033

		3,399,316

Apparel — 0.7%
Hanesbrands, Inc.	10,659	196,445
Michael Kors Holdings Ltd. (a)	4,433	303,926
NIKE, Inc. Class B	38,065	3,224,867
PVH Corp.	2,279	329,088
Ralph Lauren Corp.	1,647	226,545
Under Armour, Inc. Class A (a)	5,501	116,731
Under Armour, Inc. Class C (a)	5,571	108,412
VF Corp.	9,684	904,970

		5,410,984

Auto Manufacturers — 0.4%
Ford Motor Co.	116,807	1,080,465
General Motors Co.	38,995	1,312,962

The accompanying notes are an integral part of the portfolio of investments.

MML Equity Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
PACCAR, Inc.	10,406	$709,585

		3,103,012

Auto Parts & Equipment — 0.1%
Aptiv PLC	7,831	657,021
BorgWarner, Inc.	6,225	266,305
The Goodyear Tire & Rubber Co.	7,094	165,929

		1,089,255

Distribution & Wholesale — 0.2%
Fastenal Co.	8,508	493,634
LKQ Corp. (a)	9,486	300,422
W.W. Grainger, Inc.	1,351	482,861

		1,276,917

Home Builders — 0.1%
D.R. Horton, Inc.	10,158	428,465
Lennar Corp. Class A	8,696	406,016
PulteGroup, Inc.	7,769	192,438

		1,026,919

Home Furnishing — 0.1%
Leggett & Platt, Inc.	3,883	170,037
Whirlpool Corp.	1,908	226,575

		396,612

Housewares — 0.0%
Newell Brands, Inc.	12,934	262,560

Leisure Time — 0.3%
Carnival Corp.	12,008	765,750
Harley-Davidson, Inc.	4,923	223,012
Norwegian Cruise Line Holdings Ltd. (a)	6,115	351,185
Royal Caribbean Cruises Ltd.	5,095	662,044

		2,001,991

Lodging — 0.4%
Hilton Worldwide Holdings, Inc.	8,867	716,276
Marriott International, Inc. Class A	8,561	1,130,309
MGM Resorts International	15,200	424,232
Wynn Resorts Ltd.	2,907	369,363

		2,640,180

Retail — 5.2%
Advance Auto Parts, Inc.	2,190	368,643
AutoZone, Inc. (a)	789	612,027
Best Buy Co., Inc.	7,254	575,677
CarMax, Inc. (a)	5,267	393,287
Chipotle Mexican Grill, Inc. (a)	723	328,618
Copart, Inc. (a)	6,133	316,033
Costco Wholesale Corp.	13,037	3,062,131
Darden Restaurants, Inc.	3,662	407,178
Dollar General Corp.	7,894	862,814
Dollar Tree, Inc. (a)	7,033	573,541
Foot Locker, Inc.	3,494	178,124
The Gap, Inc.	6,418	185,159

	Number of Shares	Value
Genuine Parts Co.	4,340	$431,396
The Home Depot, Inc.	33,998	7,042,686
Kohl’s Corp.	4,976	370,961
L Brands, Inc.	6,792	205,798
Lowe’s Cos., Inc.	24,103	2,767,506
Macy’s, Inc.	9,061	314,689
McDonald’s Corp.	23,055	3,856,871
Nordstrom, Inc.	3,474	207,780
O’Reilly Automotive, Inc. (a)	2,394	831,484
Ross Stores, Inc.	11,199	1,109,821
Starbucks Corp.	40,093	2,278,886
Tapestry, Inc.	8,513	427,948
Target Corp.	15,643	1,379,869
Tiffany & Co.	3,241	417,992
The TJX Cos., Inc.	18,639	2,087,941
Tractor Supply Co.	3,610	328,077
Ulta Salon Cosmetics & Fragrance, Inc. (a)	1,691	477,065
Walgreens Boots Alliance, Inc.	25,081	1,828,405
Walmart, Inc.	42,653	4,005,543
Yum! Brands, Inc.	9,429	857,190

		39,091,140

Textiles — 0.0%
Mohawk Industries, Inc. (a)	1,875	328,781

Toys, Games & Hobbies — 0.1%
Hasbro, Inc.	3,480	365,817
Mattel, Inc.	10,174	159,732

		525,549

		60,553,216

Consumer, Non-cyclical — 21.6%
Agriculture — 1.1%
Altria Group, Inc.	55,979	3,376,093
Archer-Daniels-Midland Co.	16,740	841,520
Philip Morris International, Inc.	46,203	3,767,393

		7,985,006

Beverages — 1.6%
Brown-Forman Corp. Class B	5,021	253,811
The Coca-Cola Co.	113,756	5,254,390
Constellation Brands, Inc. Class A	4,969	1,071,416
Molson Coors Brewing Co. Class B	5,630	346,245
Monster Beverage Corp. (a)	11,839	689,977
PepsiCo, Inc.	42,038	4,699,848

		12,315,687

Biotechnology — 2.2%
Alexion Pharmaceuticals, Inc. (a)	6,664	926,363
Amgen, Inc.	19,228	3,985,772
Biogen, Inc. (a)	5,986	2,114,914
Celgene Corp. (a)	20,906	1,870,878
Gilead Sciences, Inc.	38,594	2,979,843
Illumina, Inc. (a)	4,376	1,606,254

The accompanying notes are an integral part of the portfolio of investments.

MML Equity Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Incyte Corp. (a)	5,204	$359,492
Regeneron Pharmaceuticals, Inc. (a)	2,314	934,948
Vertex Pharmaceuticals, Inc. (a)	7,593	1,463,475

		16,241,939

Commercial Services — 1.9%
Automatic Data Processing, Inc.	13,029	1,962,949
Cintas Corp.	2,557	505,800
Ecolab, Inc.	7,552	1,184,003
Equifax, Inc.	3,558	464,568
FleetCor Technologies, Inc. (a)	2,651	604,004
Gartner, Inc. (a)	2,699	427,791
Global Payments, Inc.	4,719	601,201
H&R Block, Inc.	6,148	158,311
IHS Markit Ltd. (a)	10,534	568,415
Moody’s Corp.	4,938	825,634
Nielsen Holdings PLC	10,599	293,168
PayPal Holdings, Inc. (a)	35,184	3,090,563
Quanta Services, Inc. (a)	4,426	147,740
Robert Half International, Inc.	3,655	257,239
Rollins, Inc.	2,918	177,093
S&P Global, Inc.	7,480	1,461,517
Total System Services, Inc.	5,009	494,589
United Rentals, Inc. (a)	2,473	404,583
Verisk Analytics, Inc. (a)	4,901	590,815
The Western Union Co.	13,089	249,476

		14,469,459

Cosmetics & Personal Care — 1.2%
Colgate-Palmolive Co.	25,801	1,727,377
Coty, Inc. Class A	13,187	165,629
The Estee Lauder Cos., Inc. Class A	6,696	973,063
The Procter & Gamble Co.	73,949	6,154,775

		9,020,844

Foods — 1.2%
Campbell Soup Co.	5,691	208,461
Conagra Brands, Inc.	11,638	395,343
General Mills, Inc.	17,763	762,388
The Hershey Co.	4,133	421,566
Hormel Foods Corp.	7,988	314,727
The J.M. Smucker Co.	3,360	344,770
Kellogg Co.	7,543	528,161
The Kraft Heinz Co.	18,499	1,019,480
The Kroger Co.	23,688	689,558
McCormick & Co., Inc.	3,587	472,587
Mondelez International, Inc. Class A	43,628	1,874,259
Sysco Corp.	14,177	1,038,465
Tyson Foods, Inc. Class A	8,802	523,983

		8,593,748

Health Care – Products — 3.6%
Abbott Laboratories	52,132	3,824,404
ABIOMED, Inc. (a)	1,334	599,966
Align Technology, Inc. (a)	2,173	850,121

	Number of Shares	Value
Baxter International, Inc.	14,775	$1,139,005
Becton, Dickinson & Co.	7,953	2,075,733
Boston Scientific Corp. (a)	41,110	1,582,735
The Cooper Cos., Inc.	1,450	401,867
Danaher Corp.	18,301	1,988,587
DENTSPLY SIRONA, Inc.	6,727	253,877
Edwards Lifesciences Corp. (a)	6,234	1,085,339
Henry Schein, Inc. (a)	4,556	387,397
Hologic, Inc. (a)	8,075	330,913
IDEXX Laboratories, Inc. (a)	2,569	641,377
Intuitive Surgical, Inc. (a)	3,381	1,940,694
Medtronic PLC	40,157	3,950,244
ResMed, Inc.	4,222	486,965
Stryker Corp.	9,227	1,639,453
Thermo Fisher Scientific, Inc.	11,966	2,920,661
Varian Medical Systems, Inc. (a)	2,706	302,883
Zimmer Biomet Holdings, Inc.	6,012	790,398

		27,192,619

Health Care – Services — 2.6%
Aetna, Inc.	9,724	1,972,513
Anthem, Inc.	7,727	2,117,584
Centene Corp. (a)	6,069	878,670
Cigna Corp.	7,245	1,508,771
DaVita, Inc. (a)	3,778	270,618
Envision Healthcare Corp. (a)	3,582	163,805
HCA Healthcare, Inc.	8,023	1,116,160
Humana, Inc.	4,102	1,388,609
IQVIA Holdings, Inc. (a)	4,787	621,065
Laboratory Corp. of America Holdings (a)	3,026	525,556
Quest Diagnostics, Inc.	4,017	433,475
UnitedHealth Group, Inc.	28,604	7,609,808
Universal Health Services, Inc. Class B	2,578	329,572
WellCare Health Plans, Inc. (a)	1,490	477,530

		19,413,736

Household Products & Wares — 0.3%
Avery Dennison Corp.	2,604	282,143
Church & Dwight Co., Inc.	7,238	429,720
The Clorox Co.	3,831	576,221
Kimberly-Clark Corp.	10,332	1,174,129

		2,462,213

Pharmaceuticals — 5.9%
AbbVie, Inc.	45,000	4,256,100
Allergan PLC	9,483	1,806,322
AmerisourceBergen Corp.	4,811	443,670
Bristol-Myers Squibb Co.	48,508	3,011,377
Cardinal Health, Inc.	9,189	496,206
CVS Health Corp.	30,261	2,382,146
Eli Lilly & Co.	28,400	3,047,604
Express Scripts Holding Co. (a)	16,719	1,588,472

The accompanying notes are an integral part of the portfolio of investments.

MML Equity Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Johnson & Johnson	79,726	$11,015,741
McKesson Corp.	5,901	782,768
Merck & Co., Inc.	79,032	5,606,530
Mylan NV (a)	15,246	558,004
Nektar Therapeutics (a)	5,126	312,481
Perrigo Co. PLC	3,809	269,677
Pfizer, Inc.	174,185	7,676,333
Zoetis, Inc.	14,311	1,310,315

		44,563,746

		162,258,997

Energy — 5.8%
Oil & Gas — 4.8%
Anadarko Petroleum Corp.	15,235	1,026,991
Andeavor	4,112	631,192
Apache Corp.	11,303	538,814
Cabot Oil & Gas Corp.	13,354	300,732
Chevron Corp.	56,938	6,962,379
Cimarex Energy Co.	2,823	262,370
Concho Resources, Inc. (a)	5,954	909,473
ConocoPhillips	34,474	2,668,288
Devon Energy Corp.	15,134	604,452
EOG Resources, Inc.	17,211	2,195,607
EQT Corp.	7,854	347,382
Exxon Mobil Corp.	125,820	10,697,216
Helmerich & Payne, Inc.	3,220	221,439
Hess Corp.	7,491	536,206
HollyFrontier Corp.	4,818	336,778
Marathon Oil Corp.	25,235	587,471
Marathon Petroleum Corp.	13,404	1,071,918
Newfield Exploration Co. (a)	5,908	170,328
Noble Energy, Inc.	14,329	446,921
Occidental Petroleum Corp.	22,776	1,871,504
Phillips 66	12,691	1,430,530
Pioneer Natural Resources Co.	5,041	878,092
Valero Energy Corp.	12,745	1,449,744

		36,145,827

Oil & Gas Services — 0.6%
Baker Hughes a GE Co.	12,316	416,650
Halliburton Co.	26,169	1,060,630
National Oilwell Varco, Inc.	11,299	486,761
Schlumberger Ltd.	41,140	2,506,249
TechnipFMC PLC	12,838	401,187

		4,871,477

Pipelines — 0.4%
Kinder Morgan, Inc.	56,667	1,004,706
ONEOK, Inc.	12,303	834,020
The Williams Cos., Inc.	35,947	977,399

		2,816,125

		43,833,429

	Number of Shares	Value
Financial — 17.1%
Banks — 6.8%
Bank of America Corp.	276,049	$8,132,403
The Bank of New York Mellon Corp.	27,324	1,393,251
BB&T Corp.	23,064	1,119,526
Capital One Financial Corp.	14,219	1,349,810
Citigroup, Inc.	74,794	5,365,721
Citizens Financial Group, Inc.	14,086	543,297
Comerica, Inc.	5,085	458,667
Fifth Third Bancorp	19,844	554,044
The Goldman Sachs Group, Inc.	10,433	2,339,496
Huntington Bancshares, Inc.	32,685	487,660
JP Morgan Chase & Co.	99,874	11,269,782
KeyCorp	31,402	624,586
M&T Bank Corp.	4,296	706,864
Morgan Stanley	39,383	1,834,066
Northern Trust Corp.	6,632	677,326
The PNC Financial Services Group, Inc.	13,801	1,879,558
Regions Financial Corp.	32,691	599,880
State Street Corp.	11,273	944,452
SunTrust Banks, Inc.	13,749	918,296
SVB Financial Group (a)	1,567	487,071
US Bancorp	45,507	2,403,225
Wells Fargo & Co.	128,819	6,770,727
Zions Bancorp	5,831	292,425

		51,152,133

Diversified Financial Services — 3.8%
Affiliated Managers Group, Inc.	1,607	219,709
Alliance Data Systems Corp.	1,426	336,764
American Express Co.	20,985	2,234,693
Ameriprise Financial, Inc.	4,209	621,501
BlackRock, Inc.	3,648	1,719,412
Cboe Global Markets, Inc.	3,327	319,259
The Charles Schwab Corp.	35,733	1,756,277
CME Group, Inc.	10,129	1,724,057
Discover Financial Services	10,194	779,331
E*TRADE Financial Corp. (a)	7,806	408,956
Franklin Resources, Inc.	9,089	276,396
Intercontinental Exchange, Inc.	17,004	1,273,429
Invesco Ltd.	12,149	277,969
Jefferies Financial Group, Inc.	8,536	187,451
Mastercard, Inc. Class A	27,119	6,036,961
Nasdaq, Inc.	3,457	296,611
Raymond James Financial, Inc.	3,949	363,505
Synchrony Financial	20,270	629,992
T. Rowe Price Group, Inc.	7,254	791,992
Visa, Inc. Class A	52,830	7,929,255

		28,183,520

Insurance — 3.9%
Aflac, Inc.	22,897	1,077,762
The Allstate Corp.	10,269	1,013,550

The accompanying notes are an integral part of the portfolio of investments.

MML Equity Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
American International Group, Inc.	26,365	$1,403,673
Aon PLC	7,232	1,112,137
Arthur J Gallagher & Co.	5,391	401,306
Assurant, Inc.	1,567	169,158
Berkshire Hathaway, Inc. Class B (a)	57,923	12,401,893
Brighthouse Financial, Inc. (a)	3,543	156,742
Chubb Ltd.	13,777	1,841,158
Cincinnati Financial Corp.	4,547	349,255
Everest Re Group Ltd.	1,212	276,906
The Hartford Financial Services Group, Inc.	10,593	529,226
Lincoln National Corp.	6,469	437,693
Loews Corp.	8,208	412,288
Marsh & McLennan Cos., Inc.	15,007	1,241,379
MetLife, Inc.	29,530	1,379,642
Principal Financial Group, Inc.	7,878	461,572
The Progressive Corp.	17,369	1,233,894
Prudential Financial, Inc.	12,423	1,258,698
Torchmark Corp.	3,125	270,906
The Travelers Cos., Inc.	7,917	1,026,914
Unum Group	6,543	255,635
Willis Towers Watson PLC	3,900	549,666

		29,261,053

Real Estate — 0.1%
CBRE Group, Inc. Class A (a)	9,405	414,760

Real Estate Investment Trusts (REITS) — 2.5%
Alexandria Real Estate Equities, Inc.	3,128	393,471
American Tower Corp.	13,130	1,907,789
Apartment Investment & Management Co. Class A	4,642	204,851
AvalonBay Communities, Inc.	4,137	749,417
Boston Properties, Inc.	4,563	561,660
Crown Castle International Corp.	12,357	1,375,705
Digital Realty Trust, Inc.	6,090	685,003
Duke Realty Corp.	10,546	299,190
Equinix, Inc.	2,372	1,026,815
Equity Residential	11,029	730,781
Essex Property Trust, Inc.	1,952	481,578
Extra Space Storage, Inc.	3,727	322,907
Federal Realty Investment Trust	2,163	273,555
HCP, Inc.	13,884	365,427
Host Hotels & Resorts, Inc.	21,918	462,470
Iron Mountain, Inc.	8,603	296,976
Kimco Realty Corp.	12,560	210,254
The Macerich Co.	3,209	177,426
Mid-America Apartment Communities, Inc.	3,360	336,605
Prologis, Inc.	18,758	1,271,605
Public Storage	4,479	903,101
Realty Income Corp.	8,574	487,775
Regency Centers Corp.	5,020	324,643
SBA Communications Corp. (a)	3,406	547,106

	Number of Shares	Value
Simon Property Group, Inc.	9,213	$1,628,398
SL Green Realty Corp.	2,612	254,748
UDR, Inc.	7,898	319,316
Ventas, Inc.	10,535	572,893
Vornado Realty Trust	5,113	373,249
Welltower, Inc.	10,999	707,456
Weyerhaeuser Co.	22,677	731,787

		18,983,957

Savings & Loans — 0.0%
People’s United Financial, Inc.	10,293	176,216

		128,171,639

Industrial — 9.2%
Aerospace & Defense — 2.6%
Arconic, Inc.	12,569	276,644
The Boeing Co.	15,876	5,904,284
General Dynamics Corp.	8,273	1,693,649
Harris Corp.	3,512	594,265
L3 Technologies, Inc.	2,321	493,491
Lockheed Martin Corp.	7,376	2,551,801
Northrop Grumman Corp.	5,189	1,646,833
Raytheon Co.	8,496	1,755,783
Rockwell Collins, Inc.	4,857	682,263
TransDigm Group, Inc. (a)	1,442	536,857
United Technologies Corp.	22,339	3,123,216

		19,259,086

Building Materials — 0.3%
Fortune Brands Home & Security, Inc.	4,316	225,985
Johnson Controls International PLC	27,395	958,825
Martin Marietta Materials, Inc.	1,862	338,791
Masco Corp.	9,183	336,098
Vulcan Materials Co.	3,909	434,681

		2,294,380

Electrical Components & Equipment — 0.3%
AMETEK, Inc.	6,849	541,893
Emerson Electric Co.	18,636	1,427,145

		1,969,038

Electronics — 1.3%
Agilent Technologies, Inc.	9,463	667,520
Allegion PLC	2,809	254,411
Amphenol Corp. Class A	8,916	838,282
Corning, Inc.	24,107	850,977
FLIR Systems, Inc.	4,059	249,507
Fortive Corp.	9,186	773,461
Garmin Ltd.	3,604	252,460
Honeywell International, Inc.	22,092	3,676,109
Mettler-Toledo International, Inc. (a)	751	457,344
PerkinElmer, Inc.	3,272	318,268
TE Connectivity Ltd.	10,356	910,603

The accompanying notes are an integral part of the portfolio of investments.

MML Equity Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Waters Corp. (a)	2,317	$451,074

		9,700,016

Engineering & Construction — 0.1%
Fluor Corp.	4,159	241,638
Jacobs Engineering Group, Inc.	3,565	272,722

		514,360

Environmental Controls — 0.2%
Pentair PLC	4,801	208,123
Republic Services, Inc.	6,463	469,602
Stericycle, Inc. (a)	2,532	148,578
Waste Management, Inc.	11,766	1,063,176

		1,889,479

Hand & Machine Tools — 0.1%
Snap-on, Inc.	1,674	307,347
Stanley Black & Decker, Inc.	4,564	668,352

		975,699

Machinery – Construction & Mining — 0.4%
Caterpillar, Inc.	17,684	2,696,633

Machinery – Diversified — 0.6%
Cummins, Inc.	4,460	651,472
Deere & Co.	9,524	1,431,743
Dover Corp.	4,386	388,293
Flowserve Corp.	3,870	211,650
Rockwell Automation, Inc.	3,661	686,511
Roper Technologies, Inc.	3,083	913,215
Xylem, Inc.	5,322	425,068

		4,707,952

Miscellaneous – Manufacturing — 1.5%
3M Co.	17,425	3,671,622
A.O. Smith Corp.	4,291	229,011
Eaton Corp. PLC	12,934	1,121,766
General Electric Co.	258,305	2,916,263
Illinois Tool Works, Inc.	9,159	1,292,518
Ingersoll-Rand PLC	7,334	750,268
Parker-Hannifin Corp.	3,933	723,397
Textron, Inc.	7,380	527,448

		11,232,293

Packaging & Containers — 0.2%
Ball Corp.	10,329	454,373
Packaging Corp. of America	2,791	306,145
Sealed Air Corp.	4,766	191,355
WestRock Co.	7,585	405,342

		1,357,215

Shipbuilding — 0.0%
Huntington Ingalls Industries, Inc.	1,277	327,014

Transportation — 1.6%
C.H. Robinson Worldwide, Inc.	4,118	403,234
CSX Corp.	24,255	1,796,083

	Number of Shares	Value
Expeditors International of Washington, Inc.	5,166	$379,856
FedEx Corp.	7,230	1,740,912
J.B. Hunt Transport Services, Inc.	2,615	311,028
Kansas City Southern	3,035	343,805
Norfolk Southern Corp.	8,303	1,498,691
Union Pacific Corp.	21,981	3,579,166
United Parcel Service, Inc. Class B	20,609	2,406,101

		12,458,876

		69,382,041

Technology — 16.5%
Computers — 5.8%
Accenture PLC Class A	19,021	3,237,374
Apple, Inc.	136,375	30,785,292
Cognizant Technology Solutions Corp. Class A	17,199	1,326,903
DXC Technology Co.	8,315	777,619
Hewlett Packard Enterprise Co.	43,745	713,481
HP, Inc.	47,025	1,211,834
International Business Machines Corp.	27,127	4,101,874
NetApp, Inc.	7,710	662,212
Seagate Technology PLC	7,769	367,862
Western Digital Corp.	8,664	507,191

		43,691,642

Office & Business Equipment — 0.0%
Xerox Corp.	6,684	180,334

Semiconductors — 3.8%
Advanced Micro Devices, Inc. (a)	25,503	787,788
Analog Devices, Inc.	11,079	1,024,364
Applied Materials, Inc.	29,229	1,129,701
Broadcom, Inc.	12,831	3,165,793
Intel Corp.	137,047	6,480,953
IPG Photonics Corp. (a)	1,049	163,717
KLA-Tencor Corp.	4,610	468,883
Lam Research Corp.	4,687	711,018
Microchip Technology, Inc.	6,952	548,582
Micron Technology, Inc. (a)	34,524	1,561,521
NVIDIA Corp.	18,072	5,078,593
Qorvo, Inc. (a)	3,741	287,645
QUALCOMM, Inc.	41,804	3,011,142
Skyworks Solutions, Inc.	5,270	478,042
Texas Instruments, Inc.	28,954	3,106,475
Xilinx, Inc.	7,495	600,874

		28,605,091

Software — 6.9%
Activision Blizzard, Inc.	22,677	1,886,500
Adobe Systems, Inc. (a)	14,566	3,932,092
Akamai Technologies, Inc. (a)	5,047	369,188
ANSYS, Inc. (a)	2,485	463,900
Autodesk, Inc. (a)	6,481	1,011,749

The accompanying notes are an integral part of the portfolio of investments.

MML Equity Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Broadridge Financial Solutions, Inc.	3,487	$460,110
CA, Inc.	9,241	407,990
Cadence Design Systems, Inc. (a)	8,339	377,923
Cerner Corp. (a)	9,795	630,896
Citrix Systems, Inc. (a)	3,808	423,297
Electronic Arts, Inc. (a)	9,075	1,093,447
Fidelity National Information Services, Inc.	9,790	1,067,795
Fiserv, Inc. (a)	11,985	987,324
Intuit, Inc.	7,700	1,750,980
Microsoft Corp.	227,926	26,067,897
MSCI, Inc.	2,633	467,121
Oracle Corp.	84,038	4,332,999
Paychex, Inc.	9,458	696,582
Red Hat, Inc. (a)	5,255	716,151
salesforce.com, Inc. (a)	22,511	3,579,924
Synopsys, Inc. (a)	4,408	434,673
Take-Two Interactive Software, Inc. (a)	3,383	466,820

		51,625,358

		124,102,425

Utilities — 2.7%
Electric — 2.6%
AES Corp.	19,562	273,868
Alliant Energy Corp.	6,849	291,562
Ameren Corp.	7,207	455,626
American Electric Power Co., Inc.	14,736	1,044,488
CenterPoint Energy, Inc.	14,626	404,409
CMS Energy Corp.	8,354	409,346
Consolidated Edison, Inc.	9,190	700,186
Dominion Energy, Inc.	19,456	1,367,368
DTE Energy Co.	5,367	585,701
Duke Energy Corp.	21,229	1,698,745
Edison International	9,637	652,232
Entergy Corp.	5,347	433,802
Evergy, Inc.	8,022	440,568
Eversource Energy	9,373	575,877
Exelon Corp.	28,780	1,256,535
FirstEnergy Corp.	14,513	539,448
NextEra Energy, Inc.	14,027	2,350,925
NRG Energy, Inc.	9,126	341,312
PG&E Corp.	15,275	702,803
Pinnacle West Capital Corp.	3,311	262,165
PPL Corp.	21,007	614,665
Public Service Enterprise Group, Inc.	15,131	798,765
SCANA Corp.	4,219	164,077
Sempra Energy	8,144	926,380
The Southern Co.	30,186	1,316,110
WEC Energy Group, Inc.	9,333	623,071
Xcel Energy, Inc.	15,050	710,510

		19,940,544

	Number of Shares	Value
Gas — 0.0%
NiSource, Inc.	10,907	$271,802

Water — 0.1%
American Water Works Co., Inc.	5,383	473,543

		20,685,889

TOTAL COMMON STOCK (Cost $409,789,230)		730,784,013

TOTAL EQUITIES (Cost $409,789,230)		730,784,013

TOTAL LONG-TERM INVESTMENTS (Cost $409,789,230)		730,784,013

	Principal Amount
SHORT-TERM INVESTMENTS — 2.8%
Repurchase Agreement — 2.6%
Fixed Income Clearing Corp., Repurchase Agreement, dated 9/28/18, 1.100%, due 10/01/18 (b)	$19,661,471	19,661,471

U.S. Treasury Bill — 0.2%
U.S. Treasury Bill 0.000% 1/10/19 (c)	1,085,000	1,078,387

TOTAL SHORT-TERM INVESTMENTS (Cost $20,740,096)		20,739,858

TOTAL INVESTMENTS — 100.0% (Cost $430,529,326) (d)		751,523,871

Other Assets/(Liabilities) — 0.0%		97,684

NET ASSETS — 100.0%		$751,621,555

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)

Maturity value of $19,663,274. Collateralized by U.S. Government Agency obligations with a rate of 2.750%, maturity date of 11/15/42, and an aggregate market value, including accrued interest, of $20,057,085.

(c)	A portion of this security is pledged/held as collateral for open futures contracts. (Note 2).
(d)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MML Equity Index Fund – Portfolio of Investments (Continued)

Futures contracts at September 30, 2018:

	Expiration Date	Number of Contracts	Notional Amount	Value/ Net Unrealized Appreciation/ (Depreciation)
Long
S&P 500 E-Mini Index	12/21/18	145	$21,035,856	$126,894

The accompanying notes are an integral part of the portfolio of investments.

MML Focused Equity Fund – Portfolio of Investments

September 30, 2018 (Unaudited)

	Number of Shares	Value
EQUITIES — 98.7%

COMMON STOCK — 98.7%
Basic Materials — 3.0%
Chemicals — 3.0%
Praxair, Inc.	11,619	$1,867,522

Consumer, Cyclical — 17.8%
Apparel — 5.0%
NIKE, Inc. Class B	37,220	3,153,278

Retail — 12.8%
Costco Wholesale Corp.	10,748	2,524,490
McDonald’s Corp.	15,122	2,529,759
The TJX Cos., Inc.	26,721	2,993,287

		8,047,536

		11,200,814

Consumer, Non-cyclical — 24.9%
Beverages — 10.8%
The Coca-Cola Co.	47,925	2,213,656
Diageo PLC	70,712	2,504,220
PepsiCo, Inc.	18,371	2,053,878

		6,771,754

Cosmetics & Personal Care — 3.5%
Colgate-Palmolive Co.	32,933	2,204,864

Health Care – Products — 4.6%
Medtronic PLC	28,977	2,850,467

Health Care – Services — 2.0%
UnitedHealth Group, Inc.	4,798	1,276,460

Pharmaceuticals — 4.0%
Bristol-Myers Squibb Co.	40,734	2,528,767

		15,632,312

Financial — 28.5%
Banks — 4.2%
The PNC Financial Services Group, Inc.	19,402	2,642,359

Diversified Financial Services — 9.5%
American Express Co.	24,867	2,648,087
BlackRock, Inc.	2,630	1,239,598
Visa, Inc. Class A	13,623	2,044,676

		5,932,361

Insurance — 7.2%
Chubb Ltd.	20,032	2,677,077
Marsh & McLennan Cos., Inc.	22,602	1,869,637

		4,546,714

Real Estate Investment Trusts (REITS) — 7.6%
American Tower Corp.	15,327	2,227,013
Public Storage	12,602	2,540,941

		4,767,954

		17,889,388

	Number of Shares	Value
Industrial — 17.0%
Aerospace & Defense — 4.8%
General Dynamics Corp.	7,024	$1,437,954
Lockheed Martin Corp.	4,570	1,581,037

		3,018,991

Transportation — 12.2%
Canadian National Railway Co.	33,405	2,997,437
Union Pacific Corp.	17,291	2,815,494
United Parcel Service, Inc. Class B	16,186	1,889,715

		7,702,646

		10,721,637

Technology — 7.5%
Computers — 3.5%
Accenture PLC Class A	12,921	2,199,154

Software — 4.0%
Microsoft Corp.	21,968	2,512,480

		4,711,634

TOTAL COMMON STOCK (Cost $53,262,675)		62,023,307

TOTAL EQUITIES (Cost $53,262,675)		62,023,307

TOTAL LONG-TERM INVESTMENTS (Cost $53,262,675)		62,023,307

	Principal Amount
SHORT-TERM INVESTMENTS — 1.9%
Repurchase Agreement — 1.9%
Fixed Income Clearing Corp., Repurchase Agreement, dated 9/28/18, 1.100%, due 10/01/18 (a)	$1,174,548	1,174,548

TOTAL SHORT-TERM INVESTMENTS (Cost $1,174,548)		1,174,548

TOTAL INVESTMENTS — 100.6% (Cost $54,437,223) (b)		63,197,855

Other Assets/(Liabilities) — (0.6)%		(346,652)

NET ASSETS — 100.0%		$62,851,203

The accompanying notes are an integral part of the portfolio of investments.

MML Focused Equity Fund – Portfolio of Investments (Continued)

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)

Maturity value of $1,174,655. Collateralized by U.S. Government Agency obligations with a rate of 2.750%, maturity date of 8/15/42, and an aggregate market value, including accrued interest, of $1,201,287.

(b)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MML Foreign Fund – Portfolio of Investments

September 30, 2018 (Unaudited)

	Number of Shares	Value
EQUITIES — 96.6%

COMMON STOCK — 96.6%
Canada — 1.9%
Alamos Gold, Inc. Class A (a)	306,210	$1,411,629
Husky Energy, Inc.	207,400	3,641,723
Wheaton Precious Metals Corp.	96,200	1,683,212

		6,736,564

Cayman Islands — 4.2%
Baidu, Inc. Sponsored ADR (b)	20,070	4,589,607
CK Asset Holdings Ltd.	452,254	3,374,854
CK Hutchison Holdings Ltd.	425,754	4,881,659
NetEase, Inc. ADR	7,300	1,666,225

		14,512,345

China — 3.3%
China Life Insurance Co. Ltd. Class H	1,467,000	3,311,176
China Telecom Corp. Ltd. Class H	11,037,643	5,475,471
Sinopharm Group Co. Ltd. Class H	568,800	2,787,740

		11,574,387

Denmark — 1.3%
Vestas Wind Systems A/S	66,972	4,523,448

France — 9.9%
AXA SA	181,650	4,876,949
BNP Paribas SA	126,561	7,734,869
Cie de Saint-Gobain	84,080	3,625,821
Cie Generale des Etablissements Michelin SCA	27,433	3,275,290
Credit Agricole SA	112,057	1,609,872
Sanofi	74,190	6,617,727
Total SA	51,453	3,322,035
Veolia Environnement SA	172,122	3,433,421

		34,495,984

Germany — 11.5%
Bayer AG Registered	60,663	5,388,900
E.ON SE	486,062	4,954,927
HeidelbergCement AG	46,022	3,597,398
Infineon Technologies AG	241,765	5,493,002
Innogy SE (b)	18,831	799,156
LANXESS AG	59,730	4,374,569
Merck KGaA	50,900	5,259,549
MorphoSys AG (b)	14,383	1,538,058
Siemens AG Registered	42,985	5,503,969
Telefonica Deutschland Holding AG	788,417	3,332,942

		40,242,470

Hong Kong — 2.6%
AIA Group Ltd.	485,200	4,335,130
China Mobile Ltd.	480,000	4,710,853

		9,045,983

	Number of Shares	Value
Ireland — 2.6%
Bank of Ireland Group PLC	572,268	$4,381,390
CRH PLC	141,012	4,609,825

		8,991,215

Israel — 1.8%
Teva Pharmaceutical Industries Ltd. Sponsored ADR	295,568	6,366,535

Italy — 2.6%
Eni SpA	350,704	6,614,385
UniCredit SpA	160,689	2,409,192

		9,023,577

Japan — 12.6%
Astellas Pharma, Inc.	356,700	6,223,080
IHI Corp.	66,500	2,519,553
Inpex Corp.	304,100	3,785,084
Mitsui Fudosan Co. Ltd.	173,300	4,102,321
Omron Corp.	67,500	2,851,468
Panasonic Corp.	345,400	4,024,306
Ryohin Keikaku Co. Ltd.	7,400	2,198,580
Seven & i Holdings Co. Ltd.	84,600	3,768,097
SoftBank Group Corp.	57,700	5,826,873
Sumitomo Metal Mining Co. Ltd.	44,200	1,550,526
Sumitomo Rubber Industries Ltd.	121,700	1,826,644
Suntory Beverage & Food Ltd.	129,100	5,456,063

		44,132,595

Luxembourg — 1.5%
SES SA	246,017	5,396,342

Netherlands — 5.5%
Akzo Nobel NV	32,182	3,008,959
ING Groep NV	364,978	4,731,763
NN Group NV	63,590	2,832,759
NXP Semiconductor NV	29,000	2,479,500
QIAGEN NV (b)	81,562	3,087,031
SBM Offshore NV	159,233	2,881,589

		19,021,601

Norway — 1.1%
Yara International ASA	77,872	3,816,653

Republic of Korea — 4.6%
Hana Financial Group, Inc.	79,353	3,186,901
KB Financial Group, Inc. ADR	64,016	3,090,692
Samsung Electronics Co. Ltd.	235,300	9,854,896

		16,132,489

Singapore — 1.4%
Singapore Telecommunications Ltd.	2,089,100	4,946,097

Sweden — 0.5%
Getinge AB Class B	146,444	1,683,960

Switzerland — 5.9%
Landis+Gyr Group AG (a) (b)	25,523	1,704,708

The accompanying notes are an integral part of the portfolio of investments.

MML Foreign Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Novartis AG Registered	59,896	$5,160,546
Roche Holding AG	27,562	6,669,434
UBS Group AG Registered (b)	436,187	6,879,114

		20,413,802

Taiwan — 1.6%
Taiwan Semiconductor Manufacturing Co. Ltd.	641,275	5,475,495

Thailand — 1.5%
Bangkok Bank PCL Foreign Registered	792,100	5,340,523

United Kingdom — 18.7%
BAE Systems PLC	428,534	3,514,854
Barclays PLC	1,525,803	3,411,316
BP PLC	1,281,535	9,832,365
Cobham PLC (b)	1,698,528	2,584,553
GlaxoSmithKline PLC	87,969	1,762,452
HSBC Holdings PLC	578,800	5,094,644
Johnson Matthey PLC	96,470	4,473,105
Kingfisher PLC	998,111	3,354,295
LivaNova PLC (b)	24,430	3,028,587
Royal Dutch Shell PLC Class A	2,397	82,284
Royal Dutch Shell PLC Class B	270,523	9,467,109
Shire PLC	89,624	5,407,229
Standard Chartered PLC	730,507	6,049,755
Travis Perkins PLC	149,165	2,068,560
Vodafone Group PLC Sponsored ADR	236,983	5,142,531

		65,273,639

TOTAL COMMON STOCK (Cost $300,255,515)		337,145,704

TOTAL EQUITIES (Cost $300,255,515)		337,145,704

MUTUAL FUNDS — 0.6%
United States — 0.6%
State Street Navigator Securities Lending Prime Portfolio (c)	1,989,933	1,989,933

TOTAL MUTUAL FUNDS (Cost $1,989,933)		1,989,933

TOTAL LONG-TERM INVESTMENTS (Cost $302,245,448)		339,135,637

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 2.8%
Repurchase Agreement — 2.8%
Fixed Income Clearing Corp., Repurchase Agreement, dated 9/28/18, 1.100%, due 10/01/18 (d)	$9,823,212	$9,823,212

TOTAL SHORT-TERM INVESTMENTS (Cost $9,823,212)		9,823,212

TOTAL INVESTMENTS — 100.0% (Cost $312,068,660) (e)		348,958,849

Other Assets/(Liabilities) — (0.0)%		(89,981)

NET ASSETS — 100.0%		$348,868,868

Abbreviation Legend

ADR	American Depositary Receipt

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)

Denotes all or a portion of security on loan. The total value of securities on loan as of September 30, 2018, was $1,896,581 or 0.54% of net assets. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).

(b)	Non-income producing security.
(c)	Represents investment of security lending collateral. (Note 2).
(d)

Maturity value of $9,824,112. Collateralized by U.S. Government Agency obligations with a rate of 2.750%, maturity date of 11/15/42, and an aggregate market value, including accrued interest, of $10,021,512.

(e)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MML Fundamental Growth Fund – Portfolio of Investments

September 30, 2018 (Unaudited)

	Number of Shares	Value
EQUITIES — 100.1%

COMMON STOCK — 100.1%
Basic Materials — 1.6%
Chemicals — 0.7%
CF Industries Holdings, Inc.	15,396	$838,158

Mining — 0.9%
Rio Tinto PLC Sponsored ADR	18,769	957,595

		1,795,753

Communications — 17.1%
Internet — 15.4%
Alibaba Group Holding Ltd. Sponsored ADR (a)	1,881	309,913
Alphabet, Inc. Class C (a)	5,136	6,129,662
Amazon.com, Inc. (a)	3,290	6,589,870
Booking Holdings, Inc. (a)	859	1,704,256
Facebook, Inc. Class A (a)	7,859	1,292,491
VeriSign, Inc. (a)	7,439	1,191,133
Yandex NV Class A (a)	10,766	354,094

		17,571,419

Media — 0.6%
FactSet Research Systems, Inc.	3,374	754,797

Telecommunications — 1.1%
Cisco Systems, Inc.	25,952	1,262,565

		19,588,781

Consumer, Cyclical — 12.1%
Apparel — 2.1%
Michael Kors Holdings Ltd. (a)	6,973	478,069
NIKE, Inc. Class B	22,180	1,879,089

		2,357,158

Lodging — 0.3%
Las Vegas Sands Corp.	6,151	364,939

Retail — 9.7%
Domino’s Pizza, Inc.	3,934	1,159,743
The Home Depot, Inc.	15,201	3,148,887
Lowe’s Cos., Inc.	4,746	544,936
McDonald’s Corp.	8,214	1,374,120
O’Reilly Automotive, Inc. (a)	4,076	1,415,677
Ross Stores, Inc.	13,011	1,289,390
The TJX Cos., Inc.	19,265	2,158,065

		11,090,818

		13,812,915

Consumer, Non-cyclical — 21.6%
Beverages — 0.7%
Monster Beverage Corp. (a)	14,688	856,017

Biotechnology — 1.9%
Amgen, Inc.	7,794	1,615,618
Gilead Sciences, Inc.	6,993	539,930

		2,155,548

	Number of Shares	Value
Commercial Services — 7.7%
Experian PLC	20,430	$524,696
FleetCor Technologies, Inc. (a)	4,734	1,078,595
Gartner, Inc. (a)	4,209	667,126
Global Payments, Inc.	11,775	1,500,135
IHS Markit Ltd. (a)	19,946	1,076,286
PayPal Holdings, Inc. (a)	17,492	1,536,497
S&P Global, Inc.	5,033	983,398
Worldpay, Inc. Class A (a)	14,580	1,476,517

		8,843,250

Cosmetics & Personal Care — 0.4%
The Procter & Gamble Co.	5,341	444,531

Foods — 0.3%
The Kroger Co.	9,800	285,278

Health Care – Products — 5.5%
Baxter International, Inc.	15,780	1,216,480
Danaher Corp.	13,225	1,437,029
Edwards Lifesciences Corp. (a)	11,650	2,028,265
Thermo Fisher Scientific, Inc.	6,524	1,592,378

		6,274,152

Health Care – Services — 3.6%
Aetna, Inc.	6,382	1,294,589
Anthem, Inc.	5,943	1,628,679
ICON PLC (a)	7,826	1,203,247

		4,126,515

Pharmaceuticals — 1.5%
Bristol-Myers Squibb Co.	27,843	1,728,493

		24,713,784

Energy — 4.5%
Oil & Gas — 2.8%
BP PLC Sponsored ADR	27,396	1,262,956
Chevron Corp.	8,503	1,039,747
Pioneer Natural Resources Co.	4,969	865,550

		3,168,253

Oil & Gas Services — 1.7%
Apergy Corp. (a)	8,509	370,652
Baker Hughes a GE Co.	20,777	702,886
National Oilwell Varco, Inc.	20,215	870,862

		1,944,400

		5,112,653

Financial — 10.9%
Banks — 0.8%
Bank of America Corp.	31,252	920,684

Diversified Financial Services — 9.3%
American Express Co.	16,089	1,713,318
Intercontinental Exchange, Inc.	19,115	1,431,522
Mastercard, Inc. Class A	13,013	2,896,824

The accompanying notes are an integral part of the portfolio of investments.

MML Fundamental Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
TD Ameritrade Holding Corp.	21,877	$1,155,762
Visa, Inc. Class A	22,920	3,440,063

		10,637,489

Real Estate Investment Trusts (REITS) — 0.8%
American Tower Corp.	5,945	863,808

		12,421,981

Industrial — 5.7%
Aerospace & Defense — 1.6%
Raytheon Co.	8,578	1,772,729

Electrical Components & Equipment — 0.7%
Emerson Electric Co.	10,537	806,923

Electronics — 0.9%
Fortive Corp.	11,960	1,007,032

Machinery – Construction & Mining — 1.3%
Caterpillar, Inc.	9,667	1,474,121

Machinery – Diversified — 1.2%
Roper Technologies, Inc.	4,789	1,418,550

		6,479,355

Technology — 26.6%
Computers — 6.6%
Apple, Inc.	22,953	5,181,410
Check Point Software Technologies Ltd. (a)	9,557	1,124,572
NetApp, Inc.	15,083	1,295,479

		7,601,461

Semiconductors — 2.4%
Maxim Integrated Products, Inc.	11,979	675,496
QUALCOMM, Inc.	10,149	731,032
Texas Instruments, Inc.	12,940	1,388,333

		2,794,861

Software — 17.6%
Adobe Systems, Inc. (a)	6,290	1,697,986
Atlassian Corp. PLC Class A (a)	7,274	699,322
Autodesk, Inc. (a)	2,214	345,628
Cerner Corp. (a)	6,128	394,705
Electronic Arts, Inc. (a)	5,566	670,647
Fiserv, Inc. (a)	9,369	771,818
Guidewire Software, Inc. (a)	4,436	448,080
Intuit, Inc.	5,766	1,311,188
Microsoft Corp.	73,392	8,393,843
salesforce.com, Inc. (a)	13,287	2,113,032
ServiceNow, Inc. (a)	3,984	779,390
SS&C Technologies Holdings, Inc	18,365	1,043,683

	Number of Shares	Value
VMware, Inc. Class A (a)	4,002	$624,552
Workday, Inc. Class A (a)	5,368	783,621

		20,077,495

		30,473,817

TOTAL COMMON STOCK (Cost $83,765,646)		114,399,039

TOTAL EQUITIES (Cost $83,765,646)		114,399,039

TOTAL LONG-TERM INVESTMENTS (Cost $83,765,646)		114,399,039

	Principal Amount
SHORT-TERM INVESTMENTS — 0.1%
Repurchase Agreement — 0.1%
Fixed Income Clearing Corp., Repurchase Agreement, dated 9/28/18, 1.100%, due 10/01/18 (b)	$146,668	146,668

TOTAL SHORT-TERM INVESTMENTS (Cost $146,668)		146,668

TOTAL INVESTMENTS — 100.2% (Cost $83,912,314) (c)		114,545,707

Other Assets/(Liabilities) — (0.2)%		(223,493)

NET ASSETS — 100.0%		$114,322,214

Abbreviation Legend

ADR	American Depositary Receipt

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)

Maturity value of $146,681. Collateralized by U.S. Government Agency obligations with a rate of 2.750%, maturity date of 8/15/42, and an aggregate market value, including accrued interest, of $153,653.

(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MML Fundamental Value Fund – Portfolio of Investments

September 30, 2018 (Unaudited)

	Number of Shares	Value
EQUITIES — 99.3%

COMMON STOCK — 99.3%
Basic Materials — 4.1%
Chemicals — 2.9%
DowDuPont, Inc.	63,040	$4,054,103
FMC Corp.	26,240	2,287,603

		6,341,706

Forest Products & Paper — 1.2%
International Paper Co.	50,980	2,505,667

		8,847,373

Communications — 9.2%
Media — 3.2%
Comcast Corp. Class A	152,360	5,395,068
Viacom, Inc. Class B	45,240	1,527,302

		6,922,370

Telecommunications — 6.0%
Cisco Systems, Inc.	118,410	5,760,646
Nokia OYJ Sponsored ADR	393,290	2,194,558
Verizon Communications, Inc.	98,230	5,244,500

		13,199,704

		20,122,074

Consumer, Cyclical — 6.2%
Apparel — 0.4%
Skechers U.S.A., Inc. Class A (a)	35,000	977,550

Housewares — 0.5%
Newell Brands, Inc.	52,380	1,063,314

Leisure Time — 0.9%
Norwegian Cruise Line Holdings Ltd. (a)	32,990	1,894,616

Lodging — 1.2%
Hilton Worldwide Holdings, Inc.	32,250	2,605,155

Retail — 3.2%
The Home Depot, Inc.	11,070	2,293,150
Qurate Retail, Inc. (a)	104,790	2,327,386
The TJX Cos., Inc.	20,180	2,260,564

		6,881,100

		13,421,735

Consumer, Non-cyclical — 21.0%
Agriculture — 2.3%
British American Tobacco PLC	31,070	1,450,541
Philip Morris International, Inc.	44,790	3,652,177

		5,102,718

Cosmetics & Personal Care — 0.8%
Unilever NV NY Shares	32,880	1,826,484

Foods — 2.8%
The Kraft Heinz Co.	31,196	1,719,211

	Number of Shares	Value
Mondelez International, Inc. Class A	55,760	$2,395,450
US Foods Holding Corp. (a)	66,900	2,061,858

		6,176,519

Health Care – Products — 4.2%
Koninklijke Philips NV Sponsored ADR	56,980	2,593,160
Medtronic PLC	40,019	3,936,669
Zimmer Biomet Holdings, Inc.	19,980	2,626,770

		9,156,599

Health Care – Services — 2.2%
Anthem, Inc.	8,040	2,203,362
UnitedHealth Group, Inc.	9,290	2,471,512

		4,674,874

Pharmaceuticals — 8.7%
Allergan PLC	14,100	2,685,768
AstraZeneca PLC Sponsored ADR	64,060	2,534,854
Bristol-Myers Squibb Co.	47,980	2,978,598
Eli Lilly & Co.	30,180	3,238,616
Merck & Co., Inc.	64,270	4,559,314
Roche Holding AG	12,101	2,928,192

		18,925,342

		45,862,536

Energy — 11.9%
Oil & Gas — 10.8%
Canadian Natural Resources Ltd.	84,370	2,755,524
Chevron Corp.	51,410	6,286,415
Concho Resources, Inc. (a)	15,540	2,373,735
EOG Resources, Inc.	33,250	4,241,702
Exxon Mobil Corp.	32,650	2,775,903
Occidental Petroleum Corp.	36,040	2,961,407
Pioneer Natural Resources Co.	12,650	2,203,504

		23,598,190

Oil & Gas Services — 1.1%
Halliburton Co.	59,430	2,408,698

		26,006,888

Financial — 26.8%
Banks — 16.2%
Bank of America Corp.	193,980	5,714,651
Citigroup, Inc.	83,880	6,017,551
The Goldman Sachs Group, Inc.	10,710	2,401,610
JP Morgan Chase & Co.	83,570	9,430,039
M&T Bank Corp.	16,900	2,780,726
The PNC Financial Services Group, Inc.	29,840	4,063,910
Wells Fargo & Co.	94,600	4,972,176

		35,380,663

Diversified Financial Services — 1.9%
BlackRock, Inc.	4,770	2,248,244

The accompanying notes are an integral part of the portfolio of investments.

MML Fundamental Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Invesco Ltd.	85,000	$1,944,800

		4,193,044

Insurance — 5.6%
American International Group, Inc.	39,280	2,091,267
Chubb Ltd.	25,895	3,460,608
Intact Financial Corp.	24,810	2,062,938
Marsh & McLennan Cos., Inc.	30,830	2,550,257
MetLife, Inc.	43,980	2,054,746

		12,219,816

Real Estate Investment Trusts (REITS) — 3.1%
Brixmor Property Group, Inc.	74,110	1,297,666
Crown Castle International Corp.	24,050	2,677,486
Park Hotels & Resorts, Inc.	81,890	2,687,630

		6,662,782

		58,456,305

Industrial — 8.7%
Aerospace & Defense — 2.6%
Lockheed Martin Corp.	6,620	2,290,255
United Technologies Corp.	25,040	3,500,843

		5,791,098

Building Materials — 1.1%
Fortune Brands Home & Security, Inc.	45,940	2,405,418

Machinery – Construction & Mining — 1.3%
Caterpillar, Inc.	18,160	2,769,218

Miscellaneous – Manufacturing — 2.4%
Eaton Corp. PLC	33,620	2,915,863
Ingersoll-Rand PLC	22,260	2,277,198

		5,193,061

Transportation — 1.3%
Union Pacific Corp.	17,330	2,821,844

		18,980,639

Technology — 7.8%
Computers — 2.0%
Cognizant Technology Solutions Corp. Class A	23,880	1,842,342
NetApp, Inc.	29,710	2,551,792

		4,394,134

Semiconductors — 5.8%
Analog Devices, Inc.	24,350	2,251,401
Intel Corp.	98,200	4,643,878
Maxim Integrated Products, Inc.	40,750	2,297,892
QUALCOMM, Inc.	47,820	3,444,475

		12,637,646

		17,031,780

	Number of Shares	Value
Utilities — 3.6%
Electric — 3.6%
Dominion Energy, Inc.	16,430	$1,154,700
Edison International	30,220	2,045,290
Eversource Energy	48,750	2,995,200
NextEra Energy, Inc.	9,660	1,619,016

		7,814,206

TOTAL COMMON STOCK (Cost $168,737,086)		216,543,536

TOTAL EQUITIES (Cost $168,737,086)		216,543,536

TOTAL LONG-TERM INVESTMENTS (Cost $168,737,086)		216,543,536

	Principal Amount
SHORT-TERM INVESTMENTS — 0.8%
Repurchase Agreement — 0.8%
Fixed Income Clearing Corp., Repurchase Agreement, dated 9/28/18, 1.100%, due 10/01/18 (b)	$1,714,902	1,714,902

TOTAL SHORT-TERM INVESTMENTS (Cost $1,714,902)		1,714,902

TOTAL INVESTMENTS — 100.1% (Cost $170,451,988) (c)		218,258,438

Other Assets/(Liabilities) — (0.1)%		(325,174)

NET ASSETS — 100.0%		$217,933,264

Abbreviation Legend

ADR	American Depositary Receipt

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)

Maturity value of $1,715,059. Collateralized by U.S. Government Agency obligations with a rate of 2.750%, maturity date of 8/15/42, and an aggregate market value, including accrued interest, of $1,750,712.

(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MML Global Fund – Portfolio of Investments

September 30, 2018 (Unaudited)

	Number of Shares	Value
EQUITIES — 99.2%

COMMON STOCK — 99.2%
Austria — 0.4%
Erste Group Bank AG	23,178	$961,379

Brazil — 0.3%
Ambev SA	179,631	815,746

Canada — 2.0%
Canadian National Railway Co.	54,398	4,884,940

Cayman Islands — 0.2%
Sands China Ltd.	92,800	415,480

Denmark — 0.7%
Carlsberg A/S Class B	13,409	1,607,834

France — 9.9%
Air Liquide SA	18,504	2,430,466
Danone SA	53,260	4,123,207
Hermes International	848	561,165
Legrand SA	26,420	1,923,813
LVMH Moet Hennessy Louis Vuitton SE	15,826	5,587,607
Pernod Ricard SA	26,781	4,393,363
Schneider Electric SE	57,586	4,632,943

		23,652,564

Germany — 6.2%
Bayer AG Registered	62,558	5,557,239
Brenntag AG	21,305	1,314,975
Deutsche Boerse AG	7,478	1,001,942
Linde AG	13,699	3,239,704
Merck KGaA	17,927	1,852,415
MTU Aero Engines AG	7,995	1,800,933

		14,767,208

Ireland — 5.5%
Accenture PLC Class A	35,805	6,094,011
Medtronic PLC	70,771	6,961,743

		13,055,754

Israel — 1.3%
Check Point Software Technologies Ltd. (a)	27,030	3,180,620

Japan — 2.3%
Hoya Corp.	24,900	1,478,211
Kubota Corp.	162,900	2,756,452
Olympus Corp.	31,200	1,218,083

		5,452,746

Mexico — 0.4%
Grupo Financiero Banorte SAB de CV Class O	119,475	864,301

Netherlands — 2.9%
Akzo Nobel NV	36,150	3,379,960

	Number of Shares	Value
Heineken NV	21,950	$2,055,317
Schlumberger Ltd.	25,284	1,540,301

		6,975,578

Republic of Korea — 0.9%
Samsung Electronics Co. Ltd.	48,471	2,030,075

Spain — 1.1%
Aena SME SA (b)	15,551	2,689,863

Sweden — 1.9%
Essity AB Class B	184,238	4,627,196

Switzerland — 7.4%
Adecco Group AG Registered	21,392	1,122,075
Cie Financiere Richemont SA Registered	26,476	2,155,486
Julius Baer Group Ltd.	22,744	1,136,742
Nestle SA Registered	70,988	5,913,732
Roche Holding AG	14,938	3,614,687
Sonova Holding AG Registered	4,257	846,987
UBS Group AG Registered	179,087	2,824,385

		17,614,094

Thailand — 0.2%
Kasikornbank PCL	81,600	549,829

United Kingdom — 9.4%
Aon PLC	15,910	2,446,640
Aptiv PLC	14,718	1,234,840
Burberry Group PLC	52,049	1,366,865
Compass Group PLC	113,349	2,520,296
Diageo PLC	133,087	4,713,191
Reckitt Benckiser Group PLC	61,971	5,661,317
Whitbread PLC	24,630	1,513,404
WPP PLC	211,750	3,095,461

		22,552,014

United States — 46.2%
3M Co.	18,877	3,977,573
Abbott Laboratories	50,742	3,722,433
American Express Co.	33,706	3,589,352
Amphenol Corp. Class A	14,165	1,331,793
AutoZone, Inc. (a)	1,513	1,173,634
The Bank of New York Mellon Corp.	72,776	3,710,848
Cisco Systems, Inc.	44,967	2,187,645
Cognizant Technology Solutions Corp. Class A	35,049	2,704,030
Colgate-Palmolive Co.	40,340	2,700,763
Comcast Corp. Class A	174,418	6,176,141
The Cooper Cos., Inc.	10,433	2,891,506
Coty, Inc. Class A	194,007	2,436,728
eBay, Inc. (a)	56,097	1,852,323
Franklin Resources, Inc.	33,108	1,006,814
The Goldman Sachs Group, Inc.	9,601	2,152,928
Harley-Davidson, Inc.	19,913	902,059

The accompanying notes are an integral part of the portfolio of investments.

MML Global Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Honeywell International, Inc.	37,359	$6,216,538
Johnson & Johnson	6,933	957,933
Kansas City Southern	35,235	3,991,421
Kellogg Co.	33,884	2,372,558
Microchip Technology, Inc. (c)	11,576	913,462
National Oilwell Varco, Inc.	17,360	747,869
NOW, Inc. (a)	10,148	167,949
Omnicom Group, Inc.	16,695	1,135,594
Oracle Corp.	73,763	3,803,220
PayPal Holdings, Inc. (a)	16,565	1,455,070
PPG Industries, Inc.	19,247	2,100,425
Praxair, Inc.	6,181	993,472
Sally Beauty Holdings, Inc. (a)	44,938	826,410
State Street Corp.	50,525	4,232,984
Stryker Corp.	26,077	4,633,361
Thermo Fisher Scientific, Inc.	30,020	7,327,282
United Parcel Service, Inc. Class B	35,115	4,099,676
United Technologies Corp.	19,373	2,708,539
Visa, Inc. Class A	48,801	7,324,542
The Walt Disney Co.	41,116	4,808,105
Waters Corp. (a)	10,045	1,955,561
Wynn Resorts Ltd.	3,711	471,520
Zimmer Biomet Holdings, Inc.	36,564	4,807,069

		110,567,130

TOTAL COMMON STOCK (Cost $190,615,337)		237,264,351

TOTAL EQUITIES (Cost $190,615,337)		237,264,351

MUTUAL FUNDS — 0.4%
United States — 0.4%
State Street Navigator Securities Lending Prime Portfolio (d)	922,530	922,530

TOTAL MUTUAL FUNDS (Cost $922,530)		922,530

TOTAL LONG-TERM INVESTMENTS (Cost $191,537,867)		238,186,881

	Principal Amount
SHORT-TERM INVESTMENTS — 0.7%
Repurchase Agreement — 0.7%
Fixed Income Clearing Corp., Repurchase Agreement, dated 9/28/18, 1.100%, due 10/01/18 (e)	$1,686,877	1,686,877

TOTAL SHORT-TERM INVESTMENTS (Cost $1,686,877)		1,686,877

Value
TOTAL INVESTMENTS —100.3% (Cost $193,224,744) (f)	$239,873,758

Other Assets/(Liabilities) — (0.3)%	(640,607)

NET ASSETS — 100.0%	$239,233,151

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)

Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2018, these securities amounted to a value of $2,689,863 or 1.12% of net assets.

(c)

Denotes all or a portion of security on loan. The total value of securities on loan as of September 30, 2018, was $904,309 or 0.38% of net assets. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).

(d)	Represents investment of security lending collateral. (Note 2).
(e)

Maturity value of $1,687,032. Collateralized by U.S. Government Agency obligations with a rate of 2.750%, maturity date of 8/15/42, and an aggregate market value, including accrued interest, of $1,722,776.

(f)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MML Growth Allocation Fund – Portfolio of Investments

September 30, 2018 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%
Equity Funds — 74.8%
MML Blue Chip Growth Fund, Initial Class (a)	4,143,017	$70,555,583
MML Equity Income Fund, Initial Class (a)	7,121,934	81,617,368
MML Equity Index Fund, Class III (a)	2,464,377	79,969,026
MML Focused Equity Fund, Class II (a)	3,475,408	20,192,123
MML Foreign Fund, Initial Class (a)	6,610,886	70,670,373
MML Fundamental Growth Fund, Class II (a)	3,235,784	35,658,338
MML Fundamental Value Fund, Class II (a)	5,387,760	76,775,580
MML Global Fund, Class I (a)	6,668,606	77,755,949
MML Income & Growth Fund, Initial Class (a)	8,407,719	82,816,032
MML International Equity Fund, Class II (a)	6,381,296	68,152,239
MML Large Cap Growth Fund, Initial Class (a)	2,094,389	22,996,394
MML Mid Cap Growth Fund, Initial Class (a)	4,745,268	76,209,008
MML Mid Cap Value Fund, Initial Class (a)	6,788,332	74,671,657
MML Small Cap Growth Equity Fund, Initial Class (a)	1,107,702	17,886,515
MML Small Company Value Fund, Class II (a)	1,970,192	33,926,710
MML Small/Mid Cap Value Fund, Initial Class (a)	1,928,246	25,067,202
MML Strategic Emerging Markets Fund, Class II (a)	4,574,682	50,412,991
Oppenheimer Discovery Mid Cap Growth Fund/VA, Non-Service Shares (a)	314,467	26,550,439
Oppenheimer Global Fund/VA, Non-Service Shares (a)	853,340	38,553,908
Oppenheimer Global Multi-Alternatives Fund/VA, Non-Service Shares (a)	14,164,613	140,654,609
Oppenheimer International Growth Fund/VA, Non-Service Shares (a)	14,300,162	34,034,386
Oppenheimer Main Street Fund/VA, Non-Service Shares (a)	791,111	24,595,644

		1,229,722,074

	Number of Shares	Value
Fixed Income Funds — 25.3%
MML Dynamic Bond Fund, Class II (a)	8,989,411	$87,556,860
MML High Yield Fund, Class II (a)	1,345,551	13,361,320
MML Inflation-Protected and Income Fund, Initial Class (a)	6,741,048	66,736,373
MML Managed Bond Fund, Initial Class (a)	10,297,782	124,330,335
MML Short-Duration Bond Fund, Class II (a)	4,665,111	45,344,880
MML Total Return Bond Fund, Class II (a)	7,752,651	77,604,032

		414,933,800

TOTAL MUTUAL FUNDS (Cost $1,636,215,784)		1,644,655,874

TOTAL LONG-TERM INVESTMENTS (Cost $1,636,215,784)		1,644,655,874

TOTAL INVESTMENTS — 100.1% (Cost $1,636,215,784) (b)		1,644,655,874

Other Assets/(Liabilities) — (0.1)%		(1,031,095)

NET ASSETS — 100.0%		$1,643,624,779

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer. See Note 4 for a summary of transactions in the investments of affiliated issuers.
(b)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MML Growth & Income Fund – Portfolio of Investments

September 30, 2018 (Unaudited)

	Number of Shares	Value
EQUITIES — 99.3%

COMMON STOCK — 99.3%
Basic Materials — 2.4%
Chemicals — 2.4%
PPG Industries, Inc.	12,678	$1,383,550
The Sherwin-Williams Co.	4,646	2,114,906

		3,498,456

Communications — 9.7%
Internet — 6.1%
Alphabet, Inc. Class A (a)	4,117	4,969,548
Alphabet, Inc. Class C (a)	1,633	1,948,936
Facebook, Inc. Class A (a)	12,910	2,123,179

		9,041,663

Media — 2.5%
Comcast Corp. Class A	81,520	2,886,623
The Walt Disney Co.	7,244	847,114

		3,733,737

Telecommunications — 1.1%
Cisco Systems, Inc.	31,178	1,516,810

		14,292,210

Consumer, Cyclical — 9.8%
Apparel — 2.3%
LVMH Moet Hennessy Louis Vuitton SE	4,671	1,649,167
NIKE, Inc. Class B	20,871	1,768,191

		3,417,358

Auto Parts & Equipment — 0.0%
Garrett Motion, Inc. (a)	494	9,146

Food Services — 0.8%
Aramark	26,294	1,131,168

Housewares — 0.9%
Newell Brands, Inc.	67,910	1,378,573

Retail — 5.8%
Costco Wholesale Corp.	7,130	1,674,694
Dollar Tree, Inc. (a)	9,421	768,283
Ross Stores, Inc.	20,396	2,021,244
Starbucks Corp.	36,961	2,100,863
Tractor Supply Co.	21,969	1,996,543

		8,561,627

		14,497,872

Consumer, Non-cyclical — 23.0%
Beverages — 2.1%
Diageo PLC	34,702	1,228,949
Pernod Ricard SA	11,325	1,857,841

		3,086,790

	Number of Shares	Value
Biotechnology — 1.1%
Biogen, Inc. (a)	4,602	$1,625,933

Cosmetics & Personal Care — 2.1%
Colgate-Palmolive Co.	23,171	1,551,298
Coty, Inc. Class A	56,626	711,223
The Estee Lauder Cos., Inc. Class A	5,933	862,184

		3,124,705

Foods — 3.0%
Danone SA	25,005	1,935,802
Mondelez International, Inc. Class A	58,783	2,525,317

		4,461,119

Health Care – Products — 8.3%
Abbott Laboratories	21,145	1,551,197
Danaher Corp.	32,198	3,498,635
Medtronic PLC	36,162	3,557,256
Thermo Fisher Scientific, Inc.	15,061	3,676,089

		12,283,177

Household Products & Wares — 0.7%
Kimberly-Clark Corp.	9,107	1,034,919

Pharmaceuticals — 5.7%
Elanco Animal Health, Inc. (a)	1,834	63,988
Eli Lilly & Co.	14,860	1,594,627
Johnson & Johnson	30,842	4,261,439
McKesson Corp.	9,888	1,311,643
Zoetis, Inc.	13,822	1,265,542

		8,497,239

		34,113,882

Energy — 5.4%
Oil & Gas — 2.1%
EOG Resources, Inc.	24,615	3,140,136

Oil & Gas Services — 1.8%
Schlumberger Ltd.	41,982	2,557,543

Pipelines — 1.5%
Enterprise Products Partners LP (b)	78,444	2,253,696

		7,951,375

Financial — 22.1%
Banks — 10.4%
Bank of America Corp.	148,080	4,362,437
The Goldman Sachs Group, Inc.	9,989	2,239,933
JP Morgan Chase & Co.	47,693	5,381,678
Morgan Stanley	37,983	1,768,868
US Bancorp	30,271	1,598,612

		15,351,528

Diversified Financial Services — 7.2%
Mastercard, Inc. Class A	14,603	3,250,774
Nasdaq, Inc.	21,914	1,880,221
TD Ameritrade Holding Corp.	12,996	686,579

The accompanying notes are an integral part of the portfolio of investments.

MML Growth & Income Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Visa, Inc. Class A	32,261	$4,842,053

		10,659,627

Insurance — 1.1%
Chubb Ltd.	11,619	1,552,763

Private Equity — 0.9%
The Blackstone Group LP (b)	35,691	1,359,113

Real Estate Investment Trusts (REITS) — 2.5%
American Tower Corp.	25,896	3,762,689

		32,685,720

Industrial — 9.7%
Aerospace & Defense — 1.5%
United Technologies Corp.	15,973	2,233,185

Electrical Components & Equipment — 1.1%
AMETEK, Inc.	19,597	1,550,515

Electronics — 3.5%
Fortive Corp.	13,696	1,153,202
Honeywell International, Inc. (a) (c) (d)	17,334	2,852,310
TE Connectivity Ltd.	13,361	1,174,833

		5,180,345

Engineering & Construction — 0.6%
Fluor Corp.	15,693	911,763

Packaging & Containers — 1.3%
Crown Holdings, Inc. (a)	41,136	1,974,528

Transportation — 1.7%
Canadian National Railway Co.	28,356	2,546,369

		14,396,705

Technology — 16.7%
Computers — 8.5%
Accenture PLC Class A	15,777	2,685,245
Amdocs Ltd.	24,373	1,608,131
Apple, Inc.	9,918	2,238,889
Cognizant Technology Solutions Corp. Class A	35,636	2,749,318
DXC Technology Co.	24,629	2,303,304
Hewlett Packard Enterprise Co.	63,810	1,040,741

		12,625,628

Semiconductors — 2.4%
Analog Devices, Inc.	13,151	1,215,941
Texas Instruments, Inc.	21,771	2,335,811

		3,551,752

Software — 5.8%
Adobe Systems, Inc. (a)	7,178	1,937,701
Electronic Arts, Inc. (a)	9,312	1,122,003
Fidelity National Information Services, Inc.	26,890	2,932,892
Microsoft Corp.	14,301	1,635,605
salesforce.com, Inc. (a)	6,013	956,248

		8,584,449

		24,761,829

	Number of Shares	Value
Utilities — 0.5%
Electric — 0.5%
American Electric Power Co., Inc.	10,703	$758,629

TOTAL COMMON STOCK (Cost $94,734,619)		146,956,678

TOTAL EQUITIES (Cost $94,734,619)		146,956,678

TOTAL LONG-TERM INVESTMENTS (Cost $94,734,619)		146,956,678

	Principal Amount
SHORT-TERM INVESTMENTS — 0.7%
Repurchase Agreement — 0.7%
Fixed Income Clearing Corp., Repurchase Agreement, dated 9/28/18, 1.100%, due 10/01/18 (e)	$1,002,620	1,002,620

TOTAL SHORT-TERM INVESTMENTS (Cost $1,002,620)		1,002,620

TOTAL INVESTMENTS — 100.0% (Cost $95,737,239) (f)		147,959,298

Other Assets/(Liabilities) — 0.0%		3,600

NET ASSETS — 100.0%		$147,962,898

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Security is a Master Limited Partnership.
(c)	Investment was valued using significant unobservable inputs.
(d)

This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At September 30, 2018, these securities amounted to a value of $2,852,310 or 1.93% of net assets.

(e)

Maturity value of $1,002,712. Collateralized by U.S. Government Agency obligations with a rate of 2.750%, maturity date of 11/15/42, and an aggregate market value, including accrued interest, of $1,026,525.

(f)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MML Income & Growth Fund – Portfolio of Investments

September 30, 2018 (Unaudited)

	Number of Shares	Value
EQUITIES — 97.5%

COMMON STOCK — 97.5%
Basic Materials — 5.7%
Chemicals — 5.7%
Air Products & Chemicals, Inc.	14,462	$2,415,876
DowDuPont, Inc.	112,698	7,247,608
LyondellBasell Industries NV Class A	13,992	1,434,320
Praxair, Inc.	33,635	5,406,154
Versum Materials, Inc.	25,059	902,375

		17,406,333

Communications — 3.0%
Media — 0.8%
Comcast Corp. Class A	67,411	2,387,023

Telecommunications — 2.2%
AT&T, Inc.	91,671	3,078,312
Verizon Communications, Inc.	67,419	3,599,501

		6,677,813

		9,064,836

Consumer, Cyclical — 8.4%
Airlines — 0.6%
Southwest Airlines Co.	27,461	1,714,939

Apparel — 0.4%
Hanesbrands, Inc.	63,576	1,171,706

Auto Parts & Equipment — 0.4%
Adient PLC	35,627	1,400,497

Home Builders — 0.4%
Lennar Corp. Class A	27,861	1,300,830

Home Furnishing — 0.5%
Whirlpool Corp.	12,470	1,480,813

Leisure Time — 2.1%
Carnival Corp.	21,190	1,351,286
Norwegian Cruise Line Holdings Ltd. (a)	41,748	2,397,588
Royal Caribbean Cruises Ltd.	19,940	2,591,004

		6,339,878

Retail — 4.0%
Advance Auto Parts, Inc.	12,700	2,137,791
Dollar General Corp.	26,274	2,871,748
Lowe’s Cos., Inc.	27,616	3,170,869
O’Reilly Automotive, Inc. (a)	5,357	1,860,594
Walmart, Inc.	22,531	2,115,886

		12,156,888

		25,565,551

Consumer, Non-cyclical — 20.3%
Agriculture — 3.2%
Altria Group, Inc.	83,209	5,018,335

	Number of Shares	Value
Philip Morris International, Inc.	58,092	$4,736,822

		9,755,157

Beverages — 0.9%
Coca-Cola European Partners PLC	58,912	2,678,729

Commercial Services — 1.1%
AMERCO	4,761	1,698,011
Nielsen Holdings PLC	56,813	1,571,447

		3,269,458

Foods — 0.5%
Tyson Foods, Inc. Class A	25,546	1,520,753

Health Care – Products — 0.9%
Medtronic PLC	27,909	2,745,408

Health Care – Services — 2.9%
Anthem, Inc.	11,584	3,174,595
Cigna Corp.	10,919	2,273,882
UnitedHealth Group, Inc.	12,325	3,278,943

		8,727,420

Pharmaceuticals — 10.8%
Cardinal Health, Inc.	46,852	2,530,008
CVS Health Corp.	94,635	7,449,667
Express Scripts Holding Co. (a)	22,764	2,162,808
Johnson & Johnson	23,695	3,273,938
Merck & Co., Inc.	66,627	4,726,519
Pfizer, Inc.	195,899	8,633,269
Sanofi ADR	69,026	3,083,391
Teva Pharmaceutical Industries Ltd. Sponsored ADR	42,679	919,306

		32,778,906

		61,475,831

Energy — 15.0%
Oil & Gas — 13.6%
BP PLC Sponsored ADR	109,039	5,026,698
Chevron Corp.	55,301	6,762,207
ConocoPhillips	99,578	7,707,337
Hess Corp.	38,259	2,738,579
Kosmos Energy Ltd. (a)	194,884	1,822,166
Occidental Petroleum Corp.	80,272	6,595,950
Parsley Energy, Inc. Class A (a)	59,972	1,754,181
Phillips 66	59,910	6,753,055
Vermilion Energy, Inc.	65,248	2,149,269

		41,309,442

Oil & Gas Services — 1.4%
Schlumberger Ltd.	67,597	4,118,009

		45,427,451

Financial — 23.3%
Banks — 12.7%
Bank of America Corp.	283,718	8,358,332
The Bank of New York Mellon Corp.	38,921	1,984,582

The accompanying notes are an integral part of the portfolio of investments.

MML Income & Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
JP Morgan Chase & Co.	73,275	$8,268,351
KeyCorp	101,420	2,017,244
The PNC Financial Services Group, Inc.	10,663	1,452,194
State Street Corp.	51,978	4,354,717
US Bancorp	87,663	4,629,483
Wells Fargo & Co.	143,449	7,539,679

		38,604,582

Diversified Financial Services — 4.6%
American Express Co.	73,993	7,879,515
E*TRADE Financial Corp. (a)	37,535	1,966,459
Navient Corp.	91,375	1,231,735
SLM Corp. (a)	248,217	2,767,619

		13,845,328

Insurance — 3.9%
Berkshire Hathaway, Inc. Class B (a)	11,634	2,490,956
Fidelity National Financial, Inc.	36,645	1,441,981
Loews Corp.	115,766	5,814,926
Willis Towers Watson PLC	14,706	2,072,663

		11,820,526

Real Estate Investment Trusts (REITS) — 1.6%
HCP, Inc.	128,140	3,372,645
MGM Growth Properties LLC Class A	50,304	1,483,465

		4,856,110

Savings & Loans — 0.5%
New York Community Bancorp, Inc.	136,760	1,418,201

		70,544,747

Industrial — 9.8%
Aerospace & Defense — 3.7%
Raytheon Co.	7,607	1,572,063
Spirit AeroSystems Holdings, Inc. Class A	27,296	2,502,224
United Technologies Corp.	51,591	7,212,938

		11,287,225

Building Materials — 2.5%
Johnson Controls International PLC	170,897	5,981,395
Owens Corning	27,656	1,500,891

		7,482,286

Hand & Machine Tools — 1.7%
Stanley Black & Decker, Inc.	35,237	5,160,106

Miscellaneous – Manufacturing — 1.9%
General Electric Co.	499,421	5,638,463

		29,568,080

Technology — 7.8%
Computers — 1.4%
Hewlett Packard Enterprise Co.	74,720	1,218,683

	Number of Shares	Value
International Business Machines Corp.	20,244	$3,061,095

		4,279,778

Semiconductors — 3.8%
Broadcom, Inc.	8,779	2,166,043
Microchip Technology, Inc.	21,919	1,729,628
QUALCOMM, Inc.	74,861	5,392,238
Texas Instruments, Inc.	20,363	2,184,746

		11,472,655

Software — 2.6%
Microsoft Corp.	21,356	2,442,486
Oracle Corp.	106,691	5,500,988

		7,943,474

		23,695,907

Utilities — 4.2%
Electric — 4.2%
Dominion Energy, Inc.	32,573	2,289,231
Entergy Corp.	53,418	4,333,802
Exelon Corp.	139,453	6,088,518

		12,711,551

TOTAL COMMON STOCK (Cost $274,265,725)		295,460,287

TOTAL EQUITIES (Cost $274,265,725)		295,460,287

TOTAL LONG-TERM INVESTMENTS (Cost $274,265,725)		295,460,287

	Principal Amount
SHORT-TERM INVESTMENTS — 2.5%
Repurchase Agreement — 2.5%
Fixed Income Clearing Corp., Repurchase Agreement, dated 9/28/18, 1.100%, due 10/01/18 (b)	$7,696,659	7,696,659

TOTAL SHORT-TERM INVESTMENTS (Cost $7,696,659)		7,696,659

TOTAL INVESTMENTS — 100.0% (Cost $281,962,384) (c)		303,156,946

Other Assets/(Liabilities) — (0.0)%		(113,926)

NET ASSETS — 100.0%		$303,043,020

The accompanying notes are an integral part of the portfolio of investments.

MML Income & Growth Fund – Portfolio of Investments (Continued)

Abbreviation Legend

ADR	American Depositary Receipt

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)

Maturity value of $7,697,365. Collateralized by U.S. Government Agency obligations with a rate of 2.750%, maturity dates ranging from 8/15/42 – 11/15/42, and an aggregate market value, including accrued interest, of $7,855,975.

(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MML International Equity Fund – Portfolio of Investments

September 30, 2018 (Unaudited)

	Number of Shares	Value
EQUITIES — 97.9%

COMMON STOCK — 97.9%
Australia — 2.5%
AMP Ltd.	788,694	$1,818,305
Brambles Ltd.	38,000	299,429
Orica Ltd.	182,167	2,233,434

		4,351,168

Canada — 1.7%
Alimentation Couche-Tard, Inc. Class B	15,100	755,321
Cenovus Energy, Inc.	220,900	2,218,150

		2,973,471

Cayman Islands — 0.5%
Baidu, Inc. Sponsored ADR (a)	3,630	830,108

France — 10.7%
Accor SA	37,600	1,927,547
BNP Paribas SA	122,435	7,482,705
Bureau Veritas SA	54,800	1,412,927
Danone SA	16,591	1,284,419
Pernod Ricard SA	2,705	443,749
Publicis Groupe SA	59,102	3,525,001
Valeo SA	61,610	2,675,129

		18,751,477

Germany — 16.8%
Allianz SE Registered	26,165	5,828,716
Bayer AG Registered	49,194	4,370,070
Bayerische Motoren Werke AG	65,630	5,911,617
Continental AG	26,855	4,674,802
Daimler AG Registered	122,800	7,735,576
thyssenkrupp AG	38,600	975,102

		29,495,883

India — 1.2%
Axis Bank Ltd. (a)	251,002	2,134,794

Indonesia — 1.6%
Bank Mandiri Persero Tbk PT	6,231,500	2,810,504

Ireland — 3.3%
Ryanair Holdings PLC Sponsored ADR (a)	28,870	2,772,675
Willis Towers Watson PLC	21,489	3,028,660

		5,801,335

Italy — 3.7%
Intesa Sanpaolo SpA	2,527,400	6,432,522

Japan — 4.5%
Komatsu Ltd.	61,600	1,874,468
Olympus Corp.	53,000	2,069,179

	Number of Shares	Value
Omron Corp.	1,000	$42,244
Toyota Motor Corp.	61,600	3,821,774

		7,807,665

Mexico — 1.3%
Grupo Televisa SAB Sponsored ADR	132,800	2,355,872

Netherlands — 6.8%
Akzo Nobel NV	7,561	706,940
ASML Holding NV	8,400	1,568,550
CNH Industrial NV	457,608	5,488,491
EXOR NV	61,400	4,115,034

		11,879,015

Republic of Korea — 1.2%
Samsung Electronics Co. Ltd.	48,650	2,037,572

South Africa — 2.8%
Naspers Ltd.	22,765	4,899,577

Sweden — 6.7%
Hennes & Mauritz AB Class B (b)	404,600	7,468,732
SKF AB Class B	107,100	2,110,605
Volvo AB Class B	127,770	2,256,480

		11,835,817

Switzerland — 9.3%
Cie Financiere Richemont SA Registered	29,340	2,388,653
Credit Suisse Group AG Registered	382,523	5,740,571
Kuehne & Nagel International AG Registered	9,535	1,509,326
LafargeHolcim Ltd. Registered	89,780	4,427,246
Nestle SA Registered	26,550	2,211,776

		16,277,572

Taiwan — 1.6%
Taiwan Semiconductor Manufacturing Co. Ltd.	337,000	2,877,458

United Kingdom — 21.7%
Ashtead Group PLC	73,959	2,347,300
Diageo PLC	33,600	1,189,923
Experian PLC	42,500	1,091,511
Ferguson PLC	3,373	286,132
G4S PLC	393,200	1,238,610
Glencore PLC	1,458,600	6,287,595
Liberty Global PLC Series A (a)	46,000	1,330,780
Liberty Global PLC Series C (a)	124,200	3,497,472
Lloyds Banking Group PLC	9,077,200	7,004,760
Meggitt PLC	110,238	813,261
Reckitt Benckiser Group PLC	10,400	950,085
Royal Bank of Scotland Group PLC	1,074,900	3,475,060
Schroders PLC	94,000	3,787,022

The accompanying notes are an integral part of the portfolio of investments.

MML International Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Smiths Group PLC	74,600	$1,454,025
WPP PLC	222,100	3,246,762

		38,000,298

TOTAL COMMON STOCK (Cost $173,790,903)		171,552,108

TOTAL EQUITIES (Cost $173,790,903)		171,552,108

MUTUAL FUNDS — 3.1%
United States — 3.1%
State Street Navigator Securities Lending Prime Portfolio (c)	5,497,029	5,497,029

TOTAL MUTUAL FUNDS (Cost $5,497,029)		5,497,029

TOTAL LONG-TERM INVESTMENTS (Cost $179,287,932)		177,049,137

	Principal Amount
SHORT-TERM INVESTMENTS — 2.1%
Repurchase Agreement — 2.1%
Fixed Income Clearing Corp., Repurchase Agreement, dated 9/28/18, 1.100%, due 10/01/18 (d)	$3,732,511	3,732,511

TOTAL SHORT-TERM INVESTMENTS (Cost $3,732,511)		3,732,511

TOTAL INVESTMENTS — 103.1% (Cost $183,020,443) (e)		180,781,648

Other Assets/(Liabilities) — (3.1)%		(5,499,795)

NET ASSETS — 100.0%		$175,281,853

Abbreviation Legend

ADR	American Depositary Receipt

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)

Denotes all or a portion of security on loan. The total value of securities on loan as of September 30, 2018, was $5,231,772 or 2.98% of net assets. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).

(c)	Represents investment of security lending collateral. (Note 2).
(d)

Maturity value of $3,732,853. Collateralized by U.S. Government Agency obligations with a rate of 2.750%, maturity date of 8/15/42, and an aggregate market value, including accrued interest, of $3,808,731.

(e)	See Note 3 for aggregate cost for federal tax purposes.

Forward contracts at September 30, 2018:

Counterparty			Settlement Date	In Exchange for	Unrealized Appreciation/ (Depreciation)
Contract to Deliver
CHF	3,135,000	State Street Bank and Trust Co.	6/19/19	$3,318,198	$40,197

Currency Legend

CHF	Swiss Franc

The accompanying notes are an integral part of the portfolio of investments.

MML Large Cap Growth Fund – Portfolio of Investments

September 30, 2018 (Unaudited)

	Number of Shares	Value
EQUITIES — 98.5%

COMMON STOCK — 98.5%
Communications — 29.6%
Internet — 25.0%
Alibaba Group Holding Ltd. Sponsored ADR (a)	34,334	$5,656,870
Alphabet, Inc. Class A (a)	2,672	3,225,318
Alphabet, Inc. Class C (a)	2,679	3,197,306
Amazon.com, Inc. (a)	4,033	8,078,099
Facebook, Inc. Class A (a)	35,349	5,813,496

		25,971,089

Media — 1.7%
FactSet Research Systems, Inc.	8,034	1,797,286

Telecommunications — 2.9%
Cisco Systems, Inc.	61,930	3,012,895

		30,781,270

Consumer, Cyclical — 5.6%
Retail — 5.6%
Starbucks Corp.	49,211	2,797,153
Yum China Holdings, Inc.	35,497	1,246,300
Yum! Brands, Inc.	19,673	1,788,472

		5,831,925

Consumer, Non-cyclical — 26.2%
Beverages — 5.7%
The Coca-Cola Co.	53,577	2,474,722
Monster Beverage Corp. (a)	60,276	3,512,885

		5,987,607

Biotechnology — 5.4%
Amgen, Inc.	9,252	1,917,847
Regeneron Pharmaceuticals, Inc. (a)	9,120	3,684,845

		5,602,692

Commercial Services — 1.0%
Automatic Data Processing, Inc.	6,716	1,011,832

Cosmetics & Personal Care — 4.5%
Colgate-Palmolive Co.	31,428	2,104,105
The Procter & Gamble Co.	31,650	2,634,229

		4,738,334

Foods — 2.7%
Danone SA Sponsored ADR	182,873	2,828,131

Health Care – Products — 1.6%
Varian Medical Systems, Inc. (a)	14,431	1,615,262

Pharmaceuticals — 5.3%
Merck & Co., Inc.	15,845	1,124,044
Novartis AG Sponsored ADR	19,674	1,695,112
Novo Nordisk A/S Sponsored ADR	57,600	2,715,264

		5,534,420

		27,318,278

	Number of Shares	Value
Energy — 2.5%
Oil & Gas Services — 2.5%
Schlumberger Ltd.	43,342	$2,640,395

Financial — 10.0%
Diversified Financial Services — 10.0%
American Express Co.	10,714	1,140,934
SEI Investments Co.	41,850	2,557,035
Visa, Inc. Class A	44,682	6,706,321

		10,404,290

Industrial — 6.3%
Machinery – Diversified — 2.5%
Deere & Co.	17,341	2,606,873

Transportation — 3.8%
Expeditors International of Washington, Inc.	40,349	2,966,862
United Parcel Service, Inc. Class B	8,826	1,030,435

		3,997,297

		6,604,170

Technology — 18.3%
Semiconductors — 3.2%
QUALCOMM, Inc.	45,475	3,275,564

Software — 15.1%
Autodesk, Inc. (a)	28,939	4,517,667
Cerner Corp. (a)	35,941	2,314,960
Microsoft Corp.	30,709	3,512,189
Oracle Corp.	105,114	5,419,678

		15,764,494

		19,040,058

TOTAL COMMON STOCK (Cost $70,338,521)		102,620,386

TOTAL EQUITIES (Cost $70,338,521)		102,620,386

TOTAL LONG-TERM INVESTMENTS (Cost $70,338,521)		102,620,386

	Principal Amount
SHORT-TERM INVESTMENTS — 1.6%
Repurchase Agreement — 1.6%
Fixed Income Clearing Corp., Repurchase Agreement, dated 9/28/18, 1.100%, due 10/01/18 (b)	$1,680,403	1,680,403

TOTAL SHORT-TERM INVESTMENTS (Cost $1,680,403)		1,680,403

The accompanying notes are an integral part of the portfolio of investments.

MML Large Cap Growth Fund – Portfolio of Investments (Continued)

Value
TOTAL INVESTMENTS — 100.1% (Cost $72,018,924) (c)	$104,300,789

Other Assets/(Liabilities) — (0.1)%	(105,763)

NET ASSETS — 100.0%	$104,195,026

Abbreviation Legend

ADR	American Depositary Receipt

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)

Maturity value of $1,680,557. Collateralized by U.S. Government Agency obligations with a rate of 3.125%, maturity date of 2/15/43, and an aggregate market value, including accrued interest, of $1,714,065.

(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MML Managed Volatility Fund – Portfolio of Investments

September 30, 2018 (Unaudited)

	Number of Shares	Value
EQUITIES — 100.1%

COMMON STOCK — 100.1%
Basic Materials — 1.9%
Chemicals — 1.6%
Air Products & Chemicals, Inc. (a)	1,545	$258,092
Albemarle Corp. (a)	780	77,828
CF Industries Holdings, Inc. (a)	1,644	89,499
DowDuPont, Inc. (a)	16,354	1,051,726
Eastman Chemical Co. (a)	1,005	96,199
FMC Corp. (a)	947	82,560
International Flavors & Fragrances, Inc. (a)	555	77,212
LyondellBasell Industries NV Class A (a)	2,265	232,185
The Mosaic Co. (a)	2,471	80,258
PPG Industries, Inc. (a)	1,752	191,196
Praxair, Inc. (a)	2,025	325,478
The Sherwin-Williams Co. (a)	583	265,387

		2,827,620

Forest Products & Paper — 0.1%
International Paper Co. (a)	2,922	143,616

Iron & Steel — 0.1%
Nucor Corp. (a)	2,239	142,065

Mining — 0.1%
Freeport-McMoRan, Inc. (a)	9,492	132,129
Newmont Mining Corp. (a)	3,763	113,642

		245,771

		3,359,072

Communications — 14.7%
Advertising — 0.1%
The Interpublic Group of Cos., Inc. (a)	2,717	62,138
Omnicom Group, Inc. (a)	1,603	109,036

		171,174

Internet — 9.4%
Alphabet, Inc. Class A (a) (b)	2,105	2,540,903
Alphabet, Inc. Class C (a) (b)	2,199	2,624,441
Amazon.com, Inc. (a) (b)	2,909	5,826,727
Booking Holdings, Inc. (a) (b)	339	672,576
eBay, Inc. (a) (b)	6,511	214,993
Expedia Group, Inc. (a)	855	111,560
F5 Networks, Inc. (a) (b)	431	85,950
Facebook, Inc. Class A (a) (b)	17,113	2,814,404
Netflix, Inc. (a) (b)	3,063	1,145,960
Symantec Corp. (a)	4,375	93,100
TripAdvisor, Inc. (a) (b)	787	40,192
Twitter, Inc. (a) (b)	4,614	131,315
VeriSign, Inc. (a) (b)	674	107,921

		16,410,042

	Number of Shares	Value
Media — 2.1%
CBS Corp. Class B (a)	2,407	$138,282
Charter Communications, Inc. Class A (a) (b)	1,305	425,273
Comcast Corp. Class A (a)	32,366	1,146,080
Discovery, Inc. Class A (a) (b)	1,098	35,136
Discovery, Inc. Class C (a) (b)	2,410	71,288
DISH Network Corp. Class A (a) (b)	1,613	57,681
News Corp. Class A (a)	2,786	36,747
News Corp. Class B (a)	778	10,581
Twenty-First Century Fox, Inc. Class A (a)	7,427	344,093
Twenty-First Century Fox, Inc. Class B (a)	3,099	141,996
Viacom, Inc. Class B (a)	2,489	84,029
The Walt Disney Co. (a)	10,478	1,225,297

		3,716,483

Telecommunications — 3.1%
Arista Networks, Inc. (a) (b)	335	89,063
AT&T, Inc. (a)	51,180	1,718,624
CenturyLink, Inc. (a)	6,918	146,662
Cisco Systems, Inc. (a)	32,503	1,581,271
Juniper Networks, Inc. (a)	2,465	73,876
Motorola Solutions, Inc. (a)	1,135	147,709
Verizon Communications, Inc. (a)	29,122	1,554,824

		5,312,029

		25,609,728

Consumer, Cyclical — 8.3%
Airlines — 0.5%
Alaska Air Group, Inc. (a)	869	59,839
American Airlines Group, Inc. (a)	2,937	121,386
Delta Air Lines, Inc. (a)	4,526	261,739
Southwest Airlines Co. (a)	3,772	235,561
United Continental Holdings, Inc. (a) (b)	1,662	148,018

		826,543

Apparel — 0.7%
Hanesbrands, Inc. (a)	2,536	46,739
Michael Kors Holdings Ltd. (a) (b)	1,057	72,468
NIKE, Inc. Class B (a)	9,042	766,038
PVH Corp. (a)	535	77,254
Ralph Lauren Corp. (a)	392	53,920
Under Armour, Inc. Class A (a) (b)	1,341	28,456
Under Armour, Inc. Class C (a) (b)	1,292	25,142
VF Corp. (a)	2,309	215,776

		1,285,793

Auto Manufacturers — 0.4%
Ford Motor Co. (a)	27,699	256,216
General Motors Co. (a)	8,929	300,639
PACCAR, Inc. (a)	2,476	168,838

		725,693

The accompanying notes are an integral part of the portfolio of investments.

MML Managed Volatility Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Auto Parts & Equipment — 0.1%
Aptiv PLC (a)	1,876	$157,396
BorgWarner, Inc. (a)	1,381	59,079
The Goodyear Tire & Rubber Co. (a)	1,678	39,249

		255,724

Distribution & Wholesale — 0.2%
Fastenal Co. (a)	2,024	117,432
LKQ Corp. (a) (b)	2,179	69,009
W.W. Grainger, Inc. (a)	359	128,310

		314,751

Home Builders — 0.1%
D.R. Horton, Inc. (a)	2,420	102,076
Lennar Corp. Class A (a)	1,904	88,898
PulteGroup, Inc. (a)	1,867	46,245

		237,219

Home Furnishing — 0.1%
Leggett & Platt, Inc. (a)	920	40,287
Whirlpool Corp. (a)	454	53,912

		94,199

Housewares — 0.0%
Newell Brands, Inc. (a)	3,469	70,421

Leisure Time — 0.3%
Carnival Corp. (a)	2,879	183,594
Harley-Davidson, Inc. (a)	1,169	52,956
Norwegian Cruise Line Holdings Ltd. (a) (b)	1,454	83,503
Royal Caribbean Cruises Ltd. (a)	1,200	155,928

		475,981

Lodging — 0.4%
Hilton Worldwide Holdings, Inc. (a)	1,965	158,733
Marriott International, Inc. Class A (a)	2,089	275,810
MGM Resorts International (a)	3,525	98,383
Wynn Resorts Ltd. (a)	596	75,728

		608,654

Retail — 5.4%
Advance Auto Parts, Inc. (a)	520	87,532
AutoZone, Inc. (a) (b)	187	145,056
Best Buy Co., Inc. (a)	1,737	137,848
CarMax, Inc. (a) (b)	1,272	94,980
Chipotle Mexican Grill, Inc. (a) (b)	172	78,178
Copart, Inc. (a) (b)	1,421	73,224
Costco Wholesale Corp. (a)	3,090	725,779
Darden Restaurants, Inc. (a)	872	96,958
Dollar General Corp. (a)	1,796	196,303
Dollar Tree, Inc. (a) (b)	1,678	136,841
Foot Locker, Inc. (a)	832	42,415
The Gap, Inc. (a)	1,532	44,198
Genuine Parts Co. (a)	1,033	102,680
The Home Depot, Inc. (a)	8,125	1,683,094

	Number of Shares	Value
Kohl’s Corp. (a)	1,184	$88,267
L Brands, Inc. (a)	1,710	51,813
Lowe’s Cos., Inc. (a)	5,789	664,693
Macy’s, Inc. (a)	2,157	74,913
McDonald’s Corp. (a)	5,534	925,783
Nordstrom, Inc. (a)	827	49,463
O’Reilly Automotive, Inc. (a) (b)	581	201,793
Ross Stores, Inc. (a)	2,671	264,696
Starbucks Corp. (a)	9,725	552,769
Tapestry, Inc. (a)	2,029	101,998
Target Corp. (a)	3,756	331,317
Tiffany & Co. (a)	719	92,729
The TJX Cos., Inc. (a)	4,421	495,240
Tractor Supply Co. (a)	846	76,885
Ulta Salon Cosmetics & Fragrance, Inc. (a) (b)	403	113,694
Walgreens Boots Alliance, Inc. (a)	6,007	437,910
Walmart, Inc. (a)	10,193	957,225
Yum! Brands, Inc. (a)	2,285	207,729

		9,334,003

Textiles — 0.0%
Mohawk Industries, Inc. (a) (b)	445	78,031

Toys, Games & Hobbies — 0.1%
Hasbro, Inc. (a)	802	84,306
Mattel, Inc. (a)	2,425	38,073

		122,379

		14,429,391

Consumer, Non-cyclical — 22.2%
Agriculture — 1.1%
Altria Group, Inc. (a)	13,335	804,234
Archer-Daniels-Midland Co. (a)	3,944	198,265
Philip Morris International, Inc. (a)	10,954	893,189

		1,895,688

Beverages — 1.7%
Brown-Forman Corp. Class B (a)	1,361	68,799
The Coca-Cola Co. (a)	26,990	1,246,668
Constellation Brands, Inc. Class A (a)	1,183	255,078
Molson Coors Brewing Co. Class B (a)	1,303	80,135
Monster Beverage Corp. (a) (b)	2,917	170,003
PepsiCo, Inc. (a)	9,994	1,117,329

		2,938,012

Biotechnology — 2.2%
Alexion Pharmaceuticals, Inc. (a) (b)	1,567	217,829
Amgen, Inc. (a)	4,693	972,812
Biogen, Inc. (a) (b)	1,487	525,372
Celgene Corp. (a) (b)	4,980	445,660
Gilead Sciences, Inc. (a)	9,162	707,398
Illumina, Inc. (a) (b)	1,036	380,274
Incyte Corp. (a) (b)	1,239	85,590

The accompanying notes are an integral part of the portfolio of investments.

MML Managed Volatility Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Regeneron Pharmaceuticals, Inc. (a) (b)	545	$220,202
Vertex Pharmaceuticals, Inc. (a) (b)	1,795	345,968

		3,901,105

Commercial Services — 2.0%
Automatic Data Processing, Inc. (a)	3,104	467,649
Cintas Corp. (a)	609	120,466
Ecolab, Inc. (a)	1,830	286,907
Equifax, Inc. (a)	853	111,376
FleetCor Technologies, Inc. (a) (b)	633	144,223
Gartner, Inc. (a) (b)	643	101,916
Global Payments, Inc. (a)	1,121	142,815
H&R Block, Inc. (a)	1,471	37,878
IHS Markit Ltd. (a) (b)	2,498	134,792
Moody’s Corp. (a)	1,176	196,627
Nielsen Holdings PLC (a)	2,358	65,222
PayPal Holdings, Inc. (a) (b)	8,466	743,654
Quanta Services, Inc. (a) (b)	1,053	35,149
Robert Half International, Inc. (a)	870	61,231
Rollins, Inc.	705	42,787
S&P Global, Inc. (a)	1,771	346,036
Total System Services, Inc. (a)	1,168	115,328
United Rentals, Inc. (a) (b)	589	96,360
Verisk Analytics, Inc. (a) (b)	1,088	131,158
The Western Union Co. (a)	3,244	61,831

		3,443,405

Cosmetics & Personal Care — 1.2%
Colgate-Palmolive Co. (a)	6,150	411,743
Coty, Inc. Class A (a)	3,329	41,812
The Estee Lauder Cos., Inc. Class A (a)	1,578	229,315
The Procter & Gamble Co. (a)	17,723	1,475,085

		2,157,955

Foods — 1.2%
Campbell Soup Co. (a)	1,341	49,121
Conagra Brands, Inc. (a)	2,780	94,437
General Mills, Inc. (a)	4,184	179,577
The Hershey Co. (a)	983	100,266
Hormel Foods Corp. (a)	1,910	75,254
The J.M. Smucker Co. (a)	788	80,857
Kellogg Co. (a)	1,761	123,305
The Kraft Heinz Co. (a)	4,217	232,399
The Kroger Co. (a)	5,769	167,935
McCormick & Co., Inc. (a)	849	111,856
Mondelez International, Inc. Class A (a)	10,405	446,999
Sysco Corp. (a)	3,376	247,292
Tyson Foods, Inc. Class A (a)	2,099	124,953

		2,034,251

Health Care – Products — 3.7%
Abbott Laboratories (a)	12,354	906,289

	Number of Shares	Value
ABIOMED, Inc. (a) (b)	297	$133,576
Align Technology, Inc. (a) (b)	512	200,305
Baxter International, Inc. (a)	3,470	267,502
Becton, Dickinson & Co. (a)	1,882	491,202
Boston Scientific Corp. (a) (b)	9,719	374,181
The Cooper Cos., Inc. (a)	344	95,340
Danaher Corp. (a)	4,331	470,606
DENTSPLY SIRONA, Inc. (a)	1,600	60,384
Edwards Lifesciences Corp. (a) (b)	1,485	258,538
Henry Schein, Inc. (a) (b)	1,070	90,982
Hologic, Inc. (a) (b)	1,921	78,723
IDEXX Laboratories, Inc. (a) (b)	612	152,792
Intuitive Surgical, Inc. (a) (b)	798	458,052
Medtronic PLC (a)	9,542	938,647
ResMed, Inc. (a)	1,005	115,917
Stryker Corp. (a)	2,264	402,268
Thermo Fisher Scientific, Inc. (a)	2,835	691,967
Varian Medical Systems, Inc. (a) (b)	640	71,635
Zimmer Biomet Holdings, Inc. (a)	1,432	188,265

		6,447,171

Health Care – Services — 2.7%
Aetna, Inc. (a)	2,305	467,569
Anthem, Inc. (a)	1,798	492,742
Centene Corp. (a) (b)	1,445	209,207
Cigna Corp. (a)	1,714	356,941
DaVita, Inc. (a) (b)	1,006	72,060
Envision Healthcare Corp. (a) (b)	851	38,916
HCA Healthcare, Inc. (a)	1,967	273,649
Humana, Inc. (a)	970	328,365
IQVIA Holdings, Inc. (a) (b)	1,149	149,071
Laboratory Corp. of America Holdings (a) (b)	721	125,223
Quest Diagnostics, Inc. (a)	954	102,946
UnitedHealth Group, Inc. (a)	6,772	1,801,623
Universal Health Services, Inc. Class B (a)	612	78,238
WellCare Health Plans, Inc. (a) (b)	347	111,210

		4,607,760

Household Products & Wares — 0.3%
Avery Dennison Corp. (a)	620	67,177
Church & Dwight Co., Inc. (a)	1,723	102,294
The Clorox Co. (a)	912	137,174
Kimberly-Clark Corp. (a)	2,462	279,782

		586,427

Pharmaceuticals — 6.1%
AbbVie, Inc. (a)	10,680	1,010,114
Allergan PLC (a)	2,389	455,057
AmerisourceBergen Corp. (a)	1,152	106,237
Bristol-Myers Squibb Co. (a)	11,520	715,162
Cardinal Health, Inc. (a)	2,189	118,206
CVS Health Corp. (a)	7,162	563,793

The accompanying notes are an integral part of the portfolio of investments.

MML Managed Volatility Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Eli Lilly & Co. (a)	6,731	$722,304
Express Scripts Holding Co. (a) (b)	3,956	375,859
Johnson & Johnson (a)	18,903	2,611,827
McKesson Corp. (a)	1,436	190,485
Merck & Co., Inc. (a)	18,960	1,345,022
Mylan NV (a) (b)	3,631	132,895
Nektar Therapeutics (a) (b)	1,135	69,190
Perrigo Co. PLC (a)	907	64,216
Pfizer, Inc. (a)	41,227	1,816,874
Zoetis, Inc. (a)	3,409	312,128

		10,609,369

		38,621,143

Energy — 6.0%
Oil & Gas — 4.9%
Anadarko Petroleum Corp. (a)	3,629	244,631
Andeavor	979	150,277
Apache Corp. (a)	2,693	128,375
Cabot Oil & Gas Corp. (a)	3,181	71,636
Chevron Corp. (a)	13,702	1,675,481
Cimarex Energy Co. (a)	665	61,805
Concho Resources, Inc. (a) (b)	1,339	204,532
ConocoPhillips (a)	8,245	638,163
Devon Energy Corp. (a)	3,687	147,259
EOG Resources, Inc. (a)	4,080	520,486
EQT Corp. (a)	1,786	78,995
Exxon Mobil Corp. (a)	30,194	2,567,094
Helmerich & Payne, Inc. (a)	778	53,503
Hess Corp. (a)	1,848	132,280
HollyFrontier Corp. (a)	1,244	86,956
Marathon Oil Corp. (a)	6,008	139,866
Marathon Petroleum Corp. (a)	3,254	260,222
Newfield Exploration Co. (a) (b)	1,405	40,506
Noble Energy, Inc. (a)	3,426	106,857
Occidental Petroleum Corp. (a)	5,397	443,471
Phillips 66 (a)	2,958	333,426
Pioneer Natural Resources Co. (a)	1,201	209,202
Valero Energy Corp. (a)	3,036	345,345

		8,640,368

Oil & Gas Services — 0.7%
Baker Hughes a GE Co. (a)	2,932	99,190
Halliburton Co. (a)	6,174	250,232
National Oilwell Varco, Inc. (a)	2,689	115,842
Schlumberger Ltd. (a)	9,758	594,457
TechnipFMC PLC (a)	3,054	95,438

		1,155,159

Pipelines — 0.4%
Kinder Morgan, Inc. (a)	13,375	237,139
ONEOK, Inc. (a)	2,897	196,387
The Williams Cos., Inc. (a)	8,357	227,227

		660,753

		10,456,280

	Number of Shares	Value
Financial — 17.6%
Banks — 7.0%
Bank of America Corp. (a)	65,385	$1,926,242
The Bank of New York Mellon Corp. (a)	6,524	332,659
BB&T Corp. (a)	5,496	266,776
Capital One Financial Corp. (a)	3,428	325,420
Citigroup, Inc. (a)	17,972	1,289,311
Citizens Financial Group, Inc. (a)	3,415	131,717
Comerica, Inc. (a)	1,215	109,593
Fifth Third Bancorp (a)	4,838	135,077
The Goldman Sachs Group, Inc. (a)	2,476	555,218
Huntington Bancshares, Inc. (a)	7,779	116,063
JP Morgan Chase & Co. (a)	23,660	2,669,794
KeyCorp (a)	7,479	148,757
M&T Bank Corp. (a)	1,024	168,489
Morgan Stanley (a)	9,604	447,258
Northern Trust Corp. (a)	1,489	152,072
The PNC Financial Services Group, Inc. (a)	3,310	450,789
Regions Financial Corp. (a)	7,961	146,084
State Street Corp. (a)	2,575	215,734
SunTrust Banks, Inc. (a)	3,276	218,804
SVB Financial Group (a) (b)	374	116,250
US Bancorp (a)	10,999	580,857
Wells Fargo & Co. (a)	30,909	1,624,577
Zions Bancorp (a)	1,363	68,355

		12,195,896

Diversified Financial Services — 3.9%
Affiliated Managers Group, Inc. (a)	383	52,364
Alliance Data Systems Corp. (a)	339	80,058
American Express Co. (a)	5,032	535,858
Ameriprise Financial, Inc. (a)	1,027	151,647
BlackRock, Inc. (a)	869	409,586
Cboe Global Markets, Inc. (a)	792	76,000
The Charles Schwab Corp. (a)	8,459	415,760
CME Group, Inc. (a)	2,400	408,504
Discover Financial Services (a)	2,481	189,672
E*TRADE Financial Corp. (a) (b)	1,856	97,236
Franklin Resources, Inc. (a)	2,243	68,210
Intercontinental Exchange, Inc. (a)	4,082	305,701
Invesco Ltd. (a)	2,841	65,002
Jefferies Financial Group, Inc. (a)	2,137	46,929
Mastercard, Inc. Class A (a)	6,461	1,438,283
Nasdaq, Inc. (a)	823	70,613
Raymond James Financial, Inc. (a)	909	83,673
Synchrony Financial (a)	5,023	156,115
T. Rowe Price Group, Inc. (a)	1,705	186,152
Visa, Inc. Class A (a)	12,588	1,889,333

		6,726,696

Insurance — 4.0%
Aflac, Inc. (a)	5,460	257,002

The accompanying notes are an integral part of the portfolio of investments.

MML Managed Volatility Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
The Allstate Corp. (a)	2,477	$244,480
American International Group, Inc. (a)	6,329	336,956
Aon PLC (a)	1,723	264,963
Arthur J Gallagher & Co. (a)	1,286	95,730
Assurant, Inc. (a)	369	39,834
Berkshire Hathaway, Inc. Class B (a) (b)	13,818	2,958,572
Brighthouse Financial, Inc. (a) (b)	843	37,294
Chubb Ltd. (a)	3,283	438,740
Cincinnati Financial Corp. (a)	1,053	80,881
Everest Re Group Ltd. (a)	288	65,799
The Hartford Financial Services Group, Inc. (a)	2,524	126,099
Lincoln National Corp. (a)	1,526	103,249
Loews Corp. (a)	1,848	92,825
Marsh & McLennan Cos., Inc. (a)	3,576	295,807
MetLife, Inc. (a)	7,164	334,702
Principal Financial Group, Inc. (a)	1,875	109,856
The Progressive Corp. (a)	4,104	291,548
Prudential Financial, Inc. (a)	2,961	300,008
Torchmark Corp. (a)	745	64,584
The Travelers Cos., Inc. (a)	1,905	247,098
Unum Group (a)	1,555	60,754
Willis Towers Watson PLC (a)	935	131,779

		6,978,560

Real Estate — 0.1%
CBRE Group, Inc. Class A (a) (b)	2,130	93,933

Real Estate Investment Trusts (REITS) — 2.6%
Alexandria Real Estate Equities, Inc. (a)	724	91,072
American Tower Corp. (a)	3,114	452,464
Apartment Investment & Management Co. Class A (a)	1,111	49,029
AvalonBay Communities, Inc. (a)	975	176,621
Boston Properties, Inc. (a)	1,088	133,922
Crown Castle International Corp. (a)	2,924	325,529
Digital Realty Trust, Inc. (a)	1,466	164,896
Duke Realty Corp. (a)	2,511	71,237
Equinix, Inc. (a)	560	242,418
Equity Residential (a)	2,596	172,011
Essex Property Trust, Inc. (a)	465	114,720
Extra Space Storage, Inc. (a)	889	77,023
Federal Realty Investment Trust (a)	517	65,385
HCP, Inc. (a)	3,316	87,277
Host Hotels & Resorts, Inc. (a)	5,224	110,226
Iron Mountain, Inc. (a)	1,984	68,488
Kimco Realty Corp. (a)	2,944	49,283
The Macerich Co. (a)	765	42,297
Mid-America Apartment Communities, Inc. (a)	794	79,543
Prologis, Inc. (a)	4,434	300,581
Public Storage (a)	1,056	212,921

	Number of Shares	Value
Realty Income Corp. (a)	2,008	$114,235
Regency Centers Corp. (a)	1,516	98,040
SBA Communications Corp. (a) (b)	812	130,432
Simon Property Group, Inc. (a)	2,183	385,845
SL Green Realty Corp. (a)	623	60,761
UDR, Inc. (a)	1,868	75,523
Ventas, Inc. (a)	2,511	136,548
Vornado Realty Trust (a)	1,220	89,060
Welltower, Inc. (a)	2,622	168,647
Weyerhaeuser Co. (a)	5,383	173,709

		4,519,743

Savings & Loans — 0.0%
People’s United Financial, Inc. (a)	2,459	42,098

		30,556,926

Industrial — 9.5%
Aerospace & Defense — 2.6%
Arconic, Inc. (a)	2,993	65,876
The Boeing Co. (a)	3,859	1,435,162
General Dynamics Corp. (a)	1,947	398,590
Harris Corp. (a)	837	141,629
L3 Technologies, Inc. (a)	550	116,941
Lockheed Martin Corp. (a)	1,751	605,776
Northrop Grumman Corp. (a)	1,229	390,048
Raytheon Co. (a)	2,025	418,486
Rockwell Collins, Inc. (a)	1,158	162,664
TransDigm Group, Inc. (a) (b)	343	127,699
United Technologies Corp. (a)	5,243	733,024

		4,595,895

Building Materials — 0.3%
Fortune Brands Home & Security, Inc. (a)	1,021	53,459
Johnson Controls International PLC (a)	6,522	228,270
Martin Marietta Materials, Inc. (a)	444	80,786
Masco Corp. (a)	2,226	81,472
Vulcan Materials Co. (a)	932	103,638

		547,625

Electrical Components & Equipment — 0.3%
AMETEK, Inc. (a)	1,630	128,966
Emerson Electric Co. (a)	4,438	339,862

		468,828

Electronics — 1.3%
Agilent Technologies, Inc. (a)	2,252	158,856
Allegion PLC (a)	667	60,410
Amphenol Corp. Class A (a)	2,127	199,981
Corning, Inc. (a)	5,890	207,917
FLIR Systems, Inc. (a)	966	59,380
Fortive Corp. (a)	2,172	182,882
Garmin Ltd. (a)	782	54,779
Honeywell International, Inc. (a)	5,259	875,098

The accompanying notes are an integral part of the portfolio of investments.

MML Managed Volatility Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Mettler-Toledo International, Inc. (a) (b)	179	$109,007
PerkinElmer, Inc. (a)	777	75,579
TE Connectivity Ltd. (a)	2,465	216,748
Waters Corp. (a) (b)	556	108,242

		2,308,879

Engineering & Construction — 0.1%
Fluor Corp. (a)	990	57,519
Jacobs Engineering Group, Inc. (a)	848	64,872

		122,391

Environmental Controls — 0.3%
Pentair PLC (a)	1,140	49,419
Republic Services, Inc. (a)	1,571	114,149
Stericycle, Inc. (a) (b)	602	35,325
Waste Management, Inc. (a)	2,803	253,279

		452,172

Hand & Machine Tools — 0.1%
Snap-on, Inc. (a)	398	73,073
Stanley Black & Decker, Inc. (a)	1,083	158,594

		231,667

Machinery – Construction & Mining — 0.4%
Caterpillar, Inc. (a)	4,211	642,135

Machinery – Diversified — 0.7%
Cummins, Inc. (a)	1,100	160,677
Deere & Co. (a)	2,283	343,203
Dover Corp. (a)	1,104	97,737
Flowserve Corp. (a)	900	49,221
Rockwell Automation, Inc. (a)	894	167,643
Roper Technologies, Inc. (a)	732	216,826
Xylem, Inc. (a)	1,266	101,116

		1,136,423

Miscellaneous – Manufacturing — 1.5%
3M Co. (a)	4,181	880,979
A.O. Smith Corp. (a)	1,016	54,224
Eaton Corp. PLC (a)	3,080	267,128
General Electric Co. (a)	61,194	690,880
Illinois Tool Works, Inc. (a)	2,147	302,985
Ingersoll-Rand PLC (a)	1,746	178,616
Parker-Hannifin Corp. (a)	938	172,526
Textron, Inc. (a)	1,804	128,932

		2,676,270

Packaging & Containers — 0.2%
Ball Corp. (a)	2,460	108,215
Packaging Corp. of America (a)	664	72,834
Sealed Air Corp. (a)	1,110	44,567
WestRock Co. (a)	1,805	96,459

		322,075

Shipbuilding — 0.0%
Huntington Ingalls Industries, Inc. (a)	317	81,177

	Number of Shares	Value
Transportation — 1.7%
C.H. Robinson Worldwide, Inc. (a)	990	$96,941
CSX Corp. (a)	5,810	430,231
Expeditors International of Washington, Inc. (a)	1,227	90,221
FedEx Corp. (a)	1,731	416,807
J.B. Hunt Transport Services, Inc. (a)	597	71,007
Kansas City Southern (a)	738	83,601
Norfolk Southern Corp. (a)	1,990	359,195
Union Pacific Corp. (a)	5,229	851,438
United Parcel Service, Inc. Class B (a)	4,857	567,055

		2,966,496

		16,552,033

Technology — 17.0%
Computers — 6.0%
Accenture PLC Class A (a)	4,533	771,517
Apple, Inc. (a)	32,511	7,339,033
Cognizant Technology Solutions Corp. Class A (a)	4,129	318,553
DXC Technology Co. (a)	2,006	187,601
Hewlett Packard Enterprise Co. (a)	10,836	176,735
HP, Inc. (a)	11,561	297,927
International Business Machines Corp. (a)	6,481	979,992
NetApp, Inc. (a)	1,891	162,418
Seagate Technology PLC (a)	2,021	95,694
Western Digital Corp. (a)	2,108	123,402

		10,452,872

Office & Business Equipment — 0.0%
Xerox Corp. (a)	1,505	40,605

Semiconductors — 3.9%
Advanced Micro Devices, Inc. (a) (b)	5,804	179,286
Analog Devices, Inc. (a)	2,613	241,598
Applied Materials, Inc. (a)	7,094	274,183
Broadcom, Inc. (a)	3,062	755,487
Intel Corp. (a)	32,841	1,553,051
IPG Photonics Corp. (a) (b)	264	41,203
KLA-Tencor Corp. (a)	1,096	111,474
Lam Research Corp. (a)	1,162	176,275
Microchip Technology, Inc. (a)	1,654	130,517
Micron Technology, Inc. (a) (b)	8,171	369,574
NVIDIA Corp. (a)	4,277	1,201,923
Qorvo, Inc. (a) (b)	891	68,509
QUALCOMM, Inc. (a)	9,976	718,571
Skyworks Solutions, Inc. (a)	1,294	117,379
Texas Instruments, Inc. (a)	6,898	740,086
Xilinx, Inc. (a)	1,784	143,023

		6,822,139

Software — 7.1%
Activision Blizzard, Inc. (a)	5,363	446,148

The accompanying notes are an integral part of the portfolio of investments.

MML Managed Volatility Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Adobe Systems, Inc. (a) (b)	3,470	$936,726
Akamai Technologies, Inc. (a) (b)	1,202	87,926
ANSYS, Inc. (a) (b)	592	110,515
Autodesk, Inc. (a) (b)	1,553	242,439
Broadridge Financial Solutions, Inc. (a)	821	108,331
CA, Inc. (a)	2,190	96,689
Cadence Design Systems, Inc. (a) (b)	1,986	90,006
Cerner Corp. (a) (b)	2,239	144,214
Citrix Systems, Inc. (a) (b)	907	100,822
Electronic Arts, Inc. (a) (b)	2,161	260,379
Fidelity National Information Services, Inc. (a)	2,332	254,351
Fiserv, Inc. (a) (b)	2,906	239,396
Intuit, Inc. (a)	1,875	426,375
Microsoft Corp. (a)	54,147	6,192,792
MSCI, Inc. (a)	630	111,768
Oracle Corp. (a)	20,153	1,039,089
Paychex, Inc. (a)	2,253	165,933
Red Hat, Inc. (a) (b)	1,256	171,168
salesforce.com, Inc. (a) (b)	5,492	873,393
Synopsys, Inc. (a) (b)	1,049	103,442
Take-Two Interactive Software, Inc. (a) (b)	805	111,082

		12,312,984

		29,628,600

Utilities — 2.9%
Electric — 2.7%
AES Corp. (a)	4,650	65,100
Alliant Energy Corp. (a)	1,630	69,389
Ameren Corp. (a)	1,724	108,991
American Electric Power Co., Inc. (a)	3,470	245,954
CenterPoint Energy, Inc. (a)	3,038	84,001
CMS Energy Corp. (a)	1,982	97,118
Consolidated Edison, Inc. (a)	2,187	166,628
Dominion Energy, Inc. (a)	4,598	323,147
DTE Energy Co. (a)	1,284	140,123
Duke Energy Corp. (a)	4,942	395,459
Edison International (a)	2,302	155,799
Entergy Corp. (a)	1,270	103,035
Evergy, Inc. (a)	1,905	104,623
Eversource Energy (a)	2,232	137,134
Exelon Corp. (a)	6,801	296,932
FirstEnergy Corp. (a)	3,898	144,889
NextEra Energy, Inc. (a)	3,322	556,767
NRG Energy, Inc. (a)	2,106	78,764
PG&E Corp. (a)	3,639	167,430
Pinnacle West Capital Corp. (a)	786	62,236
PPL Corp. (a)	4,920	143,959
Public Service Enterprise Group, Inc. (a)	3,588	189,411
SCANA Corp. (a)	970	37,723

	Number of Shares	Value
Sempra Energy (a)	2,095	$238,306
The Southern Co. (a)	7,132	310,955
WEC Energy Group, Inc. (a)	2,244	149,809
Xcel Energy, Inc. (a)	3,613	170,570

		4,744,252

Gas — 0.1%
NiSource, Inc. (a)	3,493	87,046

Water — 0.1%
American Water Works Co., Inc. (a)	1,251	110,050

		4,941,348

TOTAL COMMON STOCK (Cost $114,693,185)		174,154,521

TOTAL EQUITIES (Cost $114,693,185)		174,154,521

	Principal Amount
BONDS & NOTES — 0.0%

CORPORATE DEBT — 0.0%
Forest Products & Paper — 0.0%
Sino Forest Corp. 5.000% 8/01/49 (c) (d)	$359,000	—

TOTAL CORPORATE DEBT (Cost $0)		—

TOTAL BONDS & NOTES (Cost $0)		—

TOTAL PURCHASED OPTIONS (#) — 0.3% (Cost $1,112,432)		581,365

TOTAL LONG-TERM INVESTMENTS (Cost $115,805,617)		174,735,886

SHORT-TERM INVESTMENTS — 1.0%
Repurchase Agreement — 1.0%
Fixed Income Clearing Corp., Repurchase Agreement, dated 9/28/18, 1.100%, due 10/01/18 (e)	1,773,836	1,773,836

TOTAL SHORT-TERM INVESTMENTS (Cost $1,773,836)		1,773,836

The accompanying notes are an integral part of the portfolio of investments.

MML Managed Volatility Fund – Portfolio of Investments (Continued)

Value
TOTAL INVESTMENTS — 101.4% (Cost $117,579,453) (f)	$176,509,722

Other Assets/(Liabilities) — (1.4)%	(2,429,620)

NET ASSETS — 100.0%	$174,080,102

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	All or a portion of these securities are pledged/held as collateral for written options. (Note 2).
(b)	Non-income producing security.
(c)	Investment was valued using significant unobservable inputs.
(d)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At September 30, 2018, these securities amounted to a value of $0 or 0.00% of net assets.
(e)

Maturity value of $1,773,999. Collateralized by U.S. Government Agency obligations with a rate of 2.750%, maturity date of 11/15/42, and an aggregate market value, including accrued interest, of $1,813,997.

(f)	See Note 3 for aggregate cost for federal tax purposes.

(#)	Purchased Options contracts at September 30, 2018:

	Units	Notional Amount		Expiration Date	Description	Premiums Purchased	Value	Unrealized Appreciation/ (Depreciation)
Put
	72	USD	18,720,000	10/19/18	S&P 500 Index, Strike 2,600	$121,140	$12,240	$(108,900)
	85	USD	22,525,000	10/19/18	S&P 500 Index, Strike 2,650	127,482	19,720	(107,762)
	84	USD	22,680,000	10/19/18	S&P 500 Index, Strike 2,700	135,450	22,680	(112,770)
	71	USD	18,460,000	11/16/18	S&P 500 Index, Strike 2,600	117,328	42,600	(74,728)
	65	USD	17,062,500	11/16/18	S&P 500 Index, Strike 2,625	135,298	43,550	(91,748)
	85	USD	22,525,000	12/21/18	S&P 500 Index, Strike 2,650	170,212	130,900	(39,312)
	64	USD	17,280,000	12/21/18	S&P 500 Index, Strike 2,700	121,120	120,960	(160)
	69	USD	18,630,000	1/18/19	S&P 500 Index, Strike 2,700	184,402	188,715	4,313

						$1,112,432	$581,365	$(531,067)

Written Options contracts at September 30, 2018:

	Units	Notional Amount		Expiration Date	Description	Premiums Received	Value	Unrealized Appreciation/ (Depreciation)
Call
	67	USD	19,463,500	10/05/18	S&P 500 Index, Strike 2,905	$169,343	$131,990	$37,353
	65	USD	19,012,500	10/12/18	S&P 500 Index, Strike 2,925	126,588	90,480	36,108
	65	USD	18,850,000	10/19/18	S&P 500 Index, Strike 2,900	240,338	227,825	12,513
	68	USD	19,890,000	10/19/18	S&P 500 Index, Strike 2,925	146,030	127,840	18,190
	68	USD	19,958,000	10/19/18	S&P 500 Index, Strike 2,935	121,006	88,400	32,606
	68	USD	19,380,000	11/16/18	S&P 500 Index, Strike 2,850	501,670	612,680	(111,010)
	63	USD	18,270,000	11/16/18	S&P 500 Index, Strike 2,900	384,142	337,365	46,777
	69	USD	20,182,500	11/16/18	S&P 500 Index, Strike 2,925	230,977	248,745	(17,768)
	62	USD	18,290,000	12/21/18	S&P 500 Index, Strike 2,950	359,445	265,360	94,085

						$2,279,539	$2,130,685	$148,854

Currency Legend

USD	U.S. Dollar

The accompanying notes are an integral part of the portfolio of investments.

MML Mid Cap Growth Fund – Portfolio of Investments

September 30, 2018 (Unaudited)

	Number of Shares	Value
EQUITIES — 93.5%

COMMON STOCK — 92.7%
Basic Materials — 2.9%
Chemicals — 2.5%
Air Products & Chemicals, Inc.	30,000	$5,011,501
RPM International, Inc.	60,000	3,896,400
Valvoline, Inc.	157,000	3,377,070

		12,284,971

Mining — 0.4%
Franco-Nevada Corp.	30,000	1,876,500

		14,161,471

Communications — 3.0%
Internet — 2.9%
Expedia Group, Inc.	14,000	1,826,720
Farfetch Ltd. Class A (a)	6,426	174,980
IAC/InterActiveCorp (a)	35,000	7,585,200
Shopify, Inc. Class A (a)	5,000	822,300
Symantec Corp.	120,000	2,553,600
Zillow Group, Inc. Class A (a)	7,000	309,400
Zillow Group, Inc. Class C (a)	23,000	1,017,750

		14,289,950

Telecommunications — 0.1%
Maxar Technologies Ltd. (b)	18,682	617,814

		14,907,764

Consumer, Cyclical — 17.2%
Airlines — 0.9%
Alaska Air Group, Inc.	19,000	1,308,340
United Continental Holdings, Inc. (a)	37,000	3,295,220

		4,603,560

Auto Manufacturers — 0.1%
Ferrari NV (b)	5,000	684,550

Auto Parts & Equipment — 1.1%
Aptiv PLC	49,000	4,111,100
Visteon Corp. (a)	15,000	1,393,500

		5,504,600

Distribution & Wholesale — 1.5%
HD Supply Holdings, Inc. (a)	90,000	3,851,100
KAR Auction Services, Inc.	60,000	3,581,400

		7,432,500

Entertainment — 1.0%
Vail Resorts, Inc.	17,000	4,665,140

Food Services — 0.8%
Aramark	90,000	3,871,800

Leisure Time — 1.5%
Norwegian Cruise Line Holdings Ltd. (a)	128,000	7,351,040

	Number of Shares	Value
Lodging — 2.4%
Hilton Worldwide Holdings, Inc.	38,000	$3,069,640
Marriott International, Inc. Class A	30,000	3,960,900
MGM Resorts International	166,000	4,633,060

		11,663,600

Retail — 7.9%
Burlington Stores, Inc. (a)	21,000	3,421,320
CarMax, Inc. (a)	42,000	3,136,140
Casey’s General Stores, Inc.	29,000	3,744,190
Darden Restaurants, Inc.	13,000	1,445,470
Dollar General Corp.	60,000	6,558,000
Dollar Tree, Inc. (a)	38,000	3,098,900
Dunkin’ Brands Group, Inc.	38,000	2,801,360
The Michaels Cos., Inc. (a)	60,000	973,800
O’Reilly Automotive, Inc. (a)	7,000	2,431,240
Tapestry, Inc.	181,000	9,098,870
Ulta Salon Cosmetics & Fragrance, Inc. (a)	7,000	1,974,840

		38,684,130

		84,460,920

Consumer, Non-cyclical — 25.2%
Biotechnology — 1.8%
Alnylam Pharmaceuticals, Inc. (a)	20,000	1,750,400
Exact Sciences Corp. (a)	25,000	1,973,000
Incyte Corp. (a)	30,000	2,072,400
Sage Therapeutics, Inc. (a)	6,025	851,031
Seattle Genetics, Inc. (a) (b)	30,000	2,313,600

		8,960,431

Commercial Services — 9.1%
CoreLogic, Inc. (a)	87,000	4,298,670
CoStar Group, Inc. (a)	7,000	2,945,880
Equifax, Inc.	10,896	1,422,691
FleetCor Technologies, Inc. (a)	18,000	4,101,120
Gartner, Inc. (a)	15,000	2,377,500
Global Payments, Inc.	25,259	3,217,997
IHS Markit Ltd. (a)	56,000	3,021,760
MarketAxess Holdings, Inc.	8,000	1,427,920
ServiceMaster Global Holdings, Inc. (a)	60,741	3,767,764
TransUnion	59,825	4,401,923
Verisk Analytics, Inc. (a)	45,000	5,424,750
WeWork Companies, Inc. Class A (a) (c) (d)	8,764	576,145
Worldpay, Inc. Class A (a)	75,000	7,595,250

		44,579,370

Foods — 1.9%
Conagra Brands, Inc.	76,000	2,581,720
The Kroger Co.	83,000	2,416,130
Sprouts Farmers Market, Inc. (a)	83,000	2,275,030

The accompanying notes are an integral part of the portfolio of investments.

MML Mid Cap Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
TreeHouse Foods, Inc. (a)	49,000	$2,344,650

		9,617,530

Health Care – Products — 7.8%
Bruker Corp.	154,500	5,168,025
The Cooper Cos., Inc.	34,000	9,423,100
DENTSPLY SIRONA, Inc.	15,000	566,100
Hologic, Inc. (a)	191,000	7,827,180
IDEXX Laboratories, Inc. (a)	6,000	1,497,960
Teleflex, Inc.	41,000	10,909,690
West Pharmaceutical Services, Inc.	22,000	2,716,340

		38,108,395

Health Care – Services — 3.0%
Acadia Healthcare Co., Inc. (a)	55,000	1,936,000
Catalent, Inc. (a)	115,000	5,238,250
Envision Healthcare Corp. (a)	53,000	2,423,690
IQVIA Holdings, Inc. (a)	23,000	2,984,020
MEDNAX, Inc. (a)	45,000	2,099,700

		14,681,660

Pharmaceuticals — 1.6%
Alkermes PLC (a)	90,000	3,819,600
Amneal Pharmaceuticals, Inc. (a)	56,456	1,252,759
DexCom, Inc. (a)	13,000	1,859,520
Elanco Animal Health, Inc. (a) (b)	12,000	418,680
Madrigal Pharmaceuticals, Inc. (a) (b)	1,000	214,130
TESARO, Inc. (a) (b)	5,000	195,050

		7,759,739

		123,707,125

Energy — 2.0%
Oil & Gas — 2.0%
ARC Resources Ltd. (b)	78,000	869,586
Cabot Oil & Gas Corp.	91,000	2,049,320
Centennial Resource Development, Inc. Class A (a) (b)	74,000	1,616,900
Concho Resources, Inc. (a)	30,000	4,582,500
Venture Global LNG, Inc. Series B (a) (c) (d)	21	109,200
Venture Global LNG, Inc. Series C (a) (c) (d)	144	748,800

		9,976,306

Financial — 7.9%
Banks — 0.9%
Fifth Third Bancorp	113,000	3,154,960
Webster Financial Corp.	23,000	1,356,080

		4,511,040

Diversified Financial Services — 2.4%
Cboe Global Markets, Inc.	37,000	3,550,520
SLM Corp. (a)	136,000	1,516,400

	Number of Shares	Value
TD Ameritrade Holding Corp.	124,000	$6,550,920

		11,617,840

Insurance — 4.1%
Assurant, Inc.	22,000	2,374,900
Axis Capital Holdings Ltd.	23,000	1,327,330
Fidelity National Financial, Inc.	128,000	5,036,800
The Progressive Corp.	68,000	4,830,720
Willis Towers Watson PLC	46,244	6,517,629

		20,087,379

Private Equity — 0.5%
KKR & Co., Inc. Class A	89,000	2,427,030

		38,643,289

Industrial — 21.8%
Aerospace & Defense — 2.0%
Harris Corp.	49,000	8,291,290
L3 Technologies, Inc.	7,882	1,675,871

		9,967,161

Building Materials — 0.4%
Martin Marietta Materials, Inc.	11,000	2,001,450

Electronics — 8.3%
Agilent Technologies, Inc.	105,000	7,406,700
Allegion PLC	46,000	4,166,220
Coherent, Inc. (a)	11,000	1,894,090
Corning, Inc.	150,000	5,295,000
Fortive Corp. (b)	56,000	4,715,200
Keysight Technologies, Inc. (a)	128,000	8,483,840
National Instruments Corp.	35,000	1,691,550
Sensata Technologies Holding PLC (a)	141,000	6,986,550

		40,639,150

Environmental Controls — 0.9%
Waste Connections, Inc.	55,000	4,387,350

Machinery – Construction & Mining — 0.5%
BWX Technologies, Inc.	38,000	2,376,520

Machinery – Diversified — 4.3%
Gardner Denver Holdings, Inc. (a)	100,000	2,834,000
IDEX Corp.	46,000	6,930,360
Roper Technologies, Inc.	23,000	6,812,830
Xylem, Inc.	56,000	4,472,720

		21,049,910

Miscellaneous – Manufacturing — 2.8%
Colfax Corp. (a)	75,000	2,704,500
Textron, Inc.	158,000	11,292,260

		13,996,760

Packaging & Containers — 1.8%
Ardagh Group SA	6,000	100,140
Ball Corp.	162,000	7,126,380
Sealed Air Corp.	38,000	1,525,700

		8,752,220

The accompanying notes are an integral part of the portfolio of investments.

MML Mid Cap Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Transportation — 0.8%
J.B. Hunt Transport Services, Inc.	8,000	$951,520
Kansas City Southern	26,000	2,945,280

		3,896,800

		107,067,321

Technology — 11.8%
Semiconductors — 4.4%
Marvell Technology Group Ltd.	166,000	3,203,800
Maxim Integrated Products, Inc.	53,000	2,988,670
Microchip Technology, Inc. (b)	109,000	8,601,190
Skyworks Solutions, Inc.	26,000	2,358,460
Xilinx, Inc.	52,000	4,168,840

		21,320,960

Software — 7.4%
athenahealth, Inc. (a)	4,000	534,400
Atlassian Corp. PLC Class A (a)	37,000	3,557,180
Black Knight, Inc. (a)	68,000	3,532,600
CDK Global, Inc.	37,000	2,314,720
Electronic Arts, Inc. (a)	6,000	722,940
Fidelity National Information Services, Inc.	30,000	3,272,100
Fiserv, Inc. (a)	64,000	5,272,320
Guidewire Software, Inc. (a)	10,000	1,010,100
Red Hat, Inc. (a)	29,137	3,970,790
Splunk, Inc. (a)	11,000	1,330,010
SS&C Technologies Holdings, Inc	41,000	2,330,030
Tableau Software, Inc. Class A (a)	27,000	3,016,980
Workday, Inc. Class A (a)	38,000	5,547,240

		36,411,410

		57,732,370

Utilities — 0.9%
Electric — 0.5%
Sempra Energy	23,000	2,616,250

Gas — 0.4%
Atmos Energy Corp.	18,000	1,690,380

		4,306,630

TOTAL COMMON STOCK (Cost $312,222,686)		454,963,196

PREFERRED STOCK — 0.8%
Communications — 0.2%
Internet — 0.2%
Roofoods Ltd. Series F (a) (c) (d)	1,915	976,516

Consumer, Non-cyclical — 0.5%
Commercial Services — 0.5%
WeWork Companies, Inc. Series D 1 (a) (c) (d)	22,197	1,459,231
WeWork Companies, Inc. Series D 2 (a) (c) (d)	17,440	1,146,506

		2,605,737

	Number of Shares	Value
Technology — 0.1%
Software — 0.1%
Slack Technologies, Inc. Series H (a) (c) (d)	26,680	$317,633

TOTAL PREFERRED STOCK (Cost $1,654,723)		3,899,886

TOTAL EQUITIES (Cost $313,877,409)		458,863,082

MUTUAL FUNDS — 3.3%
Diversified Financial Services — 3.3%
State Street Navigator Securities Lending Prime Portfolio (e)	16,076,249	16,076,249

		16,076,249

TOTAL MUTUAL FUNDS (Cost $16,076,249)		16,076,249

TOTAL LONG-TERM INVESTMENTS (Cost $329,953,658)		474,939,331

SHORT-TERM INVESTMENTS — 6.3%
Mutual Fund — 2.9%
T. Rowe Price Government Reserve Investment Fund, 1.000%, due 9/19/39	14,380,110	14,380,110

TOTAL MUTUAL FUND (Cost $14,380,110)		14,380,110

	Principal Amount
Repurchase Agreement — 3.4%
Fixed Income Clearing Corp., Repurchase Agreement, dated 9/28/18, 1.100%, due 10/01/18 (f)	$16,717,054	16,717,054

TOTAL SHORT-TERM INVESTMENTS (Cost $31,097,164)		31,097,164

TOTAL INVESTMENTS — 103.1% (Cost $361,050,822) (g)		506,036,495

Other Assets/(Liabilities) — (3.1)%		(15,423,065)

NET ASSETS — 100.0%		$490,613,430

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.

The accompanying notes are an integral part of the portfolio of investments.

MML Mid Cap Growth Fund – Portfolio of Investments (Continued)

Notes to Portfolio of Investments (Continued)

(b)

Denotes all or a portion of security on loan. The total value of securities on loan as of September 30, 2018, was $15,720,977 or 3.20% of net assets. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).

(c)	Investment was valued using significant unobservable inputs.
(d)

This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At September 30, 2018, these securities amounted to a value of $5,334,031 or 1.09% of net assets.

(e)	Represents investment of security lending collateral. (Note 2).
(f)

Maturity value of $16,718,586. Collateralized by U.S. Government Agency obligations with a rate of 2.750%, maturity date of 11/15/42, and an aggregate market value, including accrued interest, of $17,052,507.

(g)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MML Mid Cap Value Fund – Portfolio of Investments

September 30, 2018 (Unaudited)

	Number of Shares	Value
EQUITIES — 94.7%

COMMON STOCK — 94.7%
Consumer, Cyclical — 10.0%
Airlines — 1.2%
Southwest Airlines Co.	88,159	$5,505,530

Auto Manufacturers — 1.5%
Honda Motor Co. Ltd. Sponsored ADR	130,247	3,917,830
PACCAR, Inc.	41,399	2,822,998

		6,740,828

Auto Parts & Equipment — 1.0%
Aptiv PLC	12,761	1,070,648
BorgWarner, Inc.	85,093	3,640,278

		4,710,926

Food Services — 0.6%
Sodexo SA	26,244	2,779,734

Home Builders — 1.6%
PulteGroup, Inc.	184,351	4,566,374
Thor Industries, Inc.	32,237	2,698,237

		7,264,611

Retail — 4.1%
Advance Auto Parts, Inc.	28,657	4,823,833
Genuine Parts Co.	46,828	4,654,703
MSC Industrial Direct Co., Inc. Class A	76,198	6,713,806
Target Corp.	29,948	2,641,713

		18,834,055

		45,835,684

Consumer, Non-cyclical — 17.2%
Beverages — 0.5%
Molson Coors Brewing Co. Class B	37,529	2,308,034

Foods — 7.4%
Conagra Brands, Inc.	197,579	6,711,759
General Mills, Inc.	51,790	2,222,827
The J.M. Smucker Co.	23,901	2,452,482
Kellogg Co.	63,878	4,472,737
Mondelez International, Inc. Class A	112,527	4,834,160
Orkla ASA	682,551	5,766,328
Sysco Corp.	75,507	5,530,888
US Foods Holding Corp. (a)	60,021	1,849,847

		33,841,028

Health Care – Products — 5.4%
Henry Schein, Inc. (a)	55,298	4,701,989
Siemens Healthineers AG (a) (b)	46,447	2,042,497
STERIS PLC	24,417	2,793,305
Zimmer Biomet Holdings, Inc.	112,410	14,778,542

		24,316,333

	Number of Shares	Value
Health Care – Services — 0.6%
LifePoint Health, Inc. (a)	2,101	$135,304
Quest Diagnostics, Inc.	23,847	2,573,330

		2,708,634

Household Products & Wares — 0.9%
Kimberly-Clark Corp.	36,659	4,165,929

Pharmaceuticals — 2.4%
Cardinal Health, Inc.	119,216	6,437,664
McKesson Corp.	34,616	4,591,812

		11,029,476

		78,369,434

Energy — 9.5%
Oil & Gas — 7.3%
Anadarko Petroleum Corp.	69,302	4,671,648
Cimarex Energy Co.	53,741	4,994,688
Devon Energy Corp.	135,606	5,416,104
EQT Corp.	150,530	6,657,942
Helmerich & Payne, Inc.	28,934	1,989,791
Imperial Oil Ltd.	103,823	3,359,889
Noble Energy, Inc.	202,441	6,314,135

		33,404,197

Oil & Gas Services — 2.2%
Baker Hughes a GE Co.	179,337	6,066,971
Halliburton Co.	61,794	2,504,511
National Oilwell Varco, Inc.	33,579	1,446,583

		10,018,065

		43,422,262

Financial — 26.7%
Banks — 12.6%
Bank of Hawaii Corp.	77,002	6,076,228
BB&T Corp.	188,862	9,167,361
Comerica, Inc.	21,410	1,931,182
Commerce Bancshares, Inc.	77,392	5,109,420
M&T Bank Corp.	37,211	6,122,698
Northern Trust Corp.	96,900	9,896,397
Prosperity Bancshares, Inc.	20,675	1,433,811
State Street Corp.	30,552	2,559,647
SunTrust Banks, Inc.	73,160	4,886,356
UMB Financial Corp.	73,438	5,206,754
Westamerica Bancorp.	82,698	4,975,112

		57,364,966

Diversified Financial Services — 3.6%
Ameriprise Financial, Inc.	48,020	7,090,633
Invesco Ltd.	407,126	9,315,043

		16,405,676

Insurance — 5.8%
Aflac, Inc.	71,473	3,364,234
Arthur J Gallagher & Co.	50,787	3,780,584

The accompanying notes are an integral part of the portfolio of investments.

MML Mid Cap Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Brown & Brown, Inc.	96,284	$2,847,118
Chubb Ltd.	50,031	6,686,143
ProAssurance Corp.	71,249	3,345,140
Reinsurance Group of America, Inc.	27,062	3,912,083
Torchmark Corp.	18,165	1,574,724
The Travelers Cos., Inc.	9,652	1,251,961

		26,761,987

Real Estate Investment Trusts (REITS) — 3.8%
American Tower Corp.	9,944	1,444,863
Empire State Realty Trust, Inc. Class A	90,239	1,498,870
MGM Growth Properties LLC Class A	132,713	3,913,706
Piedmont Office Realty Trust, Inc. Class A	179,283	3,393,827
Weyerhaeuser Co.	220,883	7,127,895

		17,379,161

Savings & Loans — 0.9%
Capitol Federal Financial, Inc.	313,022	3,987,901

		121,899,691

Industrial — 19.3%
Building Materials — 1.5%
Johnson Controls International PLC	197,655	6,917,925

Electrical Components & Equipment — 4.2%
Emerson Electric Co.	71,591	5,482,439
Hubbell, Inc.	78,989	10,550,560
Schneider Electric SE	40,765	3,279,650

		19,312,649

Electronics — 1.8%
Keysight Technologies, Inc. (a)	32,525	2,155,757
nVent Electric PLC	71,279	1,935,937
TE Connectivity Ltd.	48,033	4,223,542

		8,315,236

Environmental Controls — 0.7%
Republic Services, Inc.	42,020	3,053,173

Machinery – Construction & Mining — 0.6%
Atlas Copco AB Class B	96,764	2,579,074

Machinery – Diversified — 1.2%
Cummins, Inc.	36,005	5,259,250

Miscellaneous – Manufacturing — 3.5%
Eaton Corp. PLC	53,049	4,600,940
IMI PLC	299,046	4,269,859
Ingersoll-Rand PLC	35,472	3,628,786
Textron, Inc.	49,929	3,568,426

		16,068,011

Packaging & Containers — 4.4%
Bemis Co., Inc.	9,179	446,099
Graphic Packaging Holding Co.	447,315	6,266,883
Sonoco Products Co.	99,007	5,494,889

	Number of Shares	Value
WestRock Co.	148,756	$7,949,521

		20,157,392

Transportation — 1.4%
Heartland Express, Inc.	219,839	4,337,424
Norfolk Southern Corp.	10,346	1,867,453

		6,204,877

		87,867,587

Technology — 4.8%
Computers — 0.7%
HP, Inc.	127,780	3,292,890

Semiconductors — 3.7%
Applied Materials, Inc.	42,270	1,633,735
Lam Research Corp.	20,271	3,075,111
Maxim Integrated Products, Inc.	112,717	6,356,112
Microchip Technology, Inc.	56,255	4,439,082
Teradyne, Inc.	34,609	1,279,841

		16,783,881

Software — 0.4%
Cerner Corp. (a)	28,312	1,823,576

		21,900,347

Utilities — 7.2%
Electric — 6.0%
Ameren Corp.	62,355	3,942,083
Edison International	60,537	4,097,144
Eversource Energy	37,486	2,303,140
NorthWestern Corp.	100,173	5,876,148
Pinnacle West Capital Corp.	55,839	4,421,332
Xcel Energy, Inc.	145,845	6,885,343

		27,525,190

Gas — 1.2%
Atmos Energy Corp.	27,996	2,629,104
Spire, Inc.	39,597	2,912,359

		5,541,463

		33,066,653

TOTAL COMMON STOCK (Cost $396,136,406)		432,361,658

TOTAL EQUITIES (Cost $396,136,406)		432,361,658

MUTUAL FUNDS — 2.8%
Diversified Financial Services — 2.8%
iShares Russell Mid-Cap Value ETF	143,364	12,940,035

		12,940,035

TOTAL MUTUAL FUNDS (Cost $12,803,798)		12,940,035

TOTAL LONG-TERM INVESTMENTS (Cost $408,940,204)		445,301,693

The accompanying notes are an integral part of the portfolio of investments.

MML Mid Cap Value Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 2.6%
Repurchase Agreement — 2.6%
Fixed Income Clearing Corp., Repurchase Agreement, dated 9/28/18, 1.100%, due 10/01/18 (c)	$11,621,531	$11,621,531

TOTAL SHORT-TERM INVESTMENTS (Cost $11,621,531)		11,621,531

TOTAL INVESTMENTS — 100.1% (Cost $420,561,735) (d)		456,923,224

Other Assets/(Liabilities) — (0.1)%		(442,944)

NET ASSETS — 100.0%		$456,480,280

Abbreviation Legend

ADR	American Depositary Receipt
ETF	Exchange-Traded Fund

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)

Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2018, these securities amounted to a value of $2,042,497 or 0.45% of net assets.

(c)	Maturity value of $11,622,597. Collateralized by U.S. Government Agency obligations with a rate of 2.750%, maturity date of , and an aggregate market value, including accrued interest, of $11,854,258.
(d)	See Note 3 for aggregate cost for federal tax purposes.

Forward contracts at September 30, 2018:

Counterparty			Settlement Date	In Exchange for	Unrealized Appreciation/ (Depreciation)
Contract to Buy
GBP	87,957	Morgan Stanley & Co. LLC	12/31/18	$116,510	$(1,349)

Contracts to Deliver
JPY	265,620,262	Bank of America N.A.	12/28/18	$2,375,448	$20,918

EUR	5,955,920	Credit Suisse International	12/31/18	7,054,198	84,971

NOK	40,785,835	Goldman Sachs International	12/28/18	5,016,785	(13,838)
SEK	18,590,300	Goldman Sachs International	12/28/18	2,132,124	23,912

				7,148,909	10,074

CAD	3,730,308	Morgan Stanley & Co. LLC	12/31/18	2,893,384	(457)
GBP	2,881,495	Morgan Stanley & Co. LLC	12/31/18	3,830,445	57,723

				6,723,829	57,266

				$23,302,384	$173,229

Currency Legend

CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
NOK	Norwegian Krone
SEK	Swedish Krona

The accompanying notes are an integral part of the portfolio of investments.

MML Moderate Allocation Fund – Portfolio of Investments

September 30, 2018 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%
Equity Funds — 60.0%
MML Blue Chip Growth Fund, Initial Class (a)	4,600,571	$78,347,732
MML Equity Income Fund, Initial Class (a)	8,114,852	92,996,207
MML Equity Index Fund, Class III (a)	2,729,938	88,586,477
MML Focused Equity Fund, Class II (a)	3,999,162	23,235,129
MML Foreign Fund, Initial Class (a)	7,168,178	76,627,819
MML Fundamental Growth Fund, Class II (a)	4,097,042	45,149,404
MML Fundamental Value Fund, Class II (a)	6,156,265	87,726,772
MML Global Fund, Class I (a)	7,241,602	84,437,084
MML Income & Growth Fund, Initial Class (a)	9,564,639	94,211,695
MML International Equity Fund, Class II (a)	6,952,557	74,253,303
MML Large Cap Growth Fund, Initial Class (a)	2,230,057	24,486,031
MML Mid Cap Growth Fund, Initial Class (a)	5,005,963	80,395,769
MML Mid Cap Value Fund, Initial Class (a)	7,250,905	79,759,952
MML Small Cap Growth Equity Fund, Initial Class (a)	1,204,912	19,456,200
MML Small Company Value Fund, Class II (a)	2,112,313	36,374,028
MML Small/Mid Cap Value Fund, Initial Class (a)	2,008,527	26,110,852
MML Strategic Emerging Markets Fund, Class II (a)	4,759,008	52,444,271
Oppenheimer Discovery Mid Cap Growth Fund/VA, Non-Service Shares (a)	334,922	28,277,469
Oppenheimer Global Fund/VA, Non-Service Shares (a)	1,003,454	45,336,030
Oppenheimer Global Multi-Alternatives Fund/VA, Non-Service Shares (a)	18,237,618	181,099,545
Oppenheimer International Growth Fund/VA, Non-Service Shares (a)	16,134,048	38,399,035
Oppenheimer Main Street Fund/VA, Non-Service Shares (a)	703,806	21,881,342

		1,379,592,146

	Number of Shares	Value
Fixed Income Funds — 40.1%
MML Dynamic Bond Fund, Class II (a)	22,626,734	$220,384,386
MML High Yield Fund, Class II (a)	5,012,612	49,775,242
MML Inflation-Protected and Income Fund, Initial Class (a)	7,359,883	72,862,847
MML Managed Bond Fund, Initial Class (a)	24,749,121	298,808,667
MML Short-Duration Bond Fund, Class II (a)	9,467,834	92,027,344
MML Total Return Bond Fund, Class II (a)	18,855,623	188,744,787

		922,603,273

TOTAL MUTUAL FUNDS (Cost $2,329,569,878)		2,302,195,419

TOTAL LONG-TERM INVESTMENTS (Cost $2,329,569,878)		2,302,195,419

TOTAL INVESTMENTS — 100.1% (Cost $2,329,569,878) (b)		2,302,195,419

Other Assets/(Liabilities) — (0.1)%		(1,683,767)

NET ASSETS — 100.0%		$2,300,511,652

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer. See Note 4 for a summary of transactions in the investments of affiliated issuers.
(b)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MML Small Cap Growth Equity Fund – Portfolio of Investments

September 30, 2018 (Unaudited)

	Number of Shares	Value
EQUITIES — 98.5%

COMMON STOCK — 98.1%
Basic Materials — 5.7%
Chemicals — 4.2%
Cabot Corp.	21,216	$1,330,668
Ferro Corp. (a)	136,783	3,176,101
Ingevity Corp. (a)	9,577	975,705
Methanex Corp.	11,234	888,609
Minerals Technologies, Inc.	14,210	960,596
Orion Engineered Carbons SA	35,318	1,133,708
PolyOne Corp.	17,850	780,402

		9,245,789

Iron & Steel — 1.5%
Carpenter Technology Corp.	57,080	3,364,866

		12,610,655

Communications — 9.1%
Internet — 6.9%
Boingo Wireless, Inc. (a)	26,730	932,877
DraftKings Inc. (a) (b) (c)	78,904	201,170
Etsy, Inc. (a)	23,579	1,211,489
Mimecast Ltd. (a)	39,920	1,671,850
Proofpoint, Inc. (a)	4,407	468,596
Shutterfly, Inc. (a)	19,678	1,296,583
Stitch Fix, Inc. Class A (a) (d)	22,248	973,795
The Trade Desk, Inc. Class A (a)	9,719	1,466,694
TrueCar, Inc. (a)	67,400	950,340
Twilio, Inc. Class A (a)	13,292	1,146,834
Veracode, Inc. (Escrow Shares) (a) (b) (c)	10,688	42,966
Wayfair, Inc. Class A (a)	7,678	1,133,810
Wix.com Ltd. (a)	22,094	2,644,652
Yelp, Inc. (a)	6,363	313,060
Zendesk, Inc. (a)	12,144	862,224

		15,316,940

Media — 0.5%
The New York Times Co. Class A	49,406	1,143,749

Telecommunications — 1.7%
Acacia Communications, Inc. (a)	15,003	620,674
Ciena Corp. (a)	38,673	1,208,145
Vonage Holdings Corp. (a)	132,834	1,880,929

		3,709,748

		20,170,437

Consumer, Cyclical — 13.6%
Airlines — 1.0%
JetBlue Airways Corp. (a)	57,028	1,104,062
Spirit Airlines, Inc. (a)	24,817	1,165,655

		2,269,717

	Number of Shares	Value
Apparel — 1.3%
Deckers Outdoor Corp. (a)	7,433	$881,405
Skechers U.S.A., Inc. Class A (a)	20,100	561,393
Under Armour, Inc. Class A (a) (d)	8,424	178,757
Under Armour, Inc. Class C (a)	58,510	1,138,605

		2,760,160

Auto Parts & Equipment — 0.8%
Altra Industrial Motion Corp.	16,459	679,757
Tenneco, Inc.	25,278	1,065,215

		1,744,972

Distribution & Wholesale — 0.3%
SiteOne Landscape Supply, Inc. (a)	8,929	672,711

Entertainment — 1.3%
Cinemark Holdings, Inc.	34,350	1,380,870
Marriott Vacations Worldwide Corp.	13,808	1,543,044

		2,923,914

Home Builders — 1.3%
Skyline Champion Corp.	64,945	1,855,479
TRI Pointe Group, Inc. (a)	81,894	1,015,485

		2,870,964

Home Furnishing — 0.4%
Sleep Number Corp. (a)	24,146	888,090

Leisure Time — 1.9%
Acushnet Holdings Corp.	43,521	1,193,781
Lindblad Expeditions Holdings, Inc. (a)	83,280	1,238,373
Planet Fitness, Inc. Class A (a)	33,531	1,811,680

		4,243,834

Lodging — 0.8%
Boyd Gaming Corp.	49,652	1,680,720

Retail — 4.5%
BMC Stock Holdings, Inc. (a)	48,815	910,400
The Cheesecake Factory, Inc. (d)	18,792	1,006,124
Chico’s FAS, Inc.	104,777	908,417
The Children’s Place, Inc.	2,900	370,620
FirstCash, Inc.	14,916	1,223,112
Five Below, Inc. (a)	6,138	798,308
Floor & Decor Holdings, Inc. Class A (a)	35,793	1,079,875
La-Z-Boy, Inc.	37,074	1,171,538
MarineMax, Inc. (a)	33,625	714,531
Nu Skin Enterprises, Inc. Class A	12,754	1,051,185
Wingstop, Inc.	11,691	798,144

		10,032,254

		30,087,336

Consumer, Non-cyclical — 25.2%
Beverages — 0.5%
MGP Ingredients, Inc. (d)	14,795	1,168,509

The accompanying notes are an integral part of the portfolio of investments.

MML Small Cap Growth Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Biotechnology — 4.4%
Abeona Therapeutics, Inc. (a) (d)	32,605	$417,344
Aduro Biotech, Inc. (a) (d)	37,479	275,471
Amicus Therapeutics, Inc. (a) (d)	36,313	439,024
Arena Pharmaceuticals, Inc. (a)	16,776	772,032
Blueprint Medicines Corp. (a)	17,854	1,393,683
CRISPR Therapeutics AG (a) (d)	16,021	710,531
Exact Sciences Corp. (a)	21,996	1,735,924
Karyopharm Therapeutics, Inc. (a)	29,872	508,720
Loxo Oncology, Inc. (a)	4,838	826,476
Nightstar Therapeutics PLC ADR (a)	29,655	605,852
REGENXBIO, Inc. (a)	8,177	617,363
Sage Therapeutics, Inc. (a)	2,235	315,694
Sangamo Therapeutics, Inc. (a)	18,204	308,558
Spark Therapeutics, Inc. (a)	14,095	768,882

		9,695,554

Commercial Services — 5.0%
The Brink’s Co.	21,163	1,476,119
Cardtronics PLC Class A (a)	34,016	1,076,266
CoStar Group, Inc. (a)	2,614	1,100,076
Green Dot Corp. Class A (a)	10,752	954,993
HMS Holdings Corp. (a)	85,006	2,789,047
TriNet Group, Inc. (a)	48,203	2,714,793
TrueBlue, Inc. (a)	39,906	1,039,551

		11,150,845

Foods — 1.2%
Performance Food Group Co. (a)	82,253	2,739,025

Health Care – Products — 6.3%
Globus Medical, Inc. Class A (a)	46,297	2,627,818
Haemonetics Corp. (a)	21,063	2,413,398
Hill-Rom Holdings, Inc.	12,995	1,226,728
Inogen, Inc. (a)	2,275	555,373
Insulet Corp. (a)	42,556	4,508,808
Merit Medical Systems, Inc. (a)	26,619	1,635,738
MiMedx Group, Inc. (a) (d)	53,218	328,887
Penumbra, Inc. (a)	3,733	558,830

		13,855,580

Health Care – Services — 4.0%
Amedisys, Inc. (a)	19,456	2,431,222
LHC Group, Inc. (a)	11,794	1,214,664
LifePoint Health, Inc. (a)	16,930	1,090,292
Molina Healthcare, Inc. (a)	15,566	2,314,664
Syneos Health, Inc. (a)	23,849	1,229,416
Teladoc Health, Inc. (a) (d)	6,182	533,816

		8,814,074

Pharmaceuticals — 3.8%
Aerie Pharmaceuticals, Inc. (a)	18,106	1,114,424
DexCom, Inc. (a)	7,151	1,022,879
G1 Therapeutics, Inc. (a)	7,692	402,215
Galapagos NV Sponsored ADR (a)	4,685	526,735

	Number of Shares	Value
Heron Therapeutics, Inc. (a)	19,814	$627,113
Ironwood Pharmaceuticals, Inc. (a)	24,771	457,273
MyoKardia, Inc. (a)	12,735	830,322
Neurocrine Biosciences, Inc. (a)	6,917	850,445
Portola Pharmaceuticals, Inc. (a) (d)	12,031	320,385
PRA Health Sciences, Inc. (a)	15,775	1,738,247
Revance Therapeutics, Inc. (a)	9,622	239,107
Rhythm Pharmaceuticals, Inc. (a)	12,500	364,625

		8,493,770

		55,917,357

Energy — 3.8%
Energy – Alternate Sources — 1.0%
First Solar, Inc. (a)	21,464	1,039,287
Pattern Energy Group, Inc. Class A	57,272	1,137,995

		2,177,282

Oil & Gas — 2.8%
Callon Petroleum Co. (a)	101,943	1,222,296
Centennial Resource Development, Inc. Class A (a)	78,277	1,710,352
Delek US Holdings, Inc.	18,727	794,587
Viper Energy Partners LP	60,927	2,565,027

		6,292,262

		8,469,544

Financial — 18.9%
Banks — 5.9%
BancorpSouth Bank	71,924	2,351,915
CenterState Bank Corp.	34,902	979,001
First Financial Bancorp	35,778	1,062,607
First Interstate BancSystem, Inc. Class A	24,655	1,104,544
National Bank Holdings Corp. Class A	29,802	1,122,045
Seacoast Banking Corp. of Florida (a)	42,281	1,234,605
South State Corp.	13,260	1,087,320
Texas Capital Bancshares, Inc. (a)	24,095	1,991,452
Union Bankshares Corp.	56,057	2,159,876

		13,093,365

Diversified Financial Services — 2.4%
Air Lease Corp.	28,436	1,304,644
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	95,772	2,056,225
OneMain Holdings, Inc. (a)	25,196	846,837
PRA Group, Inc. (a)	29,519	1,062,684

		5,270,390

Insurance — 3.8%
Assured Guaranty Ltd.	32,633	1,378,091
eHealth, Inc. (a)	55,758	1,575,721
Horace Mann Educators Corp.	20,823	934,953
James River Group Holdings Ltd.	26,300	1,120,906
Kemper Corp.	13,853	1,114,474

The accompanying notes are an integral part of the portfolio of investments.

MML Small Cap Growth Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
MGIC Investment Corp. (a)	79,000	$1,051,490
NMI Holdings, Inc. Class A (a)	58,175	1,317,664

		8,493,299

Private Equity — 1.0%
Kennedy-Wilson Holdings, Inc.	101,956	2,192,054

Real Estate — 0.2%
Five Point Holdings LLC Class A (a) (d)	47,150	443,681

Real Estate Investment Trusts (REITS) — 4.5%
Agree Realty Corp.	17,974	954,779
Corporate Office Properties Trust	31,977	953,874
Life Storage, Inc.	11,231	1,068,742
MFA Financial, Inc.	110,566	812,660
PotlatchDeltic Corp.	22,936	939,229
PS Business Parks, Inc.	8,624	1,096,024
Redwood Trust, Inc.	64,712	1,050,923
Rexford Industrial Realty, Inc.	33,994	1,086,449
Xenia Hotels & Resorts, Inc.	91,426	2,166,796

		10,129,476

Savings & Loans — 1.1%
Sterling Bancorp	109,487	2,408,714

		42,030,979

Industrial — 10.6%
Aerospace & Defense — 0.5%
Aerojet Rocketdyne Holdings, Inc. (a)	28,309	962,223
Teledyne Technologies, Inc. (a)	782	192,904

		1,155,127

Electrical Components & Equipment — 0.6%
EnerSys	15,613	1,360,361

Electronics — 0.8%
II-VI, Inc. (a)	15,181	718,061
Watts Water Technologies, Inc. Class A	13,535	1,123,405

		1,841,466

Engineering & Construction — 0.3%
Argan, Inc.	13,600	584,800

Environmental Controls — 0.5%
Clean Harbors, Inc. (a)	17,264	1,235,757

Machinery – Diversified — 1.9%
Chart Industries, Inc. (a)	18,807	1,473,152
SPX FLOW, Inc. (a)	51,371	2,671,292

		4,144,444

Metal Fabricate & Hardware — 1.5%
Advanced Drainage Systems, Inc.	45,015	1,390,964
Rexnord Corp. (a)	37,193	1,145,544
The Timken Co.	14,762	735,886

		3,272,394

	Number of Shares	Value
Miscellaneous – Manufacturing — 3.2%
Actuant Corp. Class A	93,576	$2,610,770
Ambarella, Inc. (a) (d)	13,841	535,370
Axon Enterprise, Inc. (a)	9,654	660,623
ITT, Inc.	29,376	1,799,574
John Bean Technologies Corp.	12,167	1,451,523

		7,057,860

Packaging & Containers — 0.3%
Graphic Packaging Holding Co.	54,075	757,591

Transportation — 0.6%
Kirby Corp. (a)	16,079	1,322,498

Trucking & Leasing — 0.4%
GATX Corp.	9,804	848,928

		23,581,226

Technology — 10.7%
Computers — 1.4%
Carbonite, Inc. (a)	26,828	956,418
EPAM Systems, Inc. (a)	6,354	874,946
Globant SA (a)	22,100	1,303,679

		3,135,043

Office & Business Equipment — 0.5%
Zebra Technologies Corp. Class A (a)	6,638	1,173,797

Semiconductors — 1.2%
Cohu, Inc.	45,336	1,137,934
Entegris, Inc.	53,353	1,544,569

		2,682,503

Software — 7.6%
2U, Inc. (a)	29,783	2,239,384
Castlight Health, Inc. Class B (a)	110,900	299,430
Cloudera, Inc. (a)	68,008	1,200,341
Docusign, Inc. (Escrow Shares) (a) (b) (c)	2,601	5,852
Everbridge, Inc. (a)	15,548	896,187
Fair Isaac Corp. (a)	5,083	1,161,720
Five9, Inc. (a)	25,338	1,107,017
Guidewire Software, Inc. (a)	7,517	759,292
HubSpot, Inc. (a)	14,767	2,229,079
Liveramp Holdings, Inc.	26,633	1,315,936
ManTech International Corp. Class A	13,540	857,082
Omnicell, Inc. (a)	24,096	1,732,502
SailPoint Technologies Holding, Inc. (a)	33,331	1,133,921
SendGrid, Inc. (a)	26,609	978,945
Veeva Systems, Inc. Class A (a)	8,764	954,137

		16,870,825

		23,862,168

The accompanying notes are an integral part of the portfolio of investments.

MML Small Cap Growth Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Utilities — 0.5%
Electric — 0.5%
Black Hills Corp.	18,419	$1,069,960

TOTAL COMMON STOCK (Cost $170,269,774)		217,799,662

PREFERRED STOCK — 0.4%
Communications — 0.3%
Internet — 0.3%
The Honest Company, Inc. Series D (a) (b) (c)	4,027	150,328
Zuora, Inc. Class B (Lock Up) (a) (c)	26,226	606,083

		756,411

Technology — 0.1%
Software — 0.1%
MarkLogic Corp. Series F (a) (b) (c)	22,966	229,201

TOTAL PREFERRED STOCK (Cost $650,271)		985,612

TOTAL EQUITIES (Cost $170,920,045)		218,785,274

MUTUAL FUNDS — 3.0%
Diversified Financial Services — 3.0%
iShares Russell 2000 Index Fund	8,343	1,406,212
State Street Navigator Securities Lending Prime Portfolio (e)	5,255,823	5,255,823

		6,662,035

TOTAL MUTUAL FUNDS (Cost $6,658,819)		6,662,035

TOTAL LONG-TERM INVESTMENTS (Cost $177,578,864)		225,447,309

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 1.3%
Repurchase Agreement — 1.3%
Fixed Income Clearing Corp., Repurchase Agreement, dated 9/28/18, 1.100%, due 10/01/18 (f)	$2,812,320	$2,812,320

TOTAL SHORT-TERM INVESTMENTS (Cost $2,812,320)		2,812,320

TOTAL INVESTMENTS — 102.8% (Cost $180,391,184) (g)		228,259,629

Other Assets/(Liabilities) — (2.8)%		(6,257,620)

NET ASSETS — 100.0%		$222,002,009

Abbreviation Legend

ADR	American Depositary Receipt

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Investment was valued using significant unobservable inputs.
(c)

This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At September 30, 2018, these securities amounted to a value of $1,235,600 or 0.56% of net assets.

(d)

Denotes all or a portion of security on loan. The total value of securities on loan as of September 30, 2018, was $5,126,857 or 2.31% of net assets. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).

(e)	Represents investment of security lending collateral. (Note 2).
(f)

Maturity value of $2,812,578. Collateralized by U.S. Government Agency obligations with a rate of 2.750%, maturity date of 8/15/42, and an aggregate market value, including accrued interest, of $2,877,501.

(g)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MML Small Company Value Fund – Portfolio of Investments

September 30, 2018 (Unaudited)

	Number of Shares	Value
EQUITIES — 98.4%

COMMON STOCK — 98.4%
Basic Materials — 3.8%
Chemicals — 1.8%
American Vanguard Corp.	18,200	$327,599
KMG Chemicals, Inc.	14,084	1,064,187
Minerals Technologies, Inc.	8,500	574,600

		1,966,386

Forest Products & Paper — 0.3%
Clearwater Paper Corp. (a)	9,300	276,210

Iron & Steel — 1.2%
Carpenter Technology Corp.	16,100	949,095
Reliance Steel & Aluminum Co.	4,900	417,921

		1,367,016

Mining — 0.5%
Constellium NV Class A (a)	35,100	433,485
New Gold, Inc. (a)	110,400	87,580

		521,065

		4,130,677

Communications — 3.2%
Internet — 0.9%
Q2 Holdings, Inc. (a)	7,800	472,290
Zendesk, Inc. (a)	6,800	482,800

		955,090

Media — 1.1%
Cable One, Inc.	1,004	887,144
Scholastic Corp.	8,500	396,865

		1,284,009

Telecommunications — 1.2%
GTT Communications, Inc. (a) (b)	14,000	607,600
Harmonic, Inc. (a)	132,731	730,021

		1,337,621

		3,576,720

Consumer, Cyclical — 8.8%
Apparel — 1.1%
Crocs, Inc. (a)	21,200	451,348
Steven Madden Ltd.	14,500	767,050

		1,218,398

Auto Manufacturers — 0.4%
Blue Bird Corp. (a) (b)	16,400	401,800

Auto Parts & Equipment — 1.3%
Dorman Products, Inc. (a)	10,300	792,276
Methode Electronics, Inc.	12,100	438,020
Visteon Corp. (a)	1,900	176,510

		1,406,806

	Number of Shares	Value
Distribution & Wholesale — 0.9%
Pool Corp.	6,300	$1,051,344

Entertainment — 0.3%
Marriott Vacations Worldwide Corp.	3,432	383,526

Home Builders — 1.2%
Cavco Industries, Inc. (a)	5,100	1,290,300

Leisure Time — 0.5%
LCI Industries	6,500	538,200

Retail — 2.8%
Beacon Roofing Supply, Inc. (a)	15,000	542,850
BJ’s Wholesale Club Holdings, Inc. (a)	8,557	229,157
Boot Barn Holdings, Inc. (a)	11,560	328,420
Express, Inc. (a)	38,200	422,492
Lumber Liquidators Holdings, Inc. (a) (b)	26,356	408,254
Party City Holdco, Inc. (a)	29,755	403,180
PriceSmart, Inc.	6,500	526,175
Red Robin Gourmet Burgers, Inc. (a)	6,500	260,975

		3,121,503

Textiles — 0.3%
Culp, Inc.	13,200	319,440

		9,731,317

Consumer, Non-cyclical — 16.9%
Commercial Services — 6.1%
Aaron’s, Inc.	23,700	1,290,702
American Public Education, Inc. (a)	15,800	522,190
FTI Consulting, Inc. (a)	12,500	914,875
Green Dot Corp. Class A (a)	19,580	1,739,096
Huron Consulting Group, Inc. (a)	3,816	188,510
Matthews International Corp. Class A	7,900	396,185
Monro, Inc.	1,800	125,280
Navigant Consulting, Inc.	19,200	442,752
Strategic Education, Inc.	8,331	1,141,597

		6,761,187

Foods — 2.7%
Nomad Foods Ltd. (a)	67,900	1,375,654
Post Holdings, Inc. (a)	7,500	735,300
The Simply Good Foods Co. (a)	25,356	493,174
SpartanNash Co.	16,500	330,990

		2,935,118

Health Care – Products — 4.9%
Atrion Corp.	1,895	1,316,646
Avanos Medical, Inc. (a)	19,100	1,308,350
Haemonetics Corp. (a)	4,800	549,984
Quidel Corp. (a)	22,400	1,459,808
West Pharmaceutical Services, Inc.	6,300	777,861

		5,412,649

The accompanying notes are an integral part of the portfolio of investments.

MML Small Company Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Health Care – Services — 2.5%
The Ensign Group, Inc.	24,200	$917,664
Molina Healthcare, Inc. (a)	7,400	1,100,380
Select Medical Holdings Corp. (a)	38,200	702,880

		2,720,924

Household Products & Wares — 0.5%
CSS Industries, Inc.	14,393	204,813
Rosetta Stone, Inc. (a)	19,172	381,331

		586,144

Pharmaceuticals — 0.2%
Momenta Pharmaceuticals, Inc. (a)	9,200	241,960

		18,657,982

Energy — 7.0%
Oil & Gas — 4.1%
Centennial Resource Development, Inc. Class A (a)	56,100	1,225,785
Jagged Peak Energy, Inc. (a) (b)	33,442	462,503
Kosmos Energy Ltd. (a)	43,600	407,660
Matador Resources Co. (a)	35,700	1,179,885
WPX Energy, Inc. (a)	60,900	1,225,308

		4,501,141

Oil & Gas Services — 2.9%
Frank’s International NV (b)	104,600	907,928
Keane Group, Inc. (a)	49,272	609,495
Oceaneering International, Inc.	25,000	690,000
TETRA Technologies, Inc. (a)	140,400	633,204
Thermon Group Holdings, Inc. (a)	16,200	417,636

		3,258,263

		7,759,404

Financial — 32.7%
Banks — 16.7%
Atlantic Capital Bancshares, Inc. (a)	18,622	311,919
BankUnited, Inc.	31,200	1,104,480
CoBiz Financial, Inc.	37,500	830,250
Columbia Banking System, Inc.	25,800	1,000,266
East West Bancorp, Inc.	13,426	810,528
FB Financial Corp.	15,750	617,085
Glacier Bancorp, Inc.	23,200	999,688
Heritage Commerce Corp.	22,800	340,176
Heritage Financial Corp.	17,147	602,717
Home BancShares, Inc.	82,450	1,805,655
Hope Bancorp, Inc.	31,800	514,206
Howard Bancorp, Inc. (a)	16,242	287,483
Live Oak Bancshares, Inc.	12,922	346,310
National Bank Holdings Corp. Class A	25,100	945,015
Origin Bancorp, Inc.	8,300	312,495
PCSB Financial Corp.	18,813	382,656
Pinnacle Financial Partners, Inc.	7,400	445,110
Ponce de Leon Federal Bank (a)	18,784	283,826

	Number of Shares	Value
Popular, Inc.	22,200	$1,137,750
Prosperity Bancshares, Inc.	12,200	846,070
Sterling Bancorp, Inc.	21,022	237,759
SVB Financial Group (a)	2,550	792,616
Texas Capital Bancshares, Inc. (a)	9,300	768,645
Towne Bank	31,900	984,115
Webster Financial Corp.	13,975	823,966
Wintrust Financial Corp.	10,400	883,376

		18,414,162

Diversified Financial Services — 1.2%
Cboe Global Markets, Inc.	3,721	357,067
Focus Financial Partners, Inc. Class A (a) (b)	2,982	141,526
Houlihan Lokey, Inc.	10,526	472,933
Virtus Investment Partners, Inc.	3,200	364,000

		1,335,526

Insurance — 3.2%
Assured Guaranty Ltd.	13,282	560,899
Employers Holdings, Inc.	11,900	539,070
ProAssurance Corp.	16,400	769,980
Radian Group, Inc.	38,600	797,862
Safety Insurance Group, Inc.	4,900	439,040
State Auto Financial Corp.	15,300	467,262

		3,574,113

Real Estate — 0.6%
McGrath RentCorp	12,099	659,033

Real Estate Investment Trusts (REITS) — 8.8%
Acadia Realty Trust	16,500	462,495
American Campus Communities, Inc.	12,500	514,500
Cedar Realty Trust, Inc.	153,200	713,912
Douglas Emmett, Inc.	13,000	490,360
EastGroup Properties, Inc.	10,100	965,762
Healthcare Realty Trust, Inc.	27,200	795,872
JBG SMITH Properties	18,327	674,983
Kilroy Realty Corp.	7,600	544,844
PotlatchDeltic Corp.	14,400	589,680
PS Business Parks, Inc.	5,500	698,995
Retail Opportunity Investments Corp.	20,100	375,267
Saul Centers, Inc.	9,900	554,400
Sunstone Hotel Investors, Inc.	49,200	804,912
Terreno Realty Corp.	24,100	908,570
Washington Real Estate Investment Trust	19,300	591,545

		9,686,097

Savings & Loans — 2.2%
Beneficial Bancorp, Inc.	40,023	676,389
Meridian Bancorp, Inc.	27,000	459,000
United Financial Bancorp, Inc.	37,900	637,857
WSFS Financial Corp.	12,900	608,235

		2,381,481

		36,050,412

The accompanying notes are an integral part of the portfolio of investments.

MML Small Company Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Industrial — 16.1%
Aerospace & Defense — 2.1%
Cubic Corp.	11,700	$854,685
MSA Safety, Inc.	5,100	542,844
Triumph Group, Inc.	38,750	902,875

		2,300,404

Building Materials — 0.6%
Universal Forest Products, Inc.	18,400	650,072

Electrical Components & Equipment — 3.1%
Belden, Inc.	18,260	1,303,947
Energizer Holdings, Inc.	8,700	510,255
Littelfuse, Inc.	8,300	1,642,487

		3,456,689

Electronics — 1.5%
Brady Corp. Class A	10,700	468,125
Knowles Corp. (a)	43,500	722,970
Mesa Laboratories, Inc.	2,400	445,488

		1,636,583

Engineering & Construction — 0.8%
Aegion Corp. (a)	33,000	837,540

Environmental Controls — 0.2%
Stericycle, Inc. (a)	3,700	217,116

Machinery – Construction & Mining — 0.1%
Bloom Energy Corp. (a) (b)	2,232	76,066

Metal Fabricate & Hardware — 1.9%
CIRCOR International, Inc.	14,949	710,078
RBC Bearings, Inc. (a)	5,300	796,908
Sun Hydraulics Corp.	11,049	605,264

		2,112,250

Miscellaneous – Manufacturing — 2.4%
ESCO Technologies, Inc.	12,200	830,210
Hillenbrand, Inc.	9,130	477,499
Lydall, Inc. (a)	8,500	366,350
Myers Industries, Inc.	40,094	932,185

		2,606,244

Transportation — 3.4%
Genesee & Wyoming, Inc. Class A (a)	8,950	814,360
International Seaways, Inc. (a)	26,300	526,526
Kirby Corp. (a)	5,550	456,488
Landstar System, Inc.	11,600	1,415,200
Universal Logistics Holdings, Inc.	16,100	592,480

		3,805,054

		17,698,018

Technology — 3.5%
Computers — 0.8%
Conduent, Inc. (a)	37,300	839,996

	Number of Shares	Value
Semiconductors — 1.4%
Cabot Microelectronics Corp.	6,100	$629,337
Cree, Inc. (a)	6,800	257,516
MaxLinear, Inc. (a)	19,300	383,684
Rudolph Technologies, Inc. (a)	11,200	273,840

		1,544,377

Software — 1.3%
Ceridian HCM Holding, Inc. (a) (b)	8,430	354,313
Cision Ltd. (a)	39,165	657,972
RealPage, Inc. (a)	6,100	401,990
SVMK, Inc. (a)	1,817	29,126

		1,443,401

		3,827,774

Utilities — 6.4%
Electric — 2.7%
MGE Energy, Inc.	5,200	332,020
NorthWestern Corp.	12,900	756,714
PNM Resources, Inc.	27,000	1,065,150
Portland General Electric Co.	11,600	529,076
SCANA Corp.	8,200	318,898

		3,001,858

Gas — 3.2%
Atmos Energy Corp.	6,400	601,024
Chesapeake Utilities Corp.	13,500	1,132,650
ONE Gas, Inc.	15,200	1,250,656
RGC Resources, Inc.	4,064	108,549
South Jersey Industries, Inc. (b)	13,565	478,438

		3,571,317

Water — 0.5%
California Water Service Group	11,500	493,350

		7,066,525

TOTAL COMMON STOCK (Cost $76,016,771)		108,498,829

TOTAL EQUITIES (Cost $76,016,771)		108,498,829

WARRANTS — 0.0%
Consumer, Non-cyclical — 0.0%
Foods — 0.0%
The Simply Good Foods Co. (a)	4,866	41,118

TOTAL WARRANTS (Cost $9,781)		41,118

The accompanying notes are an integral part of the portfolio of investments.

MML Small Company Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
MUTUAL FUNDS — 2.4%
Diversified Financial Services — 2.4%
State Street Navigator Securities Lending Prime Portfolio (c)	2,664,190	$2,664,190

TOTAL MUTUAL FUNDS (Cost $2,664,190)		2,664,190

TOTAL LONG-TERM INVESTMENTS (Cost $78,690,742)		111,204,137

SHORT-TERM INVESTMENTS — 1.7%
Mutual Fund — 0.0%
T. Rowe Price Government Reserve Investment Fund	1,030	1,030

	Principal Amount
Repurchase Agreement — 1.7%
Fixed Income Clearing Corp., Repurchase Agreement, dated 9/28/18, 1.100%, due 10/01/18 (d)	$1,877,136	1,877,136

TOTAL SHORT-TERM INVESTMENTS (Cost $1,878,166)		1,878,166

TOTAL INVESTMENTS — 102.5% (Cost $80,568,908) (e)		113,082,303

Other Assets/(Liabilities) — (2.5)%		(2,767,754)

NET ASSETS — 100.0%		$110,314,549

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)

Denotes all or a portion of security on loan. The total value of securities on loan as of September 30, 2018, was $2,597,567 or 2.35% of net assets. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).

(c)	Represents investment of security lending collateral. (Note 2).
(d)

Maturity value of $1,877,308. Collateralized by U.S. Government Agency obligations with a rate of 2.750%, maturity date of 8/15/42, and an aggregate market value, including accrued interest, of $1,918,334.

(e)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MML Small/Mid Cap Value Fund – Portfolio of Investments

September 30, 2018 (Unaudited)

	Number of Shares	Value
EQUITIES — 98.1%

COMMON STOCK — 98.1%
Basic Materials — 2.1%
Chemicals — 0.9%
Orion Engineered Carbons SA	53,980	$1,732,758
Stepan Co.	4,215	366,747

		2,099,505

Mining — 1.2%
Alcoa Corp. (a)	63,420	2,562,168

		4,661,673

Communications — 3.1%
Internet — 0.5%
CDW Corp.	12,730	1,131,952

Media — 1.1%
Houghton Mifflin Harcourt Co. (a)	145,560	1,018,920
Scholastic Corp.	28,170	1,315,257

		2,334,177

Telecommunications — 1.5%
Finisar Corp. (a)	122,470	2,333,053
Infinera Corp. (a)	136,510	996,523

		3,329,576

		6,795,705

Consumer, Cyclical — 13.4%
Airlines — 3.5%
Alaska Air Group, Inc.	41,530	2,859,756
Hawaiian Holdings, Inc.	57,180	2,292,918
SkyWest, Inc.	42,859	2,524,395

		7,677,069

Apparel — 0.6%
Skechers U.S.A., Inc. Class A (a)	48,120	1,343,992

Auto Parts & Equipment — 1.6%
Cooper-Standard Holding, Inc. (a)	19,527	2,342,849
Lear Corp.	8,252	1,196,540

		3,539,389

Distribution & Wholesale — 1.0%
Anixter International, Inc. (a)	29,600	2,080,880

Home Builders — 1.8%
Lennar Corp. Class A	52,374	2,445,342
Taylor Morrison Home Corp. Class A (a)	83,310	1,502,913

		3,948,255

Office Furnishings — 1.0%
Steelcase, Inc. Class A	122,044	2,257,814

Retail — 3.9%
Bloomin’ Brands, Inc.	126,730	2,507,987
BMC Stock Holdings, Inc. (a)	70,740	1,319,301

	Number of Shares	Value
The Michaels Cos., Inc. (a)	106,090	$1,721,841
Signet Jewelers Ltd.	43,120	2,842,901

		8,392,030

		29,239,429

Consumer, Non-cyclical — 12.4%
Beverages — 1.2%
Cott Corp.	158,587	2,561,180

Commercial Services — 3.1%
Booz Allen Hamilton Holding Corp.	46,258	2,295,785
Quanta Services, Inc. (a)	68,188	2,276,115
Sotheby’s (a)	47,780	2,350,298

		6,922,198

Foods — 3.3%
Ingredion, Inc.	19,295	2,025,203
Nomad Foods Ltd. (a)	134,700	2,729,022
US Foods Holding Corp. (a)	77,570	2,390,708

		7,144,933

Health Care – Services — 4.8%
ICON PLC (a)	19,682	3,026,108
LifePoint Health, Inc. (a)	42,580	2,742,152
Molina Healthcare, Inc. (a)	16,222	2,412,211
WellCare Health Plans, Inc. (a)	7,000	2,243,430

		10,423,901

		27,052,212

Energy — 10.5%
Oil & Gas — 6.4%
HollyFrontier Corp.	22,670	1,584,633
Oasis Petroleum, Inc. (a)	205,070	2,907,892
Patterson-UTI Energy, Inc.	93,270	1,595,850
QEP Resources, Inc. (a)	276,290	3,127,603
SM Energy Co.	88,890	2,802,702
SRC Energy, Inc. (a)	220,450	1,959,800

		13,978,480

Oil & Gas Services — 4.1%
Dril-Quip, Inc. (a)	30,792	1,608,882
Helix Energy Solutions Group, Inc. (a)	95,970	948,184
MRC Global, Inc. (a)	111,090	2,085,159
Oil States International, Inc. (a)	73,270	2,432,564
RPC, Inc.	128,237	1,985,109

		9,059,898

		23,038,378

Financial — 30.2%
Banks — 10.5%
Associated Banc-Corp.	88,137	2,291,562
BankUnited, Inc.	74,680	2,643,672
Comerica, Inc.	29,620	2,671,724

The accompanying notes are an integral part of the portfolio of investments.

MML Small/Mid Cap Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Huntington Bancshares, Inc.	136,205	$2,032,179
Synovus Financial Corp.	47,350	2,168,157
Texas Capital Bancshares, Inc. (a)	32,391	2,677,116
Umpqua Holdings Corp.	135,698	2,822,518
Webster Financial Corp.	36,783	2,168,726
Zions Bancorp	71,443	3,582,866

		23,058,520

Diversified Financial Services — 0.8%
OneMain Holdings, Inc. (a)	51,970	1,746,712

Insurance — 9.5%
American Financial Group, Inc.	23,051	2,557,969
Essent Group Ltd. (a)	61,920	2,739,960
Everest Re Group Ltd.	16,350	3,735,485
First American Financial Corp.	37,880	1,954,229
The Hanover Insurance Group, Inc.	12,280	1,514,984
Old Republic International Corp.	119,030	2,663,891
Reinsurance Group of America, Inc.	26,690	3,858,306
Selective Insurance Group, Inc.	27,617	1,753,680

		20,778,504

Real Estate Investment Trusts (REITS) — 8.1%
American Campus Communities, Inc.	64,698	2,662,970
Camden Property Trust	32,942	3,082,383
CubeSmart	88,183	2,515,861
Empire State Realty Trust, Inc. Class A	147,004	2,441,736
Gramercy Property Trust	52,298	1,435,057
STAG Industrial, Inc.	100,300	2,758,250
Sun Communities, Inc.	27,267	2,768,691

		17,664,948

Savings & Loans — 1.3%
Sterling Bancorp	134,620	2,961,640

		66,210,324

Industrial — 13.2%
Electrical Components & Equipment — 1.3%
EnerSys	32,380	2,821,269

Electronics — 2.1%
Avnet, Inc.	61,980	2,774,845
Sanmina Corp. (a)	63,410	1,750,116

		4,524,961

Engineering & Construction — 2.4%
AECOM (a)	54,693	1,786,273
Granite Construction, Inc.	40,270	1,840,339
Tutor Perini Corp. (a)	87,080	1,637,104

		5,263,716

Hand & Machine Tools — 1.1%
Regal Beloit Corp.	28,390	2,340,756

Machinery – Construction & Mining — 1.8%
Oshkosh Corp.	32,560	2,319,575
Terex Corp.	43,020	1,716,928

		4,036,503

	Number of Shares	Value
Machinery – Diversified — 0.7%
SPX FLOW, Inc. (a)	27,609	$1,435,668

Miscellaneous – Manufacturing — 1.2%
Trinseo SA	34,530	2,703,699

Packaging & Containers — 1.1%
Graphic Packaging Holding Co.	178,520	2,501,065

Transportation — 1.5%
Atlas Air Worldwide Holdings, Inc. (a)	25,690	1,637,737
Werner Enterprises, Inc.	44,860	1,585,801

		3,223,538

		28,851,175

Technology — 8.7%
Computers — 4.8%
Amdocs Ltd.	33,598	2,216,796
Genpact Ltd.	100,157	3,065,806
NCR Corp. (a)	108,619	3,085,866
NetScout Systems, Inc. (a)	83,250	2,102,062

		10,470,530

Semiconductors — 2.5%
Cypress Semiconductor Corp.	128,450	1,861,240
MaxLinear, Inc. (a)	71,559	1,422,593
Mellanox Technologies Ltd. (a)	13,070	959,991
Qorvo, Inc. (a)	17,413	1,338,886

		5,582,710

Software — 1.4%
Verint Systems, Inc. (a)	61,485	3,080,399

		19,133,639

Utilities — 4.5%
Electric — 3.6%
Alliant Energy Corp.	58,255	2,479,915
Black Hills Corp.	26,477	1,538,049
PNM Resources, Inc.	46,163	1,821,130
Portland General Electric Co.	42,550	1,940,706

		7,779,800

Gas — 0.9%
Southwest Gas Holdings, Inc.	25,300	1,999,459

		9,779,259

TOTAL COMMON STOCK (Cost $183,425,007)		214,761,794

TOTAL EQUITIES (Cost $183,425,007)		214,761,794

TOTAL LONG-TERM INVESTMENTS (Cost $183,425,007)		214,761,794

The accompanying notes are an integral part of the portfolio of investments.

MML Small/Mid Cap Value Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 1.8%
Repurchase Agreement — 1.8%
Fixed Income Clearing Corp., Repurchase Agreement, dated 9/28/18, 1.100%, due 10/01/18 (b)	$3,835,373	$3,835,373

TOTAL SHORT-TERM INVESTMENTS (Cost $3,835,373)		3,835,373

TOTAL INVESTMENTS — 99.9% (Cost $187,260,380) (c)		218,597,167

Other Assets/(Liabilities) — 0.1%		244,937

NET ASSETS — 100.0%		$218,842,104

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)

Maturity value of $3,835,724. Collateralized by U.S. Government Agency obligations with a rate of 2.750%, maturity date of 11/15/42, and an aggregate market value, including accrued interest, of $3,913,921.

(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MML Total Return Bond Fund – Portfolio of Investments

September 30, 2018 (Unaudited)

	Principal Amount	Value
BONDS & NOTES — 99.1%

BANK LOANS — 0.2%
Advertising — 0.0%
Lamar Media Corp., 2018 Term Loan B, 1 mo. LIBOR + 1.750% 3.938% VRN 3/14/25	$99,750	$100,124

Computers — 0.1%
Dell, Inc., 2017 Term Loan A3, 1 mo. LIBOR + 1.500% 3.750% VRN 12/31/18	231,531	231,602

Diversified Financial Services — 0.1%
Delos Finance Sarl, 2018 Term Loan B, 3 mo. LIBOR + 1.750% 4.136% VRN 10/06/23	591,000	592,726

TOTAL BANK LOANS (Cost $922,165)		924,452

CORPORATE DEBT — 31.8%
Advertising — 0.0%
Clear Channel International BV 8.750% 12/15/20 (a)	80,000	82,576

Aerospace & Defense — 0.3%
L3 Technologies, Inc. 4.400% 6/15/28	640,000	638,126
Northrop Grumman Corp. 3.250% 1/15/28	640,000	601,806

		1,239,932

Airlines — 0.5%
Continental Airlines Pass-Through Trust 7.250% 5/10/21	1,590,340	1,652,442
Northwest Airlines Pass-Through Trust 7.041% 10/01/23	351,451	376,053

		2,028,495

Auto Manufacturers — 0.7%
Ford Motor Credit Co. LLC 2.425% 6/12/20	575,000	563,345
8.125% 1/15/20	805,000	850,424
General Motors Co. 3.500% 10/02/18	500,000	500,000
General Motors Financial Co., Inc. 2.350% 10/04/19	500,000	496,770
2.400% 5/09/19	505,000	503,677

		2,914,216

Banks — 10.3%
Bank of America Corp. 3 mo. USD LIBOR + .660% 2.369% VRN 7/21/21	515,000	505,962
2.738% VRN 1/23/22 (b)	1,085,000	1,067,021

	Principal Amount	Value
3.004% VRN 12/20/23 (b)	$1,079,000	$1,047,100
3.093% VRN 10/01/25 (b)	860,000	819,253
4.271% VRN 7/23/29 (b)	1,750,000	1,747,890
6.875% 11/15/18	750,000	753,983
Citibank NA 3.050% 5/01/20	2,205,000	2,203,815
3.400% 7/23/21	250,000	249,959
Citigroup, Inc. 2.050% 12/07/18	1,000,000	999,090
2.450% 1/10/20	1,000,000	991,270
3.142% VRN 1/24/23 (b)	750,000	735,568
8.500% 5/22/19	1,200,000	1,242,618
Cooperatieve Rabobank UA 3.125% 4/26/21	850,000	844,651
Goldman Sachs Bank 3.200% 6/05/20	1,000,000	1,003,353
The Goldman Sachs Group, Inc. 2.550% 10/23/19	2,000,000	1,990,968
3.272% VRN 9/29/25 (b)	645,000	616,298
3.814% VRN 4/23/29 (b)	650,000	620,042
JP Morgan Chase & Co. 2.950% 10/01/26	895,000	832,063
3 mo. USD LIBOR + 1.380% 3.540% VRN 5/01/28	2,000,000	1,910,293
3 mo. USD LIBOR + 1.337% 3.782% VRN 2/01/28	500,000	486,584
JP Morgan Chase Bank NA 2.588% FRN 2/13/20 (b)	1,765,000	1,765,954
2.604% VRN 2/01/21 (b)	2,215,000	2,198,392
3.086% VRN 4/26/21 (b)	485,000	483,583
Lloyds Banking Group PLC 2.907% VRN 11/07/23 (b)	430,000	410,226
Macquarie Bank Ltd. 2.600% 6/24/19 (a)	750,000	748,130
Morgan Stanley 3 mo. USD LIBOR + .800% 3.119% FRN 2/14/20	3,395,000	3,403,010
3 mo. USD LIBOR + .930% 3.277% FRN 7/22/22	510,000	514,384
5.500% 7/24/20	250,000	259,383
5.625% 9/23/19	500,000	512,438
PNC Bank NA 2.500% 1/22/21	1,090,000	1,070,590
Santander UK Group Holdings PLC 3.373% VRN 1/05/24 (b)	645,000	620,013
Santander UK PLC 3.400% 6/01/21	1,250,000	1,245,101
Wells Fargo & Co. 3.000% 4/22/26	475,000	442,044
3.000% 10/23/26	345,000	320,142
3.550% 9/29/25	725,000	706,618
3 mo. USD LIBOR + 1.310% 3.584% VRN 5/22/28	1,865,000	1,789,427

The accompanying notes are an integral part of the portfolio of investments.

MML Total Return Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Wells Fargo Bank NA 2.150% 12/06/19	$2,500,000	$2,475,950
2.400% 1/15/20	1,500,000	1,488,165
3.325% VRN 7/23/21 (b)	760,000	759,112

		41,880,443

Beverages — 0.4%
Anheuser-Busch InBev Finance, Inc. 4.900% 2/01/46	600,000	606,793
Anheuser-Busch InBev Worldwide, Inc. 4.000% 4/13/28	435,000	428,768
Bacardi Ltd. 5.300% 5/15/48 (a)	210,000	205,909
Constellation Brands, Inc. 3.875% 11/15/19	500,000	504,123

		1,745,593

Biotechnology — 0.7%
Amgen, Inc. 2.125% 5/01/20	200,000	196,864
4.400% 5/01/45	500,000	484,017
Baxalta, Inc. 2.875% 6/23/20	216,000	214,209
Celgene Corp. 3.900% 2/20/28	440,000	423,528
5.000% 8/15/45	750,000	745,322
Gilead Sciences, Inc. 3.650% 3/01/26	525,000	515,550
4.150% 3/01/47	445,000	421,594

		3,001,084

Chemicals — 0.1%
Axalta Coating Systems LLC 4.875% 8/15/24 (a)	150,000	147,000
Valvoline, Inc. 5.500% 7/15/24	200,000	200,500

		347,500

Commercial Services — 0.2%
IHS Markit Ltd. 4.000% 3/01/26 (a)	253,000	242,089
4.750% 8/01/28	385,000	386,282
Service Corp. International 4.625% 12/15/27	210,000	201,560

		829,931

Computers — 0.3%
Apple, Inc. 4.650% 2/23/46	850,000	918,287
Dell International LLC/EMC Corp. 3.480% 6/01/19 (a)	400,000	401,011

		1,319,298

Cosmetics & Personal Care — 0.0%
First Quality Finance Co., Inc. 5.000% 7/01/25 (a)	174,000	162,690

	Principal Amount	Value
Diversified Financial Services — 0.8%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust 4.500% 5/15/21	$490,000	$497,604
Air Lease Corp. 3.500% 1/15/22	575,000	570,824
4.750% 3/01/20	855,000	869,409
GE Capital International Funding Co. Unlimited Co. 4.418% 11/15/35	780,000	734,101
Raymond James Financial, Inc. 4.950% 7/15/46	400,000	406,040

		3,077,978

Electric — 2.9%
AEP Transmission Co. LLC 3.100% 12/01/26	855,000	813,353
Dominion Energy, Inc. 1.875% 12/15/18 (a)	1,000,000	998,339
Duke Energy Carolinas LLC 4.000% 9/30/42	1,000,000	968,467
Duquesne Light Holdings, Inc. 6.400% 9/15/20 (a)	1,000,000	1,046,955
Emera US Finance LP 2.150% 6/15/19	1,068,000	1,061,084
Jersey Central Power & Light Co. 4.700% 4/01/24 (a)	800,000	829,477
6.400% 5/15/36	425,000	500,171
Kansas City Power & Light Co. 3.150% 3/15/23	500,000	488,215
LG&E & KU Energy LLC 4.375% 10/01/21	1,200,000	1,223,262
MidAmerican Energy Co. 4.800% 9/15/43	1,400,000	1,515,592
NextEra Energy Capital Holdings, Inc. 2.821% FRN 5/04/21 (b)	2,000,000	2,005,552
NextEra Energy Operating Partners LP 4.500% 9/15/27 (a)	177,000	169,477

		11,619,944

Electronics — 0.0%
Itron, Inc. 5.000% 1/15/26 (a)	108,000	103,680

Entertainment — 0.2%
GLP Capital LP/GLP Financing II, Inc. 5.300% 1/15/29	310,000	310,899
5.375% 4/15/26	505,000	512,833

		823,732

Foods — 1.3%
Campbell Soup Co. 3.300% 3/15/21	650,000	643,812
Chobani LLC/Chobani Finance Corp., Inc. 7.500% 4/15/25 (a)	139,000	126,316

The accompanying notes are an integral part of the portfolio of investments.

MML Total Return Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
General Mills, Inc. 4.200% 4/17/28	$630,000	$620,361
Kraft Heinz Foods Co. 2.761% FRN 8/09/19 (b)	750,000	751,085
3.950% 7/15/25	500,000	492,714
4.625% 1/30/29	1,020,000	1,018,302
Mondelez International Holdings Netherlands BV 1.625% 10/28/19 (a)	1,195,000	1,178,007
Pilgrim’s Pride Corp. 5.875% 9/30/27 (a)	152,000	143,640
Post Holdings, Inc. 5.625% 1/15/28 (a)	175,000	168,438

		5,142,675

Gas — 0.2%
CenterPoint Energy Resources Corp. 6.250% 2/01/37	595,000	682,014
Southern Co. Gas Capital Corp. 2.450% 10/01/23	100,000	93,821

		775,835

Health Care – Products — 0.6%
Becton Dickinson & Co. 2.404% 6/05/20	440,000	433,321
Becton Dickinson and Co. 2.894% 6/06/22	400,000	388,898
Boston Scientific Corp. 6.000% 1/15/20	650,000	672,687
Hologic, Inc. 4.625% 2/01/28 (a)	60,000	56,475
Teleflex, Inc. 4.625% 11/15/27	107,000	101,650
Zimmer Biomet Holdings, Inc. 3.089% FRN 3/19/21 (b)	655,000	655,606

		2,308,637

Health Care – Services — 1.4%
Aetna, Inc. 2.800% 6/15/23	485,000	464,707
Anthem, Inc. 3.125% 5/15/22	500,000	492,124
3.300% 1/15/23	530,000	522,962
Catalent Pharma Solutions, Inc. 4.875% 1/15/26 (a)	80,000	77,000
Centene Corp. 4.750% 1/15/25	57,000	56,858
5.625% 2/15/21	200,000	203,500
CHS/Community Health Systems, Inc. 8.625% 1/15/24 (a)	60,000	62,175
Cigna Corp. 3.050% 10/15/27	945,000	851,531
Fresenius Medical Care US Finance II, Inc. 5.625% 7/31/19 (a)	485,000	494,589

	Principal Amount	Value
Halfmoon Parent, Inc. 4.125% 11/15/25 (a)	$800,000	$797,720
HCA, Inc. 5.000% 3/15/24	371,000	380,275
5.250% 4/15/25	83,000	85,594
6.500% 2/15/20	196,000	203,938
Providence St. Joseph Health Obligated Group 2.746% 10/01/26	845,000	773,675
Tenet Healthcare Corp. 4.500% 4/01/21	26,000	25,870
4.625% 7/15/24	184,000	178,940
WellCare Health Plans, Inc. 5.250% 4/01/25	163,000	165,649
5.375% 8/15/26 (a)	40,000	40,700

		5,877,807

Household Products & Wares — 0.1%
Central Garden & Pet Co. 6.125% 11/15/23	36,000	37,125
5.125% 2/01/28	153,000	145,350
Spectrum Brands, Inc. 5.750% 7/15/25	85,000	85,850

		268,325

Insurance — 0.7%
Berkshire Hathaway Finance Corp. 4.300% 5/15/43	500,000	505,359
4.400% 5/15/42	750,000	764,514
Farmers Exchange Capital III 3 mo. USD LIBOR + 3.454% 5.454% VRN 10/15/54 (a)	970,000	957,635
New York Life Global Funding 1.550% 11/02/18 (a)	750,000	749,456

		2,976,964

Internet — 0.0%
Zayo Group LLC/Zayo Capital, Inc. 5.750% 1/15/27 (a)	120,000	120,000

Media — 0.5%
Altice US Finance I Corp. 5.500% 5/15/26 (a)	200,000	199,750
CCO Holdings LLC/CCO Holdings Capital Corp. 5.000% 2/01/28 (a)	227,000	213,357
5.125% 5/01/27 (a)	170,000	161,075
Charter Communications Operating LLC/Charter Communications Operating Capital 3.750% 2/15/28	450,000	414,380
6.484% 10/23/45	200,000	214,997
CSC Holdings LLC 5.375% 2/01/28 (a)	200,000	190,500
8.625% 2/15/19	100,000	101,500

The accompanying notes are an integral part of the portfolio of investments.

MML Total Return Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
DISH DBS Corp. 5.875% 7/15/22	$100,000	$97,606
Sirius XM Radio, Inc. 3.875% 8/01/22 (a)	220,000	216,399
Virgin Media Secured Finance PLC 5.250% 1/15/26 (a)	200,000	195,558

		2,005,122

Miscellaneous – Manufacturing — 0.2%
General Electric Co. 5.875% 1/14/38	244,000	272,364
Siemens Financieringsmaatschappij NV 2.000% 9/15/23 (a)	550,000	511,825

		784,189

Oil & Gas — 0.3%
Antero Resources Corp. 5.125% 12/01/22	125,000	126,938
Canadian Natural Resources Ltd. 3.850% 6/01/27	171,000	166,532
Diamondback Energy, Inc. 4.750% 11/01/24	64,000	64,080
Gulfport Energy Corp. 6.375% 5/15/25	47,000	46,060
Noble Energy, Inc. 5.250% 11/15/43	140,000	138,086
Parsley Energy LLC / Parsley Finance Corp. 5.375% 1/15/25 (a)	210,000	210,525
Shell International Finance BV 4.375% 5/11/45	415,000	430,962
Transocean Guardian Ltd. 5.875% 1/15/24 (a)	91,000	91,796
Transocean Pontus Ltd. 6.125% 8/01/25 (a)	84,000	85,364

		1,360,343

Oil & Gas Services — 0.0%
Transocean Proteus Ltd. 6.250% 12/01/24 (a)	70,550	71,785

Packaging & Containers — 0.5%
Amcor Finance USA, Inc. 3.625% 4/28/26 (a)	650,000	615,019
Ball Corp. 4.375% 12/15/20	350,000	354,375
Graphic Packaging International LLC 4.125% 8/15/24	200,000	194,500
Multi-Color Corp. 4.875% 11/01/25 (a)	130,000	121,550
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu 5.750% 10/15/20	397,334	398,328

	Principal Amount	Value
Sealed Air Corp. 5.500% 9/15/25 (a)	$190,000	$192,850
Silgan Holdings, Inc. 4.750% 3/15/25	250,000	239,687

		2,116,309

Pharmaceuticals — 1.5%
AbbVie, Inc. 3.600% 5/14/25	500,000	483,934
Allergan Funding SCS 4.550% 3/15/35	440,000	427,992
Bausch Health Cos., Inc. 5.500% 3/01/23 (a)	268,000	257,950
5.500% 11/01/25 (a)	161,000	161,000
9.250% 4/01/26 (a)	65,000	70,119
Bayer US Finance Il LLC 4.375% 12/15/28 (a)	850,000	832,786
Bayer US Finance LLC 2.375% 10/08/19 (a)	850,000	844,361
CVS Health Corp. 5.050% 3/25/48	1,090,000	1,114,900
Novartis Securities Investment Ltd. 5.125% 2/10/19	1,000,000	1,008,598
Shire Acquisitions Investments Ireland DAC 1.900% 9/23/19	500,000	494,654
Teva Pharmaceutical Finance Netherlands III BV 1.700% 7/19/19	277,000	272,495

		5,968,789

Pipelines — 1.6%
Energy Transfer Equity LP 5.500% 6/01/27	254,000	263,601
Energy Transfer Partners LP 5.150% 3/15/45	400,000	377,615
Florida Gas Transmission Co. LLC 7.900% 5/15/19 (a)	1,000,000	1,029,769
Kinder Morgan, Inc. 4.300% 3/01/28	500,000	495,744
Plains All American Pipeline LP/PAA Finance Corp. 4.650% 10/15/25	600,000	606,263
Rockies Express Pipeline LLC 5.625% 4/15/20 (a)	381,000	391,478
6.000% 1/15/19 (a)	228,000	229,653
Ruby Pipeline LLC 6.000% 4/01/22 (a)	670,455	688,904
Sunoco Logistics Partners Operations LP 5.400% 10/01/47	644,000	637,024
TC PipeLines LP 3.900% 5/25/27	500,000	474,652

The accompanying notes are an integral part of the portfolio of investments.

MML Total Return Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
TransMontaigne Partners LP/TLP Finance Corp. 6.125% 2/15/26	$130,000	$122,525
Williams Cos., Inc. 3.600% 3/15/22	683,000	678,556
4.500% 11/15/23	570,000	580,522

		6,576,306

Real Estate Investment Trusts (REITS) — 2.7%
Alexandria Real Estate Equities, Inc. 3.450% 4/30/25	450,000	430,306
American Campus Communities Operating Partnership LP 3.350% 10/01/20	500,000	498,161
3.750% 4/15/23	650,000	642,306
American Tower Corp. 3.000% 6/15/23	430,000	413,974
Boston Properties LP 3.200% 1/15/25	430,000	411,422
Crown Castle International Corp. 3.200% 9/01/24	625,000	593,918
Duke Realty LP 3.875% 2/15/21	1,000,000	1,008,939
HCP, Inc. 2.625% 2/01/20	500,000	495,700
3.875% 8/15/24	500,000	488,885
4.250% 11/15/23	500,000	501,234
Healthcare Realty Trust, Inc. 3.750% 4/15/23	235,000	229,855
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc. 4.500% 1/15/28	80,000	73,208
5.625% 5/01/24	100,000	102,500
SBA Communications Corp. 4.000% 10/01/22	213,000	208,740
4.875% 9/01/24	98,000	96,897
SL Green Operating Partnership LP 3.250% 10/15/22	500,000	484,898
Ventas Realty LP 3.500% 2/01/25	1,500,000	1,432,147
WEA Finance LLC/Westfield UK & Europe Finance PLC 2.700% 9/17/19 (a)	500,000	498,736
3.250% 10/05/20 (a)	700,000	697,763
Welltower, Inc. 4.000% 6/01/25	830,000	818,859
4.125% 4/01/19	750,000	752,454

		10,880,902

Retail — 0.6%
1011778 BC ULC/New Red Finance, Inc. 4.250% 5/15/24 (a)	299,000	283,302

	Principal Amount	Value
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC 4.750% 6/01/27 (a)	$210,000	$201,863
Rite Aid Corp. 6.125% 4/01/23 (a)	191,000	171,184
Walgreens Boots Alliance, Inc. 3.800% 11/18/24	400,000	395,030
4.800% 11/18/44	275,000	266,966
Walmart, Inc. 3.550% 6/26/25	930,000	934,629

		2,252,974

Semiconductors — 0.2%
Broadcom Corp./Broadcom Cayman Finance Ltd. 2.375% 1/15/20	750,000	741,201
NXP BV/NXP Funding LLC 4.125% 6/01/21 (a)	200,000	199,784

		940,985

Software — 0.1%
Change Healthcare Holdings LLC/Change Healthcare Finance, Inc. 5.750% 3/01/25 (a)	122,000	121,084
First Data Corp. 5.000% 1/15/24 (a)	193,000	194,206
IQVIA, Inc. 5.000% 10/15/26 (a)	200,000	196,500

		511,790

Telecommunications — 1.8%
AT&T, Inc. 3.950% 1/15/25	160,000	157,535
4.350% 6/15/45	250,000	215,368
4.800% 6/15/44	1,300,000	1,198,919
5.150% 11/15/46 (a)	530,000	507,413
5.250% 3/01/37	425,000	423,576
Intelsat Jackson Holdings SA 5.500% 8/01/23	15,000	13,819
8.500% 10/15/24 (a)	105,000	106,155
9.750% 7/15/25 (a)	223,000	236,101
Level 3 Financing, Inc. 5.375% 1/15/24	136,000	135,897
Sprint Capital Corp. 6.875% 11/15/28	71,000	71,355
Sprint Communications, Inc. 9.000% 11/15/18 (a)	348,000	350,158
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC 3.360% STEP 3/20/23 (a)	483,750	481,936
4.738% 9/20/29 (a)	870,000	869,608
T-Mobile USA, Inc. 4.500% 2/01/26	104,000	99,254
4.750% 2/01/28	269,000	253,196

The accompanying notes are an integral part of the portfolio of investments.

MML Total Return Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Verizon Communications, Inc. 4.125% 8/15/46	$640,000	$574,157
4.329% 9/21/28 (a)	300,000	301,607
4.862% 8/21/46	300,000	299,254
5.250% 3/16/37	630,000	671,687
Vodafone Group PLC 4.375% 5/30/28	420,000	413,795

		7,380,790

Transportation — 0.1%
Union Pacific Corp. 3.950% 9/10/28	425,000	426,867

TOTAL CORPORATE DEBT (Cost $132,181,374)		129,924,486

MUNICIPAL OBLIGATIONS — 1.1%
City of New York NY 5.206% 10/01/31	750,000	832,140
Jersey City Municipal Utilities Authority 5.470% 5/15/27	850,000	921,519
Los Angeles Unified School District 5.755% 7/01/29	1,000,000	1,146,410
New York State Dormitory Authority 5.289% 3/15/33	750,000	846,233
State of California 7.950% 3/01/36	850,000	906,015

		4,652,317

TOTAL MUNICIPAL OBLIGATIONS (Cost $4,946,956)		4,652,317

NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 14.6%
Commercial MBS — 2.2%
BAMLL Commercial Mortgage Securities Trust Series 2012-PARK, Class A, 2.959% 12/10/30 (a)	375,000	370,776
Series 2018-PARK, Class A, 4.091% VRN 8/10/38 (a) (b)	620,000	632,094
CGRBS Commercial Mortgage Trust, Series 2013-VN05, Class A 3.369% 3/13/35 (a)	420,000	416,839
Citigroup Commercial Mortgage Trust, Series 2013-375P, Class A 3.251% 5/10/35 (a)	340,000	335,622
COMM Mortgage Trust Series 2013-WWP, Class A2, 3.424% 3/10/31 (a)	390,000	392,496
Series 2016-787S, Class A, 3.545% 2/10/36 (a)	340,000	334,320

	Principal Amount	Value
Series 2013-300P, Class A1, 4.353% 8/10/30 (a)	$325,000	$336,765
Core Industrial Trust, Series 2015-CALW, Class A 3.040% 2/10/34 (a)	412,672	408,220
Core Industrial Trust 2015-TEXW, Series 2015-TEXW, Class A 3.077% 2/10/34 (a)	416,849	412,837
GS Mortgage Securities Corp Trust Series 2012-SHOP, Class A,, 2.933% 6/05/31 (a)	400,000	400,117
Series 2012-ALOH, Class A, 3.551% 4/10/34 (a)	370,000	371,183
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2012-C6, Class A4 2.858% 11/15/45	1,780,000	1,744,171
Morgan Stanley Capital I Trust, Series 2015-420, Class A 3.727% 10/12/50 (a)	400,000	401,320
RBS Commercial Funding, Inc. Trust, Series 2013-GSP, Class A, 3.961% VRN 1/13/32 (a) (b)	330,000	333,264
SFAVE Commercial Mortgage Securities Trust, Series 2015-5AVE, Class A1, 3.872% VRN 1/05/43 (a) (b)	370,000	350,783
Fannie Mae CMBS PT 3.820% 11/25/30 (c)	1,000,000	1,008,495
Wells Fargo Commercial Mortgage Trust, Series 2010-C1, Class A2 4.393% 11/15/43 (a)	500,000	509,270

		8,758,572

Home Equity ABS — 1.0%
Bear Stearns I Trust, Series 2006-HE1, Class 1M1, 1 mo. USD LIBOR + .410% 2.626% FRN 12/25/35	431,463	433,938
Citigroup Mortgage Loan Trust, Inc., Series 2006-HE2, Class M1, 1 mo. USD LIBOR + .290% 2.506% FRN 8/25/36	2,400,000	2,397,180
Wells Fargo Home Equity Trust, Series 2004-2, Class M3, 1 mo. USD LIBOR + 1.050% 3.266% FRN 10/25/34	1,135,123	1,136,939

		3,968,057

Other ABS — 1.7%
AIMCO CLO, Series 2014-AA, Class AR, 3 mo. USD LIBOR + 1.100% 3.448% FRN 7/20/26 (a)	330,000	330,028

The accompanying notes are an integral part of the portfolio of investments.

MML Total Return Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Countrywide Asset-Backed Certificates, Series 2006-15, Class A3, 4.709% VRN 10/25/46 (b)	$1,060,212	$1,048,633
First Frankin Mortgage Loan Trust, Series 2005-FF7, Class M2, 1 mo. USD LIBOR + .470% 2.686% FRN 7/25/35	267,197	267,463
LCM XXI LP, Series 21A, Class AR, 3.228% FRN 4/20/28 (a) (b)	740,000	738,266
Magnetite VII Ltd., Series 2012-7A, Class A1R2, 3.139% FRN 1/15/28 (a) (b)	1,000,000	994,132
Saxon Asset Securities Trust Series 2007-2, Class A2C, 1 mo. USD LIBOR + .240% 2.456% FRN 5/25/47	2,379,047	1,919,139
Series 2005-1, Class M1, 1 mo. USD LIBOR + .690% 2.906% FRN 5/25/35	759,001	754,306
Voya CLO Ltd., Series 2014-3A, Class A1R, 3.055% FRN 7/25/26 (a) (b)	1,000,000	996,500

		7,048,467

Student Loans ABS — 5.5%
Access Group, Inc., Series 2015-1, Class A, 1 mo. USD LIBOR + .700% 2.916% FRN 7/25/56 (a)	722,460	720,242
Collegiate Funding Services Education Loan Trust, Series 2005-A, Class A4, 3 mo. USD LIBOR + .200% 2.586% FRN 3/28/35	1,500,000	1,460,488
Navient Student Loan Trust Series 2015-1, Class A2, 1 mo. USD LIBOR + .600% 2.816% FRN 4/25/40	1,056,957	1,059,792
Series 2018-3A, Class A3, 3.016% FRN 3/25/67 (a) (b)	630,000	635,920
Series 2017-3A, Class A3, 1 mo. USD LIBOR + 1.050% 3.266% FRN 7/26/66 (a)	1,100,000	1,124,710
Nelnet Student Loan Trust Series 2015-1A, Class A, 1 mo. USD LIBOR + .590% 2.806% FRN 4/25/46 (a)	1,282,563	1,282,562
Series 2015-3A, Class A2, 1 mo. USD LIBOR + .600% 2.816% FRN 2/27/51 (a)	1,516,691	1,514,614
Pennsylvania Higher Education Assistance Agency, Series 2013-3A, Class A, 1 mo. USD LIBOR + .750% 2.966% FRN 11/25/42 (a)	1,138,825	1,143,273

	Principal Amount	Value
SLC Student Loan Trust, Series 2006-2, Class A6, 3 mo. USD LIBOR + .160% 2.494% FRN 9/15/39	$2,300,000	$2,238,248
SLM Student Loan Trust Series 2007-6, Class A4, 3 mo. USD LIBOR + .380% 2.715% FRN 10/25/24	1,106,932	1,109,436
Series 2012-7, Class A3, 1 mo. USD LIBOR + .650% 2.866% FRN 5/26/26	1,002,909	992,888
Series 2004-3A, Class A6A, 3 mo. USD LIBOR + .550% 2.885% FRN 10/25/64 (a)	1,100,000	1,104,771
Series 2012-2, Class A, 1 mo. USD LIBOR + .700% 2.916% FRN 1/25/29	1,149,297	1,143,500
Series 2008-1, Class A4, 3 mo. USD LIBOR + .650% 2.985% FRN 1/25/22	959,995	953,139
Series 2012-1, Class A3, 1 mo. USD LIBOR + .950% 3.166% FRN 9/25/28	982,471	984,696
Series 2008-6, Class A4, 3 mo. USD LIBOR + 1.100% 3.435% FRN 7/25/23	1,502,282	1,512,515
Series 2008-9, Class A, 3 mo. USD LIBOR + 1.500% 3.835% FRN 4/25/23	2,080,466	2,124,160
Series 2008-5, Class B, 3 mo. USD LIBOR + 1.850% 4.185% FRN 7/25/73	700,000	716,444
Series 2008-9, Class B, 3 mo. USD LIBOR + 2.250% 4.585% FRN 10/25/83	680,000	705,730

		22,527,128

WL Collateral CMO — 4.2%
American Home Mortgage Investment Trust, Series 2005-1, Class 6A, 6 mo. USD LIBOR + 2.000% 4.516% FRN 6/25/45	1,514,403	1,534,236
Banc of America Funding Trust, Series 2016-R1, Class A1, 2.500% VRN 3/25/40 (a) (b)	1,199,353	1,161,409
Chase Mortgage Finance Trust, Series 2007-A1, Class 11A4, 3.785% VRN 3/25/37 (b)	589,364	580,132
Citigroup Mortgage Loan Trust, Series 2005-11, Class A2A, 1 year CMT + 2.400% 4.820% FRN 10/25/35	563,471	583,493

The accompanying notes are an integral part of the portfolio of investments.

MML Total Return Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
First Horizon Mortgage Pass-Through Trust, Series 2005-AR5, Class 2A1, 3.689% VRN 11/25/35 (b)	$800,384	$783,374
HarborView Mortgage Loan Trust, Series 2006-10, Class 1A1A, 1 mo. USD LIBOR + .200% 2.368% FRN 11/19/36	2,076,993	1,828,732
Impac CMB Trust, Series 2005-1, Class 1A1, 1 mo. USD LIBOR + .520% 2.736% FRN 4/25/35	1,280,905	1,232,103
IndyMac Index Mortgage Loan Trust Series 2006-AR27, Class 1A3, 1 mo. USD LIBOR + ..270% 2.486% FRN 10/25/36	2,059,427	1,395,116
Series 2005-AR19, Class A1, 3.785% VRN 10/25/35 (b)	1,147,753	981,773
Morgan Stanley Resecuritization Trust, Series 2014-R9, Class 3A, 12 mo. MTA + .840% 2.587% FRN 11/26/46 (a)	919,196	897,715
Nomura Asset Acceptance Corp. Alternative Loan Trust, Series 2005-AR1, Class M1, 1 mo. LIBOR + 1.070% 3.286% FRN 2/25/35	1,884,602	1,874,565
Nomura Resecuritization Trust, Series 2015-1R, Class 6A1, 1 mo. USD LIBOR + .210% 2.445% FRN 5/26/47 (a)	244,162	242,549
Washington Mutual Mortgage Pass-Through Certificates Series 2005-AR13, Class A1A1, 1 mo. USD LIBOR + .290% 2.506% FRN 10/25/45	989,345	1,005,038
Series 2005-AR2, Class 2A21, 1 mo. USD LIBOR + .330% 2.546% FRN 1/25/45	982,601	978,156
Series 2006-1 Class 3A2, 5.750% 2/25/36	1,004,007	960,530
Wells Fargo Mortgage Backed Securities Trust Series 2006-AR8, Class 3A1, 3.776% VRN 4/25/36 (b)	829,422	856,281
Series 2004-DD, Class 2A6, 3.808% VRN 1/25/35 (b)	219,107	224,428

		17,119,630

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $58,250,400)		59,421,854

	Principal Amount	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES — 30.7%
Collateralized Mortgage Obligations — 2.1%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates Series KF34, Class A, 2.474% FRN 8/25/24 (b)	$716,285	$715,915
Series K157, Class A3, 3.990% VRN 8/25/33 (b)	1,000,000	1,013,265
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series S8FX, Class A2 3.291% 3/25/27	1,775,000	1,738,514
Federal Home Loan Mortgage Corp. REMICS Series 4639, Class HZ 2.750% 4/15/53	1,410,935	1,228,477
Federal National Mortgage Association Series 2017-M11, Class FA, 2.539% FRN 9/25/24 (b)	887,976	894,143
Series 2018-57, Class QA, 3.500% 5/25/46	1,327,785	1,325,009
Series 2018-55, Class PA, 3.500% 1/25/47	767,511	764,990
Government National Mortgage Association Series 2018-124, Class NW 3.500% 9/20/48	835,000	826,650

		8,506,963

Pass-Through Securities — 28.6%
Federal Home Loan Mortgage Corp. Pool #V61427 2.500% 12/01/31	436,098	421,090
Pool #G18592 3.000% 3/01/31	577,685	569,832
Pool #G18627 3.000% 1/01/32	1,722,161	1,698,751
Pool #G08710 3.000% 6/01/46	390,289	373,869
Pool #G08715 3.000% 8/01/46	2,986,088	2,860,462
Pool #G08726 3.000% 10/01/46	2,856,554	2,736,378
Pool #G08732 3.000% 11/01/46	1,005,328	963,033
Pool #G08737 3.000% 12/01/46	361,811	346,589
Pool #G08741 3.000% 1/01/47	2,508,867	2,403,318
Pool #G08791 3.000% 12/01/47	954,634	913,876
Pool #G08795 3.000% 1/01/48	1,811,383	1,734,046
Pool #G07848 3.500% 4/01/44	2,525,389	2,505,857
Pool #G60023 3.500% 4/01/45	2,601,802	2,580,866
Pool #G08711 3.500% 6/01/46	1,542,295	1,521,208
Pool #G08716 3.500% 8/01/46	2,139,766	2,110,511
Pool #G67700 3.500% 8/01/46	1,441,312	1,425,661
Pool #G08722 3.500% 9/01/46	371,623	366,542
Pool #G08742 3.500% 1/01/47	1,508,573	1,487,948
Pool #G08757 3.500% 4/01/47	526,494	518,802
Pool #G67703 3.500% 4/01/47	2,070,158	2,047,030
Pool #G67706 3.500% 12/01/47	1,938,807	1,916,238

The accompanying notes are an integral part of the portfolio of investments.

MML Total Return Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #G67707 3.500% 1/01/48	$4,552,484	$4,508,026
Pool #G67708 3.500% 3/01/48	4,217,080	4,162,719
Pool #G67710 3.500% 3/01/48	2,970,265	2,929,191
Pool #G08816 3.500% 6/01/48	2,331,727	2,296,204
Pool #G60344 4.000% 12/01/45	1,706,334	1,736,595
Pool #G67711 4.000% 3/01/48	1,895,493	1,926,739
Pool #G67713 4.000% 6/01/48	1,128,114	1,144,948
Pool #G08843 4.500% 10/01/48	1,000,000	1,032,813
Pool #G08833 5.000% 7/01/48	585,981	615,509
Federal Home Loan Mortgage Corp. TBA Pool # 3376 3.500% 2/29/48 (c)	205,000	201,765
Pool #1513 4.000% 3/29/48 (c)	215,000	217,100
Pool #E5548 4.500% 4/29/48 (c)	2,000,000	2,063,984
Federal National Mortgage Association Pool #AM0359 2.310% 8/01/22	500,000	484,439
Pool #AM1402 2.420% 11/01/22	945,000	916,536
Pool #AM0827 2.600% 11/01/22	960,783	940,343
Pool #AM2808 2.700% 3/01/23	375,000	367,074
Pool #AL6829 2.964% 5/01/27	1,339,011	1,293,408
Pool #MA1607 3.000% 10/01/33	710,152	696,726
Pool #AM9188 3.120% 6/01/35	780,000	712,715
Pool #FN0039 3.201% 9/01/27	811,126	793,462
Pool #AN4431 3.220% 1/01/27	805,000	786,530
Pool #AM9623 3.340% 7/01/30	755,000	730,714
Pool #AB4262 3.500% 1/01/32	724,322	726,727
Pool #MA1512 3.500% 7/01/33	335,789	337,114
Pool #MA1148 3.500% 8/01/42	2,345,547	2,323,283
Pool #MA3210 3.500% 12/01/47	846,914	834,111
Pool #CA0996 3.500% 1/01/48	370,260	365,357
Pool #MA3305 3.500% 3/01/48	425,141	418,715
Pool #MA3332 3.500% 4/01/48	4,235,338	4,169,988
Pool #469621 3.650% 11/01/21	1,537,031	1,559,033
Pool #466960 3.890% 12/01/20	1,097,256	1,114,980
Pool #466919 3.930% 1/01/21	1,433,107	1,458,532
Pool #AM4236 3.940% 8/01/25	612,138	628,697
Pool #468551 3.980% 7/01/21	1,230,000	1,256,318
Pool #AS9830 4.000% 6/01/47	1,179,957	1,193,369
Pool #MA3027 4.000% 6/01/47	1,165,457	1,178,341
Pool #AS9972 4.000% 7/01/47	1,023,231	1,034,862
Pool #MA3088 4.000% 8/01/47	1,661,244	1,679,608
Pool #BM2007 4.000% 9/01/48	1,038,924	1,049,516
Pool #931504 4.500% 7/01/39	100,815	105,072
Pool #CA1710 4.500% 5/01/48	2,598,566	2,683,121
Pool #CA1711 4.500% 5/01/48	860,390	888,386
Pool #CA2208 4.500% 8/01/48	1,666,070	1,720,153
Pool #MA3444 4.500% 8/01/48	1,904,606	1,966,432
Pool #986268 5.000% 7/01/38	1,584	1,682
Pool #AD6374 5.000% 5/01/40	29,114	30,867
Pool #AI2733 5.000% 5/01/41	237,162	251,438
Pool #977014 5.500% 5/01/38	41,765	45,388
Pool #985524 5.500% 6/01/38	31,483	34,214
Pool #988578 5.500% 8/01/38	194,857	211,762
Pool #995482 5.500% 1/01/39	149,902	162,907

	Principal Amount	Value
Federal National Mortgage Association TBA Pool #7180 3.000% 1/29/33 (c)	$625,000	$617,334
Pool #17115 3.500% 1/29/48 (c)	1,925,000	1,894,320
Pool #18388 4.000% 3/29/48 (c)	1,910,000	1,928,503
Government National Mortgage Association Pool #MA4719 3.500% 9/20/47	558,313	555,892
Pool #MA4838 4.000% 11/20/47	987,201	1,005,249
Pool #MA3666 5.000% 5/20/46	287,249	300,086
Pool #MA4199 5.000% 1/20/47	308,045	321,811
Pool #MA4722 5.000% 9/20/47	861,759	903,500
Government National Mortgage Association II Pool #MA4126 3.000% 12/20/46	2,476,722	2,405,516
Pool #MA4718 3.000% 9/20/47	281,742	273,290
Pool #MA4836 3.000% 11/20/47	2,237,830	2,169,996
Pool #MA3521 3.500% 3/20/46	1,004,795	1,002,322
Pool #MA3597 3.500% 4/20/46	311,498	310,439
Pool #MA3663 3.500% 5/20/46	469,803	468,206
Pool #MA3937 3.500% 9/20/46	376,289	375,010
Pool #MA4127 3.500% 12/20/46	1,268,810	1,264,498
Pool #MA4262 3.500% 2/20/47	1,497,964	1,491,937
Pool #MA4382 3.500% 4/20/47	417,757	416,076
Pool #MA4454 5.000% 5/20/47	619,890	648,948
Government National Mortgage Association II TBA Pool #1635 3.500% 11/29/47 (c)	1,225,000	1,217,727
Pool #1367 4.000% 3/29/48 (c)	1,015,000	1,031,970
Pool #1523 4.500% 4/29/48 (c)	4,465,000	4,613,950

		116,706,000

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $129,267,012)		125,212,963

U.S. TREASURY OBLIGATIONS — 20.7%
U.S. Treasury Bonds & Notes — 20.7%
U.S. Treasury Bond 3.000% 8/15/48	11,260,000	10,838,629
3.125% 5/15/48	16,770,000	16,546,749
U.S. Treasury Inflation Index 1.000% 2/15/48	1,047,478	1,034,371
U.S. Treasury Note 2.625% 7/31/20	275,000	274,111
2.750% 7/31/23	29,170,000	28,913,167
2.875% 9/30/23	12,935,000	12,891,546
2.875% 8/15/28	14,170,000	13,953,022

		84,451,595

TOTAL U.S. TREASURY OBLIGATIONS (Cost $85,037,289)		84,451,595

The accompanying notes are an integral part of the portfolio of investments.

MML Total Return Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
TOTAL BONDS & NOTES (Cost $410,605,196)		$404,587,667

TOTAL LONG-TERM INVESTMENTS (Cost $410,605,196)		404,587,667

SHORT-TERM INVESTMENTS — 8.4%
Repurchase Agreement — 3.8%
Fixed Income Clearing Corp., Repurchase Agreement, dated 9/28/18, 1.100%, due 10/01/18 (d)	$15,653,646	15,653,646

Sovereign Debt Obligations — 2.5%
Japan Treasury Discount Bill JPY (e) 0.000%10/15/18	475,000,000	4,180,773
0.000%11/05/18	680,000,000	5,985,598

		10,166,371

U.S. Treasury Bill — 2.1%
U.S. Treasury Bill 0.000%10/11/18	314,000	313,821
0.000%12/13/18 (f)	531,000	528,711
0.000%1/03/19	5,610,000	5,577,810
0.000%1/31/19	2,306,000	2,288,622

		8,708,964

TOTAL SHORT-TERM INVESTMENTS (Cost $34,721,604)		34,528,981

TOTAL INVESTMENTS — 107.5% (Cost $445,326,800) (g)		439,116,648

Other Assets/(Liabilities) — (7.5)%		(30,702,560)

NET ASSETS — 100.0%		$408,414,088

Abbreviation Legend

ABS	Asset-Backed Security
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
CMT	Constant Maturity Treasury Index
FRN	Floating Rate Note
MBS	Mortgage-Backed Security
MTA	Monthly Treasury Average Index
STEP	Step Up Bond
TBA	To Be Announced
VRN	Variable Rate Note
WL	Whole Loan

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)

Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2018, these securities amounted to a value of $42,002,854 or 10.28% of net assets.

(b)

Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rates shown are the current interest rates at September 30, 2018.

(c)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis. (Note 2).
(d)

Maturity value of $15,655,081. Collateralized by U.S. Government Agency obligations with a rate of 2.750%, maturity date of 8/15/42, and an aggregate market value, including accrued interest, of $15,970,595.

(e)	The principal amount of the security is in foreign currency. The market value is in U.S. dollars.
(f)	A portion of this security is pledged/held as collateral for open futures contracts. (Note 2).
(g)	See Note 3 for aggregate cost for federal tax purposes.

Forward contracts at September 30, 2018:

		Counterparty	Settlement Date	In Exchange for	Unrealized Appreciation/ (Depreciation)
Contracts to Deliver
JPY	475,000,000	Goldman Sachs International	10/15/18	$4,239,274	$54,724
JPY	680,000,000	Goldman Sachs International	11/05/18	6,179,975	180,413

				$10,419,249	$235,137

The accompanying notes are an integral part of the portfolio of investments.

MML Total Return Bond Fund – Portfolio of Investments (Continued)

Futures contracts at September 30, 2018:

	Expiration Date	Number of Contracts	Notional Amount	Value/ Net Unrealized Appreciation/ (Depreciation)
Long
U.S. Treasury Note 2 Year	12/31/18	179	$37,843,796	$(122,343)
U.S. Treasury Note 5 Year	12/31/18	434	49,140,431	(325,603)

				$(447,946)

Short
Euro-BOBL	12/06/18	68	$(10,375,675)	$56,723

Currency Legend

JPY	Japanese Yen
USD	U.S. Dollar

The accompanying notes are an integral part of the portfolio of investments.

Notes to Portfolio of Investments (Unaudited)

1.	The Funds

MML Series Investment Fund (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a no-load, open-end, management investment company. The Trust is organized under the laws of the Commonwealth of Massachusetts as a Massachusetts business trust pursuant to an Agreement and Declaration of Trust dated December 19, 1984, as restated May 14, 1993, and further amended and restated as of December 15, 2011, as it may be further amended from time to time. The Trust consists of the following series (each individually referred to as a “Fund” or collectively as the “Funds”):

MML Aggressive Allocation Fund (“Aggressive Allocation Fund”)

MML American Funds Core Allocation Fund (“MML American Funds Core Allocation Fund”)

MML American Funds® Growth Fund (“MML American Funds Growth Fund”)

MML American Funds® International Fund (“MML American Funds International Fund”)

MML Balanced Allocation Fund (“Balanced Allocation Fund”)

MML Blue Chip Growth Fund (“Blue Chip Growth Fund”)

MML Conservative Allocation Fund (“Conservative Allocation Fund”)

MML Equity Income Fund (“Equity Income Fund”)

MML Equity Index Fund (“Equity Index Fund”)

MML Focused Equity Fund (“Focused Equity Fund”)

MML Foreign Fund (“Foreign Fund”)

MML Fundamental Growth Fund (“Fundamental Growth Fund”)

MML Fundamental Value Fund (“Fundamental Value Fund”)

MML Global Fund (“Global Fund”)

MML Growth Allocation Fund (“Growth Allocation Fund”)

MML Growth & Income Fund (“Growth & Income Fund”)

MML Income & Growth Fund (“Income & Growth Fund”)

MML International Equity Fund (“International Equity Fund”)

MML Large Cap Growth Fund (“Large Cap Growth Fund”)

MML Managed Volatility Fund (“Managed Volatility Fund”)

MML Mid Cap Growth Fund (“Mid Cap Growth Fund”)

MML Mid Cap Value Fund (“Mid Cap Value Fund”)

MML Moderate Allocation Fund (“Moderate Allocation Fund”)

MML Small Cap Growth Equity Fund (“Small Cap Growth Equity Fund”)

MML Small Company Value Fund (“Small Company Value Fund”)

MML Small/Mid Cap Value Fund (“Small/Mid Cap Value Fund”)

MML Total Return Bond Fund (“Total Return Bond Fund”)

The Trust makes shares of the Funds available for the investment of assets of various separate investment accounts established by Massachusetts Mutual Life Insurance Company (“MassMutual”) and by life insurance companies which are subsidiaries of MassMutual. Shares of the Trust are not offered to the general public. MassMutual, MML Bay State Life Insurance Company, C.M. Life Insurance Company, and the MML Allocation Funds, which are “funds of funds” series of the Trust, are the record owners of all of the outstanding shares of the Funds.

Each share class of a Fund represents an interest in the same portfolio of assets. The principal difference among the classes is the level of service and administration fees, and shareholder and distribution service expenses borne by the classes. Because each class will have different fees and expenses, performance and share prices will vary between the classes. The classes of shares are offered to different types of investors, as outlined in the Funds’ Prospectus.

The Conservative Allocation Fund, Balanced Allocation Fund, Moderate Allocation Fund, Growth Allocation Fund, and Aggressive Allocation Fund (the “Allocation Funds”) invest their investable assets in shares of series of the Trust and MML Series Investment Fund II (which are advised by MML Investment Advisers, LLC (“MML Advisers”)), a wholly-owned subsidiary of MassMutual, Oppenheimer Funds (which are advised by OFI Global Asset Management, Inc., a majority-owned, indirect subsidiary of MassMutual), and non-affiliated funds (together, the “MML Underlying Funds”).

Notes to Portfolio of Investments (Unaudited) (Continued)

MML American Funds Growth Fund and MML American Funds International Fund (each a “Feeder Fund,” collectively the “Feeder Funds”) invest all of their assets in Class 1 shares of the Growth and International Funds, respectively, each a series of the American Funds Insurance Series (each a “Master Fund,” collectively the “Master Funds”). Each Master Fund is an open-end investment company and organized as a Massachusetts business trust. Each Feeder Fund has an investment objective that is consistent with its corresponding Master Fund. Each Master Fund intends to comply with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its taxable income and capital gains to shareholders, which includes the applicable Feeder Fund, to qualify as a regulated investment company. The performance of the Feeder Funds is directly affected by the performance of the Master Funds. The MML American Funds Core Allocation Fund invests all of its investable assets in shares of various series of American Funds Insurance Series, which are managed by Capital Research and Management Company (together, the “American Underlying Funds” and collectively with the MML Underlying Funds, the “Underlying Funds”).

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed consistently by each Fund in the preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (“generally accepted accounting principles”). The preparation of the financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services — Investment Companies.

Investment Valuation

The net asset value of each Fund’s shares is determined once daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), on each day the NYSE is open for trading (a “business day”). The NYSE normally closes at 4:00 p.m. Eastern Time, but may close earlier on some days. If the NYSE is scheduled to close early, the business day will be considered to end as of the time of the NYSE’s scheduled close. A Fund will not treat an intraday disruption in NYSE trading or other event that causes an unscheduled closing of the NYSE as a close of business of the NYSE for these purposes and will instead fair value securities in accordance with procedures approved annually by the Trustees, and under the general oversight of the Trustees. On holidays and other days when the NYSE is closed, each Fund’s net asset value generally is not calculated and the Funds do not anticipate accepting buy or sell orders. However, the value of each Fund’s assets may still be affected on such days to the extent that a Fund or an Underlying Fund or Master Fund holds foreign securities that trade on days that foreign securities markets are open.

The net asset value of the Aggressive Allocation Fund, MML American Funds Core Allocation Fund, MML American Funds Growth Fund, MML American Funds International Fund, Balanced Allocation Fund, Conservative Allocation Fund, Growth Allocation Fund, and Moderate Allocation Fund is based upon the net asset value(s) of its corresponding Master Fund or Underlying Funds. Shares of the Master Fund and Underlying Funds are valued at their closing net asset values as reported on each business day.

The Prospectuses and Statements of Additional Information (“SAIs”) for the Underlying Funds and Master Funds, as applicable, explain the valuation methods for the Underlying Funds and Master Funds, including the circumstances under which the Underlying Funds or Master Funds, may use fair value pricing and the effects of doing so. Such Prospectuses and SAIs are available on the SEC’s EDGAR database on its website at http://www.sec.gov.

Equity securities and derivative contracts that are actively traded on a national securities exchange or contract market are valued on the basis of information furnished by a pricing service, which provides the last reported sale price, or, in the case of futures contracts, the settlement price, for securities or derivatives listed on the exchange or contract market or the official closing price on the NASDAQ National Market System (“NASDAQ System”), or in the case of over-the-counter (“OTC”) securities for which an

Notes to Portfolio of Investments (Unaudited) (Continued)

official closing price is unavailable or not reported on the NASDAQ System, the last reported bid price. Portfolio securities traded on more than one national securities exchange are valued at the last price at the close of the exchange representing the principal market for such securities. Debt securities are valued on the basis of valuations furnished by a pricing service, which generally determines valuations taking into account factors such as institutional-size trading in similar securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. Shares of other open-end mutual funds are valued at their closing net asset values as reported on each business day.

Investments for which market quotations are readily available are marked to market daily based on those quotations. Market quotations may be provided by third-party vendors or market makers, and may be determined on the basis of a variety of factors, such as broker quotations, financial modeling, and other market data, such as market indexes and yield curves, counterparty information, and foreign exchange rates. U.S. Government and agency securities may be valued on the basis of market quotations or using a model that may incorporate market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, quoted market prices, and reference data. The fair values of OTC derivative contracts, including forward, swap, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices, may be based on market quotations or may be modeled using a series of techniques, including simulation models, depending on the contract and the terms of the transaction. The fair values of asset-backed securities and mortgage-backed securities are estimated based on models that consider the estimated cash flows of each debt tranche of the issuer, established benchmark yield, and estimated tranche-specific spread to the benchmark yield based on the unique attributes of the tranche, including, but not limited to, prepayment speed assumptions and attributes of the collateral. Restricted securities are generally valued at a discount to similar publicly traded securities.

Investments for which market quotations are not available or for which a pricing service or vendor does not provide a value, or for which such market quotations or values are considered by the investment adviser or subadviser to be unreliable (including, for example, certain foreign securities, thinly-traded securities, certain restricted securities, certain initial public offerings, or securities whose values may have been affected by a significant event) are stated at fair valuations determined in good faith by the Funds’ Valuation Committee1 in accordance with procedures approved annually by the Board of Trustees (“Trustees”), and under the general oversight of the Trustees. The Funds’ Valuation Committee employs various methods to determine fair valuations including a regular review of significant inputs and assumptions and review of any related market activity. The Funds’ Valuation Committee reports to the Trustees at its regularly scheduled meetings. It is possible that fair value prices will be used by the Funds to a significant extent. The value determined for an investment using the Funds’ fair value procedures may differ from recent market prices for the investment and may be significantly different from the value realized upon the sale of such investment.

The Funds and certain Underlying Funds or Master Funds may invest in securities that are traded principally in foreign markets and that trade on weekends and other days when the Funds do not price their shares. As a result, the values of the Funds’ portfolio securities may change on days when the prices of the Funds’ shares are not calculated. The prices of the Funds’ shares will reflect any such changes when the prices of the Funds’ shares are next calculated, which is the next business day. The Funds may use fair value pricing more frequently for securities primarily traded in foreign markets because, among other things, most foreign markets close well before the Funds value their securities. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. The Funds’ investments may be priced based on fair values provided by a third-party vendor, based on certain factors and methodologies applied by such vendor, in the event that there is movement in the U.S. market, between the close of the foreign market and the time the Funds calculate their net asset values. All assets and liabilities expressed in foreign currencies are converted into U.S. dollars at the mean between the buying and selling rates of such currencies against the U.S. dollar at the end of each business day.

[1]

The Valuation Committee consists of the President, Treasurer, Assistant Treasurers, Vice Presidents (except for the CCO), Secretary, and Assistant Secretaries of the Trust, as well as such alternate members as the Trustees may from time to time designate. The Valuation Committee reviews and determines the fair valuation of portfolio securities and the Funds’ pricing procedures in general.

Notes to Portfolio of Investments (Unaudited) (Continued)

For investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and any other investments fair valued using significant unobservable inputs, as described below, the fair valuation approaches used by third party service providers and/or the Funds’ subadvisers utilize one or a combination of, but not limited to, the following inputs:

Market approach: (i) recent market transactions, including subsequent rounds of financing, in the underlying investment or comparable issuers; (ii) recapitalizations and other transactions across the capital structure; and (iii) market multiples of comparable issuers.

Income approach: (i) future cash flows discounted to present value and adjusted as appropriate for liquidity, credit, and/or market risks; (ii) quoted prices for similar investments or assets in active markets; and (iii) other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts, and/or default rates.

Cost approach: (i) audited or unaudited financial statements, investor communications, and financial or operational metrics issued by the Private Company; (ii) changes in the valuation of relevant indices or publicly traded companies comparable to the Private Company; (iii) relevant news and other public sources; and (iv) known secondary market transactions in the Private Company’s interests and merger or acquisition activity in companies comparable to the Private Company.

Investments in series of preferred stock issued by Private Companies are typically valued utilizing Market approach in determining the enterprise value of the company. Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Valuation techniques such as the current value method (“CVM”), an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”), or a hybrid of those techniques are used in allocating enterprise value of the company, as deemed appropriate under the circumstances. The CVM allocates value among the various parts of a company’s capital structure assuming that the value of convertible preferred stock is represented by the most favorable claim the preferred stockholders have on the enterprise value as of the valuation date. The use of OPM and PWERM techniques involve a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.

The Private Companies are not subject to the public company disclosure, timing, and reporting standards as other investments held by a Fund. Typically, the most recently available information for a Private Company is as of a date that is earlier than the date a Fund is calculating its net asset value. This factor may result in a difference between the value of the investment and the price a Fund could receive upon the sale of the investment.

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. A three-tier hierarchy is utilized to maximize the use of observable market data inputs and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability and are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability and are developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

Level 1 – quoted prices (unadjusted) in active markets for identical investments that the Funds can access at the measurement date

The types of assets and liabilities categorized in Level 1 generally include actively traded domestic and certain foreign equity securities, derivatives actively traded on a national securities exchange (such as some warrants, rights, futures, and options), and shares of open-end mutual funds.

Notes to Portfolio of Investments (Unaudited) (Continued)

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

The types of assets and liabilities categorized in Level 2 generally include debt securities such as U.S. Government and agency securities, mortgage-backed securities, asset-backed securities, municipal obligations, sovereign debt obligations, bank loans, corporate bonds, and those securities valued at amortized cost; OTC derivatives such as swaps, options, swaptions, and forward foreign currency exchange contracts; certain restricted securities; and non-exchange traded equity securities and certain foreign equity securities traded on particular foreign exchanges that close before the Funds determine their net asset values.

Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The types of assets and liabilities categorized in Level 3 generally include securities for which prices, spreads, or any of the other aforementioned significant inputs are unobservable. Generally, securities whose trading has been suspended or that have been de-listed from their current primary trading exchange; securities in default or bankruptcy proceedings for which there is no current market quotation; securities and certain derivatives valued by broker quotes which may include brokers’ assumptions; and any illiquid Rule 144A securities or restricted securities issued by non-public entities are categorized in Level 3.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. In addition, in periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Level 1, Level 2, or Level 3.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the overall fair value measurement.

The Aggressive Allocation Fund, MML American Funds Core Allocation Fund, MML American Funds Growth Fund, MML American Funds International Fund, Balanced Allocation Fund, Conservative Allocation Fund, Growth Allocation Fund, and Moderate Allocation Fund characterized all investments at Level 1, as of September 30, 2018. The Income & Growth Fund and Small/Mid Cap Value Fund characterized all long-term investments at Level 1, and all short-term investments at Level 2, as of September 30, 2018. For each Fund noted in the preceding sentences, the level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The following is the aggregate value by input level, as of September 30, 2018, for the remaining Funds’ investments:

	Level 1	Level 2		Level 3		Total
Blue Chip Growth Fund
Asset Investments
Common Stock	$396,090,349	$6,495,852	*	$-		$402,586,201
Preferred Stock	-	-		775,038	**	775,038
Short-Term Investments	1,041	2,672,290		-		2,673,331

Total Investments	$396,091,390	$9,168,142		$775,038		$406,034,570

Equity Income Fund
Asset Investments
Common Stock	$462,830,510	$17,730,859	*	$-		$480,561,369
Preferred Stock	10,954,983	693,661	*	-		11,648,644

Notes to Portfolio of Investments (Unaudited) (Continued)

	Level 1	Level 2		Level 3	Total

Equity Income Fund (Continued)
Asset Investments (Continued)
Corporate Debt	$-	$2,642,505		$-	$2,642,505
Short-Term Investments	1,041	5,096,393		-	5,097,434

Total Investments	$473,786,534	$26,163,418		$-	$499,949,952

Equity Index Fund
Asset Investments
Common Stock	$730,784,013	$-		$-	$730,784,013
Short-Term Investments	-	20,739,858		-	20,739,858

Total Investments	$730,784,013	$20,739,858		$-	$751,523,871

Asset Derivatives
Futures Contracts	$126,894	$-		$-	$126,894

Focused Equity Fund
Asset Investments
Common Stock	$59,519,087	$2,504,220	*	$-	$62,023,307
Short-Term Investments	-	1,174,548		-	1,174,548

Total Investments	$59,519,087	$3,678,768		$-	$63,197,855

Foreign Fund
Asset Investments
Common Stock*
Canada	$6,736,564	$-		$-	$6,736,564
Cayman Islands	6,255,832	8,256,513		-	14,512,345
China	-	11,574,387		-	11,574,387
Denmark	-	4,523,448		-	4,523,448
France	-	34,495,984		-	34,495,984
Germany	-	40,242,470		-	40,242,470
Hong Kong	-	9,045,983		-	9,045,983
Ireland	-	8,991,215		-	8,991,215
Israel	6,366,535	-		-	6,366,535
Italy	-	9,023,577		-	9,023,577
Japan	-	44,132,595		-	44,132,595
Luxembourg	-	5,396,342		-	5,396,342
Netherlands	2,479,500	16,542,101		-	19,021,601
Norway	-	3,816,653		-	3,816,653
Republic of Korea	3,090,692	13,041,797		-	16,132,489
Singapore	-	4,946,097		-	4,946,097
Sweden	-	1,683,960		-	1,683,960
Switzerland	-	20,413,802		-	20,413,802
Taiwan	-	5,475,495		-	5,475,495
Thailand	-	5,340,523		-	5,340,523
United Kingdom	8,171,118	57,102,521		-	65,273,639
Mutual Funds	1,989,933	-		-	1,989,933
Short-Term Investments	-	9,823,212		-	9,823,212

Total Investments	$35,090,174	$313,868,675		$-	$348,958,849

Notes to Portfolio of Investments (Unaudited) (Continued)

	Level 1	Level 2		Level 3	Total
Fundamental Growth Fund
Asset Investments
Common Stock	$113,874,343	$524,696	*	$-	$114,399,039
Short-Term Investments	-	146,668		-	146,668

Total Investments	$113,874,343	$671,364		$-	$114,545,707

Fundamental Value Fund
Asset Investments
Common Stock	$212,164,803	$4,378,733	*	$-	$216,543,536
Short-Term Investments	-	1,714,902		-	1,714,902

Total Investments	$212,164,803	$6,093,635		$-	$218,258,438

Global Fund
Asset Investments
Common Stock*
Austria	$-	$961,379		$-	$961,379
Brazil	815,746	-		-	815,746
Canada	4,884,940	-		-	4,884,940
Cayman Islands	-	415,480		-	415,480
Denmark	-	1,607,834		-	1,607,834
France	-	23,652,564		-	23,652,564
Germany	-	14,767,208		-	14,767,208
Ireland	13,055,754	-		-	13,055,754
Israel	3,180,620	-		-	3,180,620
Japan	-	5,452,746		-	5,452,746
Mexico	864,301	-		-	864,301
Netherlands	1,540,301	5,435,277		-	6,975,578
Republic of Korea	-	2,030,075		-	2,030,075
Spain	-	2,689,863		-	2,689,863
Sweden	-	4,627,196		-	4,627,196
Switzerland	-	17,614,094		-	17,614,094
Thailand	-	549,829		-	549,829
United Kingdom	3,681,480	18,870,534		-	22,552,014
United States	110,567,130	-		-	110,567,130
Mutual Funds	922,530	-		-	922,530
Short-Term Investments	-	1,686,877		-	1,686,877

Total Investments	$139,512,802	$100,360,956		$-	$239,873,758

Growth & Income Fund
Asset Investments
Common Stock	$137,432,609	$6,671,759	*	$2,852,310	$146,956,678
Short-Term Investments	-	1,002,620		-	1,002,620

Total Investments	$137,432,609	$7,674,379		$2,852,310	$147,959,298

International Equity Fund
Asset Investments
Common Stock*
Australia	$-	$4,351,168		$-	$4,351,168
Canada	2,973,471	-		-	2,973,471
Cayman Islands	830,108	-		-	830,108

Notes to Portfolio of Investments (Unaudited) (Continued)

	Level 1	Level 2	Level 3		Total

International Equity Fund (Continued)
Asset Investments (Continued)
Common Stock* (Continued)
France	$-	$18,751,477	$-		$18,751,477
Germany	-	29,495,883	-		29,495,883
India	-	2,134,794	-		2,134,794
Indonesia	-	2,810,504	-		2,810,504
Ireland	5,801,335	-	-		5,801,335
Italy	-	6,432,522	-		6,432,522
Japan	-	7,807,665	-		7,807,665
Mexico	2,355,872	-	-		2,355,872
Netherlands	-	11,879,015	-		11,879,015
Republic of Korea	-	2,037,572	-		2,037,572
South Africa	-	4,899,577	-		4,899,577
Sweden	-	11,835,817	-		11,835,817
Switzerland	-	16,277,572	-		16,277,572
Taiwan	-	2,877,458	-		2,877,458
United Kingdom	4,828,252	33,172,046	-		38,000,298
Mutual Funds	5,497,029	-	-		5,497,029
Short-Term Investments	-	3,732,511	-		3,732,511

Total Investments	$22,286,067	$158,495,581	$-		$180,781,648

Asset Derivatives
Forwards Contracts	$-	$40,197	$-		$40,197

Large Cap Growth Fund
Asset Investments
Common Stock	$99,792,255	$2,828,131	$-		$102,620,386
Short-Term Investments	-	1,680,403	-		1,680,403

Total Investments	$99,792,255	$4,508,534	$-		$104,300,789

Managed Volatility Fund
Asset Investments
Common Stock	$174,154,521	$-	$-		$174,154,521
Corporate Debt	-	-	-	+,**	-
Purchased Options	581,365	-	-		581,365
Short-Term Investments	-	1,773,836	-		1,773,836

Total Investments	$174,735,886	$1,773,836	$-		$176,509,722

Liability Derivatives
Written Options	$(2,130,685)	$-	$-		$(2,130,685)

Mid Cap Growth Fund
Asset Investments
Common Stock	$453,529,051	$-	$1,434,145		$454,963,196
Preferred Stock	-	-	3,899,886		3,899,886
Mutual Funds	16,076,249	-	-		16,076,249
Short-Term Investments	14,380,110	16,717,054	-		31,097,164

Total Investments	$483,985,410	$16,717,054	$5,334,031		$506,036,495

Notes to Portfolio of Investments (Unaudited) (Continued)

	Level 1	Level 2		Level 3		Total
Mid Cap Value Fund
Asset Investments
Common Stock	$411,644,516	$20,717,142	*	$-		$432,361,658
Mutual Funds	12,940,035	-		-		12,940,035
Short-Term Investments	-	11,621,531		-		11,621,531

Total Investments	$424,584,551	$32,338,673		$-		$456,923,224

Asset Derivatives
Forwards Contracts	$-	$187,524		$-		$187,524

Liability Derivatives
Forwards Contracts	$-	$(15,644)		$-		$(15,644)

Small Cap Growth Equity Fund
Asset Investments
Common Stock	$217,549,674	$-		$249,988	**	$217,799,662
Preferred Stock	-	606,083		379,529	**	985,612
Mutual Funds	6,662,035	-		-		6,662,035
Short-Term Investments	-	2,812,320		-		2,812,320

Total Investments	$224,211,709	$3,418,403		$629,517		$228,259,629

Small Company Value Fund
Asset Investments
Common Stock	$108,498,830	$-		$-		$108,498,830
Warrants	41,118	-		-		41,118
Mutual Funds	2,664,190	-		-		2,664,190
Short-Term Investments	1,030	1,877,136		-		1,878,166

Total Investments	$111,205,168	$1,877,136		$-		$113,082,304

Total Return Bond Fund
Asset Investments
Bank Loans	$-	$924,452		$-		$924,452
Corporate Debt	-	129,924,486		-		129,924,486
Municipal Obligations	-	4,652,317		-		4,652,317
Non-U.S. Government Agency Obligations	-	59,421,854		-		59,421,854
U.S. Government Agency Obligations and Instrumentalities	-	125,212,963		-		125,212,963
U.S. Treasury Obligations	-	84,451,595		-		84,451,595
Short-Term Investments	-	34,528,981		-		34,528,981

Total Investments	$-	$439,116,648		$-		$439,116,648

Asset Derivatives
Forward Contracts	$-	$235,137		$-		$235,137
Futures Contracts	56,723	-		-		56,723

Total	$56,723	$235,137		$-		$291,860

Liability Derivatives
Futures Contracts	$(447,946)	$-		$-		$(447,946)

*

Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments after the close of trading in their applicable foreign markets, as applicable.

**

None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund(s). Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended September 30, 2018 is not presented.

+	Represents a security at $0 value as of September 30, 2018.

Notes to Portfolio of Investments (Unaudited) (Continued)

The Funds, with the exception of the Global Fund and Total Return Bond Fund, had no transfers between Levels of the fair value hierarchy during the period ended September 30, 2018. The Global Fund and Total Return Bond Fund had transfers between Level 1, Level 2 and Level 3 of the fair value hierarchy during the period ended September 30, 2018; however, none of the transfers individually or collectively had a material impact on the Funds. The Funds recognize transfers between the Levels as of the beginning of the year.

Following is a reconciliation of investments for which significant unobservable inputs (Level 3) were used in determining value:

Asset Valuation Inputs

	Investments in Securities
	Balance as of 12/31/17	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	(Sales)	Transfers into Level 3	Transfers (out) of Level 3	Balance as of 9/30/18	Net Change in Unrealized Appreciation (Depreciation) from Investments Still Held as of 9/30/18
Growth & Income Fund
Common Stock	$-	$-	$-	$1,746,679	$1,105,631	$-	$-	$-	$2,852,310	$1,746,679

Mid Cap Growth Fund
Common Stock	$999,872	$-	$-	$401,054	$114,760	$(81,541)	$-	$-	$1,434,145	$438,639
Preferred Stock	3,369,013	-	-	811,883	317,633	(598,643)	-	-	3,899,886	1,087,808

	$4,368,885	$-	$-	$1,212,937	$432,393	$(680,184)	$-	$-	$5,334,031	$1,526,447

The Growth & Income Fund fair values certain of its Level 3 investments using acquisition cost, although the transaction may not have occurred during the current reporting period. These investments are generally privately held investments, but may include defaulted securities and new debt issuances. There may not be a secondary market, and/or there are a limited number of investors. The determination to fair value such investments at cost is based upon factors consistent with the principles of fair value measurement that are reasonably available to the Valuation Committee. Valuations are reviewed utilizing available market information to determine if the carrying value should be adjusted. Such market data may include, but is not limited to, observations of the trading multiples of public companies considered comparable to the private companies being valued, financial or operational information released by the company, and/or news or corporate events that affect the investment, also referred to as enterprise value (EV) to earnings before interest, taxes, depreciation and amortization (EBITDA) ratios. Valuations may be adjusted to account for company-specific issues, the lack of liquidity inherent in a nonpublic investment and the fact that comparable public companies are not identical to the investments being fair valued by the Growth & Income Fund. All market variables are assessed on a regular frequency and calibrated as necessary.

	Fair Value Amount	Valuation Technique	Unobservable Input Description	Value/ Weighted Average Range
Growth & Income Fund
Common stock — $2,852,310
Honeywell International, Inc.	$2,852,310	Market Approach	Intrinsic Value	$164.55

The Mid Cap Growth Fund fair values certain of its Level 3 investments using acquisition cost, although the transaction may not have occurred during the current reporting period. These investments are generally privately held investments, but may include defaulted securities and new debt issuances. There may not be a secondary market, and/or there are a limited number of investors. The determination to fair value such investments at cost is based upon factors consistent with the principles of fair value measurement that are reasonably available to the Valuation Committee. Valuations are reviewed utilizing available market information to determine if the carrying value should be adjusted. Such market data may include, but is not limited to, observations of the trading multiples of public companies considered comparable to the private companies being valued, financial or operational

Notes to Portfolio of Investments (Unaudited) (Continued)

information released by the company, and/or news or corporate events that affect the investment, also referred to as enterprise value (EV) to earnings before interest, taxes, depreciation and amortization (EBITDA) ratios. Valuations may be adjusted to account for company-specific issues, the lack of liquidity inherent in a nonpublic investment and the fact that comparable public companies are not identical to the investments being fair valued by the Mid Cap Growth Fund. All market variables are assessed on a regular frequency and calibrated as necessary.

	Fair Value Amount	Valuation Technique	Unobservable Input Description	Value/ Weighted Average Range
Mid Cap Growth Fund
Common stock — $1,434,145
WeWork Companies, Inc. Class A	$576,145	Market Approach	EV to GP/Multiple 2020	13.80x
			EV to GP/Multiple 2021	11.60x
			EV to EBITDA/Multiple 2020	31.10x
			EV to EBITDA/Multiple 2021	24.20x
			Discount for Lack of Marketability	10%
Venture Global LNG, Inc. Series B	109,200	Market Approach	Market Transaction	$5,200.00
Venture Global LNG, Inc. Series C	748,800	Market Approach	Market Transaction	$5,200.00

Preferred stock — $3,899,886
Roofoods Ltd. Series F	$976,516	Market Approach	EV to GP/Multiple	15.10x
			EV to GMV/Multiple	2.0x
			Discount for Lack of Marketability	10%
Slack Technologies, Inc. Series H	317,633	Market Approach	Market Transaction	$11.91
WeWork Companies, Inc. Series D 1	1,459,231	Market Approach	EV to GP/Multiple 2020	13.80x
			EV to GP/Multiple 2021	11.60x
			EV to EBITDA/Multiple 2020	31.10x
			EV to EBITDA/Multiple 2021	24.20x
			Discount for Lack of Marketability	10%
WeWork Companies, Inc. Series D 2	1,146,506	Market Approach	EV to GP/Multiple 2020	13.80x
			EV to GP/Multiple 2021	11.60x
			EV to EBITDA/Multiple 2020	31.10x
			EV to EBITDA/Multiple 2021	24.20x
			Discount for Lack of Marketability	10%

Total	$5,334,031

Derivative Instruments

Derivatives are financial instruments whose values are based on the values of one or more indicators, such as a security, asset, currency, interest rate, or index. Derivative transactions can create investment leverage and may be highly volatile. Losses from derivatives can be substantially greater than their original cost and can sometimes be unlimited. A Fund may not be able to close out a derivative transaction at a favorable time or price. For those Funds that held derivatives at September 30, 2018, the following table shows how the Fund used these types of derivatives during the period (marked with an “A”), as well as additional uses, if any, it may have for them in the future (marked with an “M”).

Type of Derivative and Objective for Use	Equity Index Fund	International Equity Fund	Managed Volatility Fund	Mid Cap Value Fund	Total Return Bond Fund
Foreign Currency Exchange Transactions*
Hedging/Risk Management		A		A	A
Directional Exposures to Currencies					M

Notes to Portfolio of Investments (Unaudited) (Continued)

Type of Derivative and Objective for Use	Equity Index Fund	International Equity Fund	Managed Volatility Fund	Mid Cap Value Fund	Total Return Bond Fund
Futures Contracts**
Hedging/Risk Management					A
Duration/Credit Quality Management					A
Substitution for Direct Investment	A				M

Options (Purchased)
Hedging/Risk Management			A

Options (Written)
Hedging/Risk Management			A
Income			A

*	Includes any options purchased or written, futures contracts, forward contracts, and swap agreements, if applicable.
**	Includes any options purchased or written on futures contracts, if applicable.

At September 30, 2018, the Fund(s) had the following derivatives and transactions in derivatives, grouped into the indicated risk categories:

	Equity Risk	Foreign Exchange Risk	Interest Rate Risk	Total
Equity Index Fund
Asset Derivatives
Futures Contracts	$126,894	$-	$-	$126,894

International Equity Fund
Asset Derivatives
Forward Contracts	$-	$40,197	$-	$40,197

Managed Volatility Fund
Asset Derivatives
Purchased Options	$581,365	$-	$-	$581,365

Liability Derivatives
Written Options	$(2,130,685)	$-	$-	$(2,130,685)

Mid Cap Value Fund
Asset Derivatives
Forward Contracts	$-	$187,524	$-	$187,524

Liability Derivatives
Forward Contracts	$-	$(15,644)	$-	$(15,644)

Total Return Bond Fund
Asset Derivatives
Forward Contracts	$-	$235,137	$-	$235,137
Futures Contracts	-	-	56,723	56,723

Total Value	$-	$235,137	$56,723	$291,860

Liability Derivatives
Futures Contracts	$-	$-	$(447,946)	$(447,946)

Notes to Portfolio of Investments (Unaudited) (Continued)

At September 30, 2018, the number of contracts, notional amounts, or shares/units for each derivative type was as follows:

	Number of Contracts, Notional Amounts or Shares/Units†
Fund Name	Futures Contracts	Forward Contracts	Purchased Options	Written Options
Equity Index Fund	145	$-	-	-
International Equity Fund	-	3,318,198	-	-
Managed Volatility Fund	-	-	595	595
Mid Cap Value Fund	-	23,418,893	-	-
Total Return Bond Fund	681	10,419,249	-	-

†

Amount(s) disclosed represent number of contracts for futures contracts, notional amounts for forward contracts, and shares/units outstanding for purchased options and written options, based on absolute values, at September 30, 2018.

Further details regarding the derivatives and other investments held by the Fund(s) at September 30, 2018, are discussed below.

Foreign Currency Exchange Transactions

A Fund may engage in foreign currency exchange transactions for hedging purposes in order to protect against uncertainty in the level of future foreign currency exchange rates, or for other, non-hedging purposes.

A Fund may enter into foreign currency exchange transactions, including foreign currency forward contracts. These contracts call for the Fund to deliver in the future an amount of one currency in return for an amount of another currency, at an exchange rate determined at the time the contract is entered into. Forward contracts are private contractual arrangements and a Fund is subject to the risk that its counterparty will not, or will not be able to, perform its obligations. This type of arrangement may require the Fund to post margin. A Fund may enter into foreign currency exchange transactions in order to hedge against changes in the values of the assets or liabilities denominated in one or more foreign currencies, or otherwise to increase or reduce a Fund’s exposure to various foreign currencies. The use of foreign currency exchange transactions may create investment leverage.

Whenever a Fund enters into a foreign currency exchange transaction, it is subject to the risk that the value of the transaction will move in a direction unfavorable to it. When the Fund uses the transactions for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the transactions, at least in part. If a Fund enters into foreign currency exchange transactions other than for hedging purposes (for example, seeking to profit from an anticipated change in the values of currencies by creating directional exposures in the portfolio with respect to one or more currencies), it will generally be subject to the same risks, but is less likely to have assets or liabilities that will offset any losses on the transactions. There can be no assurance that a Fund will be able to terminate any foreign currency exchange transaction prior to its maturity in order to limit its loss on the transaction.

Forward foreign currency contracts are marked to market daily and the change in their value is recorded by the Funds as an unrealized gain or loss. Forward foreign currency contracts are valued at the settlement price established through dealers or other market sources on the day which they are traded. When a forward foreign currency contract is extinguished, through delivery or offset by entering into another forward foreign currency contract, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished or offset. The notional or contractual amounts of these instruments do not necessarily represent the amounts potentially subject to risk. The measurement of the risk associated with these instruments is meaningful only when all related and offsetting transactions and counterparty risks are considered.

Forward foreign currency contracts outstanding at the end of the period, if any, are listed in each applicable Fund’s Portfolio of Investments. A Fund’s current exposure to a counterparty is the unrealized appreciation on the contract.

Futures Contracts

A Fund may seek to manage a variety of different risks, such as interest rate risk, equity price risk, and currency risk, through the use of futures contracts. A Fund may use interest rate futures contracts to adjust the interest rate sensitivity (duration) of its

Notes to Portfolio of Investments (Unaudited) (Continued)

portfolio or the credit exposure of the portfolio. Interest rate futures contracts obligate the long or short holder to take or make delivery of a specified quantity of a financial instrument, such as a specific fixed-income security, during a specified future period at a specified price. A Fund may use index futures contracts to hedge against broad market risks to its portfolio or to gain broad market exposure when it holds uninvested cash or as an inexpensive substitute for cash investments directly in securities or other assets, including commodities and precious metals. Securities index futures contracts are contracts to buy or sell units of a securities index at a specified future date at a price agreed upon when the contract is made and are settled in cash. Positions in futures contracts may be closed out only on an exchange or board of trade which provides a secondary market for such futures. Because futures contracts are exchange-traded, they typically have minimal exposure to counterparty risk.

Parties to a futures contract are not required to post the entire notional amount of the contract, but rather a small percentage of that amount (by way of margin), both at the time they enter into futures transactions, and then on a daily basis if their positions decline in value; as a result, futures contracts are highly leveraged. Such payments are known as variation margin and are recorded by the Funds as unrealized gains or losses. Because futures markets are highly leveraged, they can be extremely volatile, and there can be no assurance that the pricing of a futures contract will correlate precisely with the pricing of the asset or index underlying it or the asset or liability of the Fund that is the subject of the hedge. It may not always be possible for a Fund to enter into a closing transaction with respect to a futures contract it has entered into, at a favorable time or price. When a Fund enters into a futures transaction, it is subject to the risk that the value of the futures contract will move in a direction unfavorable to it. When a Fund uses futures contracts for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the transactions, at least in part.

When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Futures contracts outstanding at the end of the period, if any, are listed in each applicable Fund’s Portfolio of Investments.

Options, Rights, and Warrants

A Fund may purchase and sell put and call options on securities or an index of securities to enhance investment performance or to protect against changes in market prices. A Fund that invests in debt securities may also purchase and sell put and call options to adjust the interest rate sensitivity of its portfolio or the credit exposure of the portfolio.

Call Options. A call option gives the holder the right to purchase, and obligates the writer to sell, a security at the strike price at any time before the expiration date.

Put Options. A put option gives the holder the right to sell, and obligates the writer to buy, a security at the exercise price at any time before the expiration date.

Writing put and call options. A Fund may write call options on a security it owns, in a “directional” strategy hoping to realize a greater current return through the receipt of premiums. In return for the option premium, the Fund takes the risk that it will have to forego any increase in the value of the security over the strike price. When a Fund has written a call option on a security it does not own, its exposure on such an option is theoretically unlimited. A Fund may enter into closing purchase transactions in order to realize a profit or limit a loss on a previously written call option or, in the case of a call option on a security it owns, to free itself to sell the underlying security or to write another call on the security, or protect a security from being called in an unexpected market rise. Any profits from a closing purchase transaction in the case of a call option on a security a Fund owns may be offset by a decline in the value of the underlying security. Conversely, because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from a closing purchase transaction relating to a call option on a security a Fund owns is likely to be offset in whole or in part by unrealized appreciation of the underlying security owned by the Fund. A Fund may not be able to close out a call option that it has previously written. A Fund may write put options in order to enhance its current return by taking a long directional position as to a security or index of securities. By writing a put option, the Fund assumes the risk that it may be required to purchase the underlying security for an exercise price higher than its then current market value, resulting in a potential capital loss unless the security later appreciates in value. A Fund may terminate a

Notes to Portfolio of Investments (Unaudited) (Continued)

put option that it has written before it expires by entering into a closing purchase transaction. Any loss from this transaction may be partially or entirely offset by the premium received on the terminated option. A Fund may not be able to close out a put option that it has previously written.

When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against the amount paid on the underlying investment to determine the realized gain or loss.

Purchasing put and call options. A Fund may purchase put options to protect portfolio holdings against a decline in market value of a security or securities held by it. A Fund may also purchase a put option hoping to profit from an anticipated decline in the value of the underlying security. If the Fund holds the security underlying the option, the option premium and any transaction costs will reduce any profit the Fund might have realized had it sold the underlying security instead of buying the put option. A Fund may purchase call options to hedge against an increase in the price of securities that the Fund wants ultimately to buy. A Fund may also purchase a call option as a long directional investment hoping to profit from an anticipated increase in the value of the underlying security. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. These costs will reduce any profit the Fund might have realized had it bought the underlying security at the time it purchased the call option.

When a Fund purchases an option, it runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless the Fund exercises the option or enters into a closing sale transaction before the option’s expiration. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, the Fund will lose part or all of its investment in the option. This contrasts with an investment by a Fund in the underlying security, since the Fund will not realize a loss if the security’s price does not change. Premiums paid for purchasing options that expire are treated as realized losses.

Exchange Traded Options. Exchange traded options purchased or sold by a Fund may be traded on a securities or options exchange or market. Such options typically have minimal exposure to counterparty risk. However, an exchange or market may at times find it necessary to impose restrictions on particular types of options transactions, such as opening transactions. If an underlying security ceases to meet qualifications imposed by the market or the Options Clearing Corporation, new series of options on that security will no longer be opened to replace expiring series, and opening transactions in existing series may be prohibited. Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price.

Rights and Warrants. A Fund may purchase or hold warrants or rights in order to gain exposure to the underlying security without owning the security, including, for example, cases where the Fund hopes to lock in the price today of a security it may wish to purchase in the future. Warrants generally give the holder the right, but not the obligation, to buy a security at a stated price. In order for a warrant to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover any premium and transaction costs. Rights may similarly confer on the holder the right to purchase or acquire securities, including through participation in a so-called rights offering. Bonds may be issued with warrants or other rights attached to purchase or acquire equity or other debt securities, typically of the bond issuer. The market prices of bonds with warrants or rights attached to purchase equity securities or bonds may, to some degree, reflect changes in the values of the underlying securities.

When a Fund purchases or otherwise acquires warrants or other rights, it runs the risk that it will lose its entire investment in the warrants or rights, unless the Fund exercises the warrant or right, acquires the underlying securities, or enters into a closing transaction before expiration. If the price of the underlying security does not rise to an extent sufficient to cover any premium and transaction costs, the Fund will lose part or all of its investment. Any premiums or purchase price paid for warrants or other rights that expire are treated as realized losses. Warrants and similar rights differ from options in that they are typically written by the issuer of the security underlying the warrant or right. Although some warrants and rights may be non-transferable, others may be traded over-the-counter or on an exchange.

Written option contracts outstanding at the end of the period, if any, are listed in each applicable Fund’s Portfolio of Investments.

Notes to Portfolio of Investments (Unaudited) (Continued)

Inflation-Linked Securities

Inflation-linked securities are typically fixed income securities whose principal values are periodically adjusted according to a measure of inflation. If the index measuring inflation falls, the principal value of an inflation-linked security will be adjusted downward, and consequently the interest payable on the security (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original principal of the security upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-linked securities. For securities that do not provide a similar guarantee, the adjusted principal value of the security repaid at maturity may be less than the original principal.

Alternatively, the interest rates payable on certain inflation-linked securities may be adjusted according to a measure of inflation. As a result, the principal values of such securities do not adjust according to the rate of inflation, although the interest payable on such securities may decline during times of falling inflation.

The values of inflation-linked securities are expected to change in response to changes in real interest rates. Real interest rates are tied to the relationship between nominal interest rates and the rate of inflation. If nominal interest rates increase at a faster rate than inflation, real interest rates may rise, leading to a decrease in value of inflation-linked securities. Inflation-linked securities may cause a potential cash flow mismatch to investors, because an increase in the principal amount of an inflation-linked security will be treated as interest income currently subject to tax at ordinary income rates even though investors will not receive repayment of principal until maturity. If a Fund invests in such securities, it will be required to distribute such interest income in order to qualify for treatment as a regulated investment company and eliminate the Fund-level tax, without a corresponding receipt of cash, and therefore may be required to dispose of portfolio securities at a time when it may not be advantageous to do so in order to make such distributions.

Bank Loans

A Fund may invest in bank loans including, for example, corporate loans, loan participations, direct debt, bank debt, and bridge debt. A Fund may invest in a loan by lending money to a borrower directly as part of a syndicate of lenders. In a syndicated loan, the agent that originated and structured the loan typically administers and enforces the loan on behalf of the syndicate. Failure by the agent to fulfill its obligations may delay or adversely affect receipt of payment by a Fund. A Fund may also invest in loans through novations, assignments, and participation interests. In a novation, a Fund typically assumes all of the rights of a lending institution in a loan, including the right to receive payments of principal and interest and other amounts directly from the borrower and to enforce its rights as a lender directly against the borrower. When a Fund takes an assignment of a loan, the Fund acquires some or all of the interest of another lender (or assignee) in the loan. In such cases, the Fund may be required generally to rely upon the assignor to demand payment and enforce rights under the loan. If a Fund acquires a participation in the loan, the Fund purchases an indirect interest in a loan held by a third party and the Fund typically will have a contractual relationship only with the third party loan investor, not with the borrower. As a result, a Fund may have the right to receive payments of principal, interest, and any fees to which it is entitled only from the loan investor selling the participation and only upon receipt by such loan investor of such payments from the borrower. In such cases, a Fund assumes the credit risk of both the borrower and the loan investor selling the participation, and the Fund may be unable to realize some or all of the value of its interest in the loan in the event of the insolvency of the third party.

Changes in the financial condition of the borrower or economic conditions or other circumstances may reduce the capacity of the borrower to make principal and interest payments on such instruments and may lead to defaults. The value of any collateral securing a bank loan may decline after the Fund invests, and there is a risk that the value of the collateral may not be sufficient to cover the amount owed to the Fund.

At September 30, 2018, the Funds had no unfunded loan commitments.

Repurchase Agreements

Each Fund may enter into repurchase agreements with certain banks and broker-dealers whereby a Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. A Fund, through its custodian, takes possession of the securities collateralizing the repurchase agreement in a segregated account.

Notes to Portfolio of Investments (Unaudited) (Continued)

Repurchase agreements must be fully collateralized at all times, but involve some risk to a Fund if the other party should default on its obligation and the Fund is delayed or prevented from recovering the collateral, or if the Fund is required to return collateral to a borrower at a time when it may realize a loss on the investment of that collateral.

When-Issued, Delayed-Delivery, Forward Commitment, and To-Be-Announced Transactions

A Fund may enter into when-issued, delayed-delivery, forward commitment, or to-be-announced (“TBA”) transactions (collectively, the “Forward Transactions”) in order to lock in the purchase price of the underlying security, or in order to adjust the interest rate exposure of the Fund’s existing portfolio. In Forward Transactions, a Fund commits to purchase or sell particular securities, with payment and delivery to take place at a future date. In the case of TBA purchase commitments, the unit price and the estimated principal amount are established when the Fund enters into a commitment, with the actual principal amount being within a specified range of the estimate. Although a Fund does not typically pay for the securities in these types of transactions until they are delivered, it immediately assumes the risks of ownership, including the risk of price fluctuation. As a result, each of these types of transactions may create investment leverage in a Fund’s portfolio and increase the volatility of the Fund. If a Fund’s counterparty fails to deliver a security purchased in a Forward Transaction, there may be a loss, and the Fund may have missed an opportunity to make an alternative investment.

These securities are valued on the basis of valuations furnished by a pricing service, selected pursuant to procedures approved by the Trustees, which determines valuations taking into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. Securities for which no market quotation is available are valued at fair value in accordance with procedures approved by the Trustees. The Funds record on a daily basis the unrealized appreciation (depreciation) based upon changes in the values of these securities. When a Forward Transaction is closed, the Funds record a realized gain or loss equal to the difference between the value of the transaction at the time it was opened and the value of the transaction at the time it was closed.

Dollar Roll Transactions

A Fund may enter into dollar roll transactions, in which the Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to purchase substantially similar securities on a specified future date from the same party. A Fund may invest in dollar rolls in order to benefit from anticipated changes in pricing for the mortgage-backed securities during the term of the transaction, or for the purpose of creating investment leverage. In a dollar roll, the securities that are to be purchased will be of the same type as the securities sold, but will be supported by different pools of mortgages.

Dollar rolls involve the risk that the Fund’s counterparty will be unable to deliver the mortgage-backed securities underlying the dollar roll at the fixed time. If the counterparty files for bankruptcy or becomes insolvent, a Fund’s use of the transaction proceeds may be restricted pending a determination by the counterparty or its representative, whether to enforce the Fund’s obligation to repurchase the securities. A Fund can incur a loss on a dollar roll transaction (either because its counterparty fails to perform or because the value of the mortgages subject to the transaction declines) and on the investments made by the Fund with the proceeds of the dollar roll transaction.

A Fund accounts for a dollar roll transaction as a purchase and sale whereby the difference in the sales price and purchase price of the security sold is recorded as a realized gain (loss). If certain criteria are met, these dollar roll transactions may be considered financing transactions, whereby the difference in the sales price and the future purchase price is recorded as an adjustment to interest income. Dollar roll transactions generally have the effect of creating leverage in a Fund’s portfolio.

Securities Lending

Each Fund may lend its securities; however, lending cannot exceed 33% of the total assets of the Fund taken at current value. The Funds’ securities lending activities are governed by a Securities Lending Agency Agreement (“Lending Agreement”) between each Fund and the lending agent (“Agent”). The Lending Agreement authorizes the Agent to lend portfolio securities held by a Fund to approved borrowers (each, a “Borrower”).

Notes to Portfolio of Investments (Unaudited) (Continued)

Each Fund expects that in connection with any securities on loan, the loan will be secured continuously by collateral consisting of cash (U.S. currency) adjusted daily to have value at least equal to the current market value of the securities loaned. The market value of the loaned securities is determined at the close of business of a Fund and any additional collateral is delivered to the Fund the next business day. The Funds bear the risk of loss with respect to the investment of cash collateral. As with other extensions of credit, the Funds may bear the risk of delay in recovery of the loaned securities or even loss of rights in the collateral should the Borrower of the securities fail financially. Pursuant to the Lending Agreement, the Agent has provided indemnification to the Funds in the event of default by a Borrower with respect to a loan. The Funds receive compensation for lending their securities in the form of a securities loan fee paid by the Borrower, as well as a share of the income earned on investment of the cash collateral received for the loaned securities. At September 30, 2018, the Funds’ collateral was equal to or greater than 100% of the market value of securities on loan.

Subject to the terms of the Lending Agreement and the agreement between the Agent and the applicable Borrower (“Borrowing Agreement”), security loans can be terminated by the Agent, the Fund, or the Borrower and the related securities must be returned within the earlier of the customary settlement period for such securities or the period of time specified in the Borrowing Agreement. For all Funds, all securities on loan are classified as common stock in the Fund’s Portfolio of Investments at September 30, 2018.

Accounting for Investment Transactions

Investment transactions are accounted for on the trade date. Realized gains and losses on sales of investments and unrealized appreciation and depreciation of investments are computed by the specific identification cost method. Proceeds received from litigation, if any, are included in realized gains on investment transactions for any investments that are no longer held in the portfolio and as a reduction in cost for investments that continue to be held in the portfolio. Interest income, adjusted for amortization of discounts and premiums on debt securities, is earned from the settlement date and is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Withholding taxes on foreign interest, dividends, and capital gains have been provided for in accordance with the applicable country’s tax rules and rates. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Funds determine the classification of distributions received as return of capital distributions or capital gain distributions.

Foreign Currency Translation

The books and records of the Funds are maintained in U.S. dollars. The market values of foreign currencies, foreign securities, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the mean of the buying and selling rates of such currencies against the U.S. dollar at the end of each business day. Purchases and sales of foreign securities and income and expense items are translated at the rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations arising from changes in the exchange rates from that portion arising from changes in the market prices of securities. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of dividends or interest recorded on the books of the Funds and the amount actually received.

Allocation of Operating Activity

In maintaining the records for the Funds, the income and expense accounts are allocated daily to each class of shares. Investment income and loss, and unrealized and realized gains or losses are prorated among the classes of shares based on the relative net assets of each. Expenses are allocated to each class of shares depending on the nature of the expenditures. Administration and service fees, if any, which are directly attributable to a class of shares, are charged to that class’s operations. Expenses of a Fund not directly attributable to the operations of any specific class of shares of the Fund are prorated among the classes to which the expense relates based on relative net assets.

Notes to Portfolio of Investments (Unaudited) (Continued)

In addition, the Aggressive Allocation Fund, MML American Funds Core Allocation Fund, MML American Funds Growth Fund, MML American Funds International Fund, Balanced Allocation Fund, Conservative Allocation Fund, Growth Allocation Fund, and Moderate Allocation Fund will also incur certain fees and expenses indirectly as a shareholder in the Underlying Funds or the Master Funds. Because the Underlying Funds have varied expense and fee levels and each Fund, except MML American Funds Growth Fund and MML American Funds International Fund, may own different proportions of Underlying Funds at different times, the amount of fees and expenses indirectly incurred by each Fund will vary.

Foreign Securities

The Global Fund invests a significant amount of its assets in foreign securities and each of the Foreign Fund and the International Equity Fund invests substantially all of its assets in foreign securities. The other Funds and certain Underlying Funds or Master Funds may also invest in foreign securities. Foreign securities, including American Depositary Receipts, are subject to additional risks compared to securities of U.S. issuers, including international trade, currency, political, regulatory, and diplomatic risks. In addition, fluctuations in currency exchange rates may adversely affect the values of foreign securities and the price of a Fund’s shares. Emerging markets securities are subject to greater risks than securities issued in developed foreign markets, including less liquidity, greater price volatility, higher relative rates of inflation, greater political, economic, and social instability, greater custody and operational risks, and greater volatility in currency exchange rates.

Federal Income Tax

It is each Fund’s intent to continue to comply with the provisions of subchapter M of the Internal Revenue Code of 1986, as amended, applicable to a regulated investment company. Under such provisions, the Funds would not be subject to federal income taxes on their ordinary income and net realized capital gains to the extent they are distributed or deemed to have been distributed to their shareholders. Therefore, the Funds have not made any provision for federal income tax.

Dividends and Distributions to Shareholders

Dividends from net investment income and distributions of any net realized capital gains of each Fund are declared and paid annually and at other times as may be required to satisfy tax or regulatory requirements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. As a result, net investment income and net realized capital gains on investment transactions for a reporting period may differ significantly from distributions during such period.

3.	Federal Income Tax Information

At September 30, 2018, the aggregate cost of investments and the unrealized appreciation (depreciation) in the value of all investments owned by the Fund(s), as computed on a federal income tax basis, were as follows:

	Federal Income Tax Cost	Tax Basis Unrealized Appreciation	Tax Basis Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Aggressive Allocation Fund	$156,792,919	$5,310,024	$(5,167,134)	$142,890
MML American Funds Core Allocation Fund	1,024,798,429	59,212,870	(13,752,227)	45,460,643
MML American Funds Growth Fund	161,515,090	25,958,536	-	25,958,536
MML American Funds International Fund	57,873,539	4,986,540	-	4,986,540
Balanced Allocation Fund	577,304,480	8,936,406	(19,648,764)	(10,712,358)
Blue Chip Growth Fund	225,025,350	182,623,643	(1,614,423)	181,009,220
Conservative Allocation Fund	445,287,603	6,533,724	(14,434,822)	(7,901,098)
Equity Income Fund	400,247,463	116,033,990	(16,331,501)	99,702,489
Equity Index Fund	430,529,326	332,822,167	(11,827,622)	320,994,545

Notes to Portfolio of Investments (Unaudited) (Continued)

	Federal Income Tax Cost	Tax Basis Unrealized Appreciation	Tax Basis Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Focused Equity Fund	$54,437,223	$8,988,760	$(228,128)	$8,760,632
Foreign Fund	312,068,660	56,501,211	(19,611,022)	36,890,189
Fundamental Growth Fund	83,912,314	31,450,275	(816,882)	30,633,393
Fundamental Value Fund	170,451,988	52,147,381	(4,340,931)	47,806,450
Global Fund	193,224,744	54,729,769	(8,080,755)	46,649,014
Growth Allocation Fund	1,636,215,784	53,473,630	(45,033,540)	8,440,090
Growth & Income Fund	95,737,239	55,320,348	(3,098,289)	52,222,059
Income & Growth Fund	281,962,384	36,250,975	(15,056,413)	21,194,562
International Equity Fund	183,020,443	10,640,559	(12,879,354)	(2,238,795)
Large Cap Growth Fund	72,018,924	32,990,215	(708,350)	32,281,865
Managed Volatility Fund	117,579,453	65,447,051	(6,516,782)	58,930,269
Mid Cap Growth Fund	361,050,822	154,556,083	(9,570,410)	144,985,673
Mid Cap Value Fund	420,561,735	51,965,921	(15,604,432)	36,361,489
Moderate Allocation Fund	2,329,569,878	50,334,574	(77,709,033)	(27,374,459)
Small Cap Growth Equity Fund	180,391,184	52,238,956	(4,370,511)	47,868,445
Small Company Value Fund	80,568,908	34,496,549	(1,983,154)	32,513,395
Small/Mid Cap Value Fund	187,260,380	37,524,092	(6,187,305)	31,336,787
Total Return Bond Fund	445,326,800	2,948,191	(9,158,343)	(6,210,152)

4.	Investment in Affiliated Issuers

A summary of the Funds’ transactions in the securities of affiliated issuers during the period ended September 30, 2018, was as follows:

	Beginning Value as of 12/31/17	Purchases	Sales	Change in Unrealized Appreciation/ Depreciation	Net Realized Gain (Loss)	Value as of 9/30/18	Number of Shares Held as of 9/30/18	Dividend Income	Realized Gains Distributions
Aggressive Allocation Fund
MML Blue Chip Growth Fund, Initial Class	$8,363,872	$2,125,962	$(2,445,889)	$(281,788)	$313,227	$8,075,384	474,186	$-	$1,419,812
MML Dynamic Bond Fund, Class II	2,438,947	313,954	(200,001)	(51,073)	(507)	2,501,320	256,809	39,678	-
MML Equity Income Fund, Initial Class	8,931,817	2,263,549	(1,066,781)	(799,327)	47,463	9,376,721	818,213	174,215	900,289
MML Equity Index Fund, Class III	7,774,745	385,502	(1,000,000)	179,855	170,233	7,510,335	231,443	131,638	253,864
MML Focused Equity Fund, Class II	2,547,743	2,424,091	(834,765)	(1,340,429)	2,847	2,799,487	481,839	71,901	1,527,112
MML Foreign Fund, Initial Class	8,917,658	483,486	(1,185,643)	(549,668)	157,899	7,823,732	731,874	175,041	-
MML Fundamental Growth Fund, Class II	4,064,203	1,804,812	(1,205,352)	(615,242)	155,091	4,203,512	381,444	41,608	1,120,310
MML Fundamental Value Fund, Class II	8,907,887	1,555,417	(1,097,819)	(639,085)	3,304	8,729,704	612,611	138,755	774,915
MML Global Fund, Class I	8,649,029	2,109,139	(986,472)	(968,526)	61,901	8,865,071	760,298	97,219	1,068,747
MML Income & Growth Fund, Initial Class	9,037,523	3,470,226	(984,014)	(2,187,489)	128,294	9,464,540	960,867	161,592	2,150,145
MML Inflation-Protected and Income Fund, Initial Class	4,111,211	590,229	(326,016)	(94,199)	(16,988)	4,264,237	430,731	80,676	-
MML International Equity Fund, Class II	8,025,233	1,611,305	(829,725)	(1,033,805)	127,907	7,900,915	739,786	125,591	60,587

Notes to Portfolio of Investments (Unaudited) (Continued)

	Beginning Value as of 12/31/17	Purchases	Sales	Change in Unrealized Appreciation/ Depreciation	Net Realized Gain (Loss)	Value as of 9/30/18	Number of Shares Held as of 9/30/18	Dividend Income	Realized Gains Distributions
Aggressive Allocation Fund (Continued)
MML Large Cap Growth Fund, Initial Class	$3,082,620	$751,863	$(1,016,125)	$106,061	$(12,096)	$2,912,323	265,239	$17,247	$194,839
MML Managed Bond Fund, Initial Class	3,765,799	608,193	(629,651)	(81,490)	(23,053)	3,639,798	301,470	62,257	-
MML Mid Cap Growth Fund, Initial Class	8,854,279	1,553,675	(1,196,737)	(262,742)	241,788	9,190,263	572,246	-	1,099,126
MML Mid Cap Value Fund, Initial Class	8,793,658	1,642,479	(838,673)	(746,593)	(75,399)	8,775,472	797,770	130,443	893,882
MML Short-Duration Bond Fund, Class II	3,323,519	441,104	(260,812)	2,110	(5,950)	3,499,971	360,079	48,641	-
MML Small Cap Growth Equity Fund, Initial Class	2,347,009	442,881	(664,914)	233,632	(44,413)	2,314,195	143,317	-	231,840
MML Small Company Value Fund, Class II	4,005,568	513,096	(555,122)	271,693	(196,026)	4,039,209	234,565	12,504	224,620
MML Small/Mid Cap Value Fund, Initial Class	3,100,389	485,326	(434,549)	(227,422)	27,741	2,951,485	227,037	13,689	309,297
MML Strategic Emerging Markets Fund, Class II	5,766,400	1,872,329	(582,626)	(470,879)	87,868	6,673,092	605,544	10,233	-
MML Total Return Bond Fund, Class II	2,295,000	408,473	(384,136)	(73,082)	(4,681)	2,241,574	223,933	41,719	-
Oppenheimer Discovery Mid Cap Growth Fund/VA, Non-Service Shares*	3,037,934	561,453	(524,549)	(40,107)	82,729	3,117,460	36,924	-	399,114
Oppenheimer Global Fund/VA, Non-Service Shares*	5,224,658	541,212	(1,621,229)	(403,511)	253,519	3,994,649	88,416	40,510	286,402
Oppenheimer Global Multi-Alternatives Fund/VA, Non-Service Shares*	14,019,162	700,451	(715,000)	118,088	(5,673)	14,117,028	1,421,654	50,451	-
Oppenheimer International Growth Fund/VA, Non-Service Shares*	4,266,387	334,613	(618,368)	(343,765)	30,901	3,669,768	1,541,919	32,896	74,443
Oppenheimer Main Street Fund/VA, Non-Service Shares*	3,219,789	1,150,171	-	(85,396)	-	4,284,564	137,812	42,559	320,112

	$156,872,039	$31,144,991	$(22,204,968)	$(10,384,179)	$1,507,926	$156,935,809		$1,741,063	$13,309,456

Balanced Allocation Fund
MML Blue Chip Growth Fund, Initial Class	$17,958,778	$4,304,172	$(5,231,523)	$(591,407)	$657,217	$17,097,237	1,003,948	$-	$3,085,799
MML Dynamic Bond Fund, Class II	67,836,306	3,949,308	(2,950,000)	(1,387,244)	(45,422)	67,402,948	6,920,221	1,094,308	-
MML Equity Income Fund, Initial Class	20,130,705	3,932,132	(3,468,311)	(1,759,785)	240,398	19,075,139	1,664,497	361,089	1,865,996
MML Equity Index Fund, Class III	19,550,073	931,849	(3,200,000)	327,147	545,197	18,154,266	559,453	318,200	613,649
MML Focused Equity Fund, Class II	3,567,797	2,332,831	(1,556,612)	(1,397,774)	(51,778)	2,894,464	498,187	79,490	1,688,305
MML Foreign Fund, Initial Class	17,196,665	2,498,342	(2,576,755)	(1,122,631)	338,996	16,334,617	1,528,028	369,571	-
MML Fundamental Growth Fund, Class II	13,726,720	3,973,738	(5,708,526)	(1,036,300)	10,857	10,966,489	995,144	112,009	3,015,940
MML Fundamental Value Fund, Class II	20,094,654	3,529,754	(3,695,862)	(1,673,457)	343,584	18,598,673	1,305,170	301,227	1,682,291
MML Global Fund, Class I	18,151,487	2,971,665	(2,075,505)	(2,077,155)	303,352	17,273,844	1,481,462	192,004	2,110,730
MML High Yield Fund, Class II	16,078,587	484,622	(665,000)	(61,192)	(58,497)	15,778,520	1,588,975	484,622	-
MML Income & Growth Fund, Initial Class	20,435,340	6,313,921	(3,487,109)	(4,667,490)	478,591	19,073,253	1,936,371	330,390	4,396,181
MML Inflation-Protected and Income Fund, Initial Class	22,060,179	1,741,939	(2,881,795)	(413,307)	(141,116)	20,365,900	2,057,162	396,288	-

Notes to Portfolio of Investments (Unaudited) (Continued)

	Beginning Value as of 12/31/17	Purchases	Sales	Change in Unrealized Appreciation/ Depreciation	Net Realized Gain (Loss)	Value as of 9/30/18	Number of Shares Held as of 9/30/18	Dividend Income	Realized Gains Distributions
Balanced Allocation Fund (Continued)
MML International Equity Fund, Class II	$14,177,648	$2,299,472	$(1,998,398)	$(1,740,967)	$291,988	$13,029,743	1,220,013	$209,834	$101,225
MML Large Cap Growth Fund, Initial Class	5,973,075	1,603,251	(2,169,426)	216,255	(9,513)	5,613,642	511,261	35,095	396,468
MML Managed Bond Fund, Initial Class	104,252,244	9,979,716	(16,671,443)	(1,770,101)	(1,091,457)	94,698,959	7,843,534	1,716,120	-
MML Mid Cap Growth Fund, Initial Class	14,599,661	2,221,747	(2,058,634)	(341,632)	310,758	14,731,900	917,304	-	1,786,392
MML Mid Cap Value Fund, Initial Class	17,315,093	2,387,703	(1,864,560)	(1,464,383)	(72,501)	16,301,352	1,481,941	245,741	1,683,977
MML Short-Duration Bond Fund, Class II	29,806,611	1,620,440	(5,384,632)	105,656	(147,093)	26,000,982	2,674,998	392,935	-
MML Small Cap Growth Equity Fund, Initial Class	4,237,103	787,369	(677,592)	371,036	(43,721)	4,674,195	289,470	-	478,599
MML Small Company Value Fund, Class II	7,215,190	728,282	(759,165)	340,926	(209,055)	7,316,178	424,865	22,987	412,929
MML Small/Mid Cap Value Fund, Initial Class	4,882,327	606,213	(572,963)	(356,118)	38,483	4,597,942	353,688	21,676	489,760
MML Total Return Bond Fund, Class II	62,750,547	6,665,489	(7,404,968)	(1,713,988)	(390,553)	59,906,527	5,984,668	1,130,660	-
Oppenheimer Discovery Mid Cap Growth Fund/VA, Non-Service Shares*	4,986,388	767,208	(613,058)	(61,712)	111,113	5,189,939	61,470	-	682,016
Oppenheimer Global Fund/VA, Non-Service Shares*	11,706,652	1,618,882	(2,299,607)	(816,764)	351,677	10,560,840	233,750	108,743	768,812
Oppenheimer Global Multi-Alternatives Fund/VA, Non-Service Shares*	42,205,693	149,383	(530,000)	429,765	(34,177)	42,220,664	4,251,829	149,383	-
Oppenheimer International Growth Fund/VA, Non-Service Shares*	14,392,028	1,040,213	(1,999,121)	(1,316,872)	245,924	12,362,172	5,194,190	112,192	253,884
Oppenheimer Main Street Fund/VA, Non-Service Shares*	4,509,287	1,948,472	-	(86,022)	-	6,371,737	204,945	59,668	448,804

	$599,796,838	$71,388,113	$(82,500,565)	$(24,065,516)	$1,973,252	$566,592,122		$8,244,232	$25,961,757

Conservative Allocation Fund
MML Blue Chip Growth Fund, Initial Class	$11,453,863	$3,304,267	$(4,545,570)	$(941,016)	$1,024,217	$10,295,761	604,566	$-	$1,906,691
MML Dynamic Bond Fund, Class II	67,820,671	2,391,239	(2,500,000)	(1,387,679)	(33,621)	66,290,610	6,806,017	1,076,239	-
MML Equity Income Fund, Initial Class	12,975,913	2,966,809	(3,513,613)	(947,952)	35,713	11,516,870	1,004,962	222,007	1,147,269
MML Equity Index Fund, Class III	13,611,967	705,540	(1,200,000)	428,702	199,120	13,745,329	423,585	240,922	464,618
MML Focused Equity Fund, Class II	2,381,942	1,803,210	(877,003)	(1,044,253)	(60,385)	2,203,511	379,262	59,833	1,270,815
MML Foreign Fund, Initial Class	9,891,708	1,383,637	(1,712,294)	(604,088)	162,487	9,121,450	853,269	207,224	-
MML Fundamental Growth Fund, Class II	8,502,554	3,198,778	(3,509,013)	(1,241,047)	471,301	7,422,573	673,555	77,323	2,081,991
MML Fundamental Value Fund, Class II	12,563,957	3,060,964	(3,782,154)	(750,245)	(56,439)	11,036,083	774,462	183,613	1,025,439
MML Global Fund, Class I	12,177,458	2,317,876	(1,956,991)	(1,246,717)	81,498	11,373,124	975,397	127,089	1,397,115
MML High Yield Fund, Class II	14,332,217	430,051	(600,000)	(48,169)	(58,119)	14,055,980	1,415,506	430,050	-
MML Income & Growth Fund, Initial Class	13,587,795	4,476,342	(2,944,579)	(2,915,192)	215,800	12,420,166	1,260,931	215,433	2,866,560

Notes to Portfolio of Investments (Unaudited) (Continued)

	Beginning Value as of 12/31/17	Purchases	Sales	Change in Unrealized Appreciation/ Depreciation	Net Realized Gain (Loss)	Value as of 9/30/18	Number of Shares Held as of 9/30/18	Dividend Income	Realized Gains Distributions
Conservative Allocation Fund (Continued)
MML Inflation-Protected and Income Fund, Initial Class	$20,240,785	$1,687,456	$(3,239,056)	$(338,919)	$(163,367)	$18,186,899	1,837,061	$357,345	$-
MML International Equity Fund, Class II	7,597,510	1,455,759	(1,480,968)	(1,009,565)	251,467	6,814,203	638,034	110,409	53,262
MML Large Cap Growth Fund, Initial Class	3,952,062	1,225,180	(2,519,681)	160,327	(11,284)	2,806,604	255,611	18,672	210,939
MML Managed Bond Fund, Initial Class	100,563,014	11,495,823	(22,167,296)	(1,824,191)	(894,752)	87,172,598	7,220,156	1,607,306	-
MML Mid Cap Growth Fund, Initial Class	7,962,302	1,342,463	(1,483,115)	(92,172)	89,976	7,819,454	486,890	-	955,449
MML Mid Cap Value Fund, Initial Class	10,285,049	1,675,558	(1,831,863)	(812,064)	(53,124)	9,263,556	842,141	140,913	965,626
MML Short-Duration Bond Fund, Class II	25,435,499	2,403,105	(5,823,115)	71,406	(104,056)	21,982,839	2,261,609	334,962	-
MML Small Cap Growth Equity Fund, Initial Class	2,374,588	398,835	(612,026)	194,949	(9,927)	2,346,419	145,312	-	243,946
MML Small Company Value Fund, Class II	4,815,407	695,655	(808,652)	95,293	(4,691)	4,793,012	278,340	15,197	272,989
MML Small/Mid Cap Value Fund, Initial Class	2,496,808	364,378	(516,608)	(150,496)	890	2,194,972	168,844	10,477	236,733
MML Total Return Bond Fund, Class II	60,022,275	6,182,113	(9,096,837)	(1,743,794)	(242,213)	55,121,544	5,506,648	1,048,854	-
Oppenheimer Discovery Mid Cap Growth Fund/VA, Non-Service Shares*	2,673,680	508,583	(441,497)	(29,359)	51,436	2,762,843	32,723	-	370,178
Oppenheimer Global Fund/VA, Non-Service Shares*	7,978,470	1,235,973	(1,712,636)	(538,063)	232,305	7,196,049	159,275	73,494	519,596
Oppenheimer Global Multi-Alternatives Fund/VA, Non-Service Shares*	31,262,882	109,221	(800,000)	350,785	(53,313)	30,869,575	3,108,719	109,221	-
Oppenheimer International Growth Fund/VA, Non-Service Shares*	6,713,523	615,379	(1,281,256)	(560,426)	71,439	5,558,659	2,335,571	52,461	118,717
Oppenheimer Main Street Fund/VA, Non-Service Shares*	2,823,284	279,995	-	(87,457)	-	3,015,822	97,003	32,857	247,138

	$476,497,183	$57,714,189	$(80,955,823)	$(17,011,402)	$1,142,358	$437,386,505		$6,751,901	$16,355,071

Growth Allocation Fund
MML Blue Chip Growth Fund, Initial Class	$75,223,853	$13,686,892	$(18,656,283)	$(2,978,596)	$3,279,717	$70,555,583	4,143,017	$-	$12,691,514
MML Dynamic Bond Fund, Class II	87,950,370	6,197,674	(4,670,000)	(1,854,282)	(66,902)	87,556,860	8,989,411	1,457,674	-
MML Equity Income Fund, Initial Class	84,372,793	15,103,991	(11,353,760)	(10,125,273)	3,619,617	81,617,368	7,121,934	1,537,460	7,945,118
MML Equity Index Fund, Class III	81,664,763	4,104,768	(9,500,001)	2,088,659	1,610,837	79,969,026	2,464,377	1,401,660	2,703,107
MML Focused Equity Fund, Class II	23,386,361	14,172,497	(7,368,554)	(9,928,589)	(69,592)	20,192,123	3,475,408	543,773	11,549,375
MML Foreign Fund, Initial Class	81,855,412	3,812,945	(11,522,205)	(5,451,371)	1,975,592	70,670,373	6,610,886	1,595,000	-
MML Fundamental Growth Fund, Class II	41,115,243	10,632,401	(12,397,276)	(3,738,404)	46,374	35,658,338	3,235,784	364,555	9,815,941
MML Fundamental Value Fund, Class II	84,761,589	9,439,709	(11,878,077)	(8,925,156)	3,377,515	76,775,580	5,387,760	1,238,306	6,915,674
MML Global Fund, Class I	74,762,688	20,054,228	(8,962,895)	(8,879,947)	781,875	77,755,949	6,668,606	864,209	9,500,399
MML High Yield Fund, Class II	13,516,018	411,142	(465,000)	(52,940)	(47,900)	13,361,320	1,345,551	411,142	-

Notes to Portfolio of Investments (Unaudited) (Continued)

	Beginning Value as of 12/31/17	Purchases	Sales	Change in Unrealized Appreciation/ Depreciation	Net Realized Gain (Loss)	Value as of 9/30/18	Number of Shares Held as of 9/30/18	Dividend Income	Realized Gains Distributions
Growth Allocation Fund (Continued)
MML Income & Growth Fund, Initial Class	$85,307,296	$25,680,532	$(9,989,425)	$(20,706,733)	$2,524,362	$82,816,032	8,407,719	$1,428,990	$19,014,169
MML Inflation-Protected and Income Fund, Initial Class	68,539,428	6,410,031	(6,428,797)	(1,480,716)	(303,573)	66,736,373	6,741,048	1,286,499	-
MML International Equity Fund, Class II	75,344,818	7,574,499	(7,035,290)	(8,891,053)	1,159,265	68,152,239	6,381,296	1,092,970	527,259
MML Large Cap Growth Fund, Initial Class	28,068,081	3,071,731	(9,079,930)	1,125,771	(189,259)	22,996,394	2,094,389	142,892	1,614,280
MML Managed Bond Fund, Initial Class	134,827,992	12,488,585	(19,172,001)	(2,227,146)	(1,587,095)	124,330,335	10,297,782	2,278,831	-
MML Mid Cap Growth Fund, Initial Class	75,328,139	11,286,266	(10,287,549)	(2,986,610)	2,868,762	76,209,008	4,745,268	-	9,221,757
MML Mid Cap Value Fund, Initial Class	76,751,221	11,644,479	(6,674,539)	(8,660,535)	1,611,031	74,671,657	6,788,332	1,123,828	7,701,187
MML Short-Duration Bond Fund, Class II	50,354,773	3,578,619	(8,519,694)	221,157	(289,975)	45,344,880	4,665,111	675,936	-
MML Small Cap Growth Equity Fund, Initial Class	18,042,210	2,139,953	(3,728,431)	1,828,632	(395,849)	17,886,515	1,107,702	-	1,831,993
MML Small Company Value Fund, Class II	34,064,429	2,967,188	(3,729,303)	781,436	(157,040)	33,926,710	1,970,192	106,437	1,911,980
MML Small/Mid Cap Value Fund, Initial Class	27,820,094	3,472,175	(4,527,006)	(2,011,867)	313,806	25,067,202	1,928,246	117,760	2,660,787
MML Strategic Emerging Markets Fund, Class II	45,975,823	11,793,761	(4,601,215)	(3,426,701)	671,323	50,412,991	4,574,682	78,315	-
MML Total Return Bond Fund, Class II	81,018,266	8,023,026	(8,691,037)	(2,642,717)	(103,506)	77,604,032	7,752,651	1,463,171	-
Oppenheimer Discovery Mid Cap Growth Fund/VA, Non-Service Shares*	24,440,830	4,202,538	(2,401,881)	(68,696)	377,648	26,550,439	314,467	-	3,361,011
Oppenheimer Global Fund/VA, Non-Service Shares*	48,538,580	3,359,014	(11,824,562)	(2,808,986)	1,289,862	38,553,908	853,340	393,065	2,778,956
Oppenheimer Global Multi-Alternatives Fund/VA, Non-Service Shares*	142,332,587	2,811,249	(5,700,000)	1,251,442	(40,669)	140,654,609	14,164,613	501,250	-
Oppenheimer International Growth Fund/VA, Non-Service Shares*	43,073,829	1,214,335	(7,375,377)	(4,068,632)	1,190,231	34,034,386	14,300,162	312,463	707,086
Oppenheimer Main Street Fund/VA, Non-Service Shares*	20,980,653	4,130,720	-	(515,729)	-	24,595,644	791,111	244,169	1,836,552

	$1,729,418,139	$223,464,948	$(226,540,088)	$(105,133,582)	$23,446,457	$1,644,655,874		$20,660,355	$114,288,145

Moderate Allocation Fund
MML Blue Chip Growth Fund, Initial Class	$86,457,565	$15,304,462	$(23,947,312)	$(2,208,377)	$2,741,394	$78,347,732	4,600,571	$-	$14,227,483
MML Dynamic Bond Fund, Class II	221,108,920	8,881,620	(4,899,999)	(4,625,956)	(80,199)	220,384,386	22,626,734	3,586,620	-
MML Equity Income Fund, Initial Class	98,746,858	16,478,491	(14,738,906)	(10,182,841)	2,692,605	92,996,207	8,114,852	1,762,982	9,110,548
MML Equity Index Fund, Class III	92,386,239	4,547,096	(12,500,000)	2,050,972	2,102,170	88,586,477	2,729,938	1,552,703	2,994,393
MML Focused Equity Fund, Class II	25,490,301	17,569,596	(8,081,126)	(11,277,768)	(465,874)	23,235,129	3,999,162	633,931	13,464,258
MML Foreign Fund, Initial Class	92,788,041	3,756,520	(16,164,256)	(6,058,164)	2,305,678	76,627,819	7,168,178	1,735,279	-
MML Fundamental Growth Fund, Class II	53,241,410	13,097,888	(16,435,453)	(3,759,997)	(994,444)	45,149,404	4,097,042	465,768	12,541,175

Notes to Portfolio of Investments (Unaudited) (Continued)

	Beginning Value as of 12/31/17	Purchases	Sales	Change in Unrealized Appreciation/ Depreciation	Net Realized Gain (Loss)	Value as of 9/30/18	Number of Shares Held as of 9/30/18	Dividend Income	Realized Gains Distributions
Moderate Allocation Fund (Continued)
MML Fundamental Value Fund, Class II	$99,428,806	$10,036,496	$(15,332,575)	$(8,949,352)	$2,543,397	$87,726,772	6,156,265	$1,423,835	$7,951,812
MML Global Fund, Class I	86,476,962	16,915,223	(10,240,774)	(9,547,207)	832,880	84,437,084	7,241,602	943,645	10,373,657
MML High Yield Fund, Class II	51,621,220	1,540,732	(3,000,000)	(108,908)	(277,802)	49,775,242	5,012,612	1,540,732	-
MML Income & Growth Fund, Initial Class	99,150,642	29,424,638	(13,517,821)	(24,153,258)	3,307,494	94,211,695	9,564,639	1,635,302	21,759,368
MML Inflation-Protected and Income Fund, Initial Class	77,574,907	5,651,206	(8,376,863)	(1,274,171)	(712,232)	72,862,847	7,359,883	1,417,871	-
MML International Equity Fund, Class II	82,008,958	8,247,382	(7,495,050)	(9,574,115)	1,066,128	74,253,303	6,952,557	1,194,911	576,436
MML Large Cap Growth Fund, Initial Class	31,513,216	2,424,422	(10,421,315)	1,054,521	(84,813)	24,486,031	2,230,057	155,533	1,757,082
MML Managed Bond Fund, Initial Class	336,695,620	19,134,895	(47,729,145)	(5,239,100)	(4,053,603)	298,808,667	24,749,121	5,458,802	-
MML Mid Cap Growth Fund, Initial Class	79,918,423	12,692,986	(12,065,069)	(3,162,011)	3,011,440	80,395,769	5,005,963	-	9,772,460
MML Mid Cap Value Fund, Initial Class	88,761,637	9,543,693	(11,042,901)	(7,483,535)	(18,942)	79,759,952	7,250,905	1,206,478	8,267,554
MML Short-Duration Bond Fund, Class II	104,664,844	6,502,212	(19,002,089)	486,995	(624,618)	92,027,344	9,467,834	1,376,838	-
MML Small Cap Growth Equity Fund, Initial Class	21,201,651	2,037,215	(5,451,209)	2,291,890	(623,347)	19,456,200	1,204,912	-	2,008,190
MML Small Company Value Fund, Class II	39,141,100	2,211,020	(5,701,450)	2,358,740	(1,635,382)	36,374,028	2,112,313	114,757	2,061,433
MML Small/Mid Cap Value Fund, Initial Class	23,909,426	6,778,046	(2,647,176)	(2,058,599)	129,155	26,110,852	2,008,527	123,273	2,785,344
MML Strategic Emerging Markets Fund, Class II	43,484,577	17,065,083	(5,124,758)	(3,758,606)	777,975	52,444,271	4,759,008	81,946	-
MML Total Return Bond Fund, Class II	202,044,395	14,817,749	(21,319,678)	(5,882,101)	(915,578)	188,744,787	18,855,623	3,573,904	-
Oppenheimer Discovery Mid Cap Growth Fund/VA, Non-Service Shares*	24,970,974	5,769,459	(2,811,577)	(110,328)	458,941	28,277,469	334,922	-	3,479,149
Oppenheimer Global Fund/VA, Non-Service Shares*	56,206,012	3,766,206	(12,791,624)	(3,984,644)	2,140,080	45,336,030	1,003,454	461,598	3,263,477
Oppenheimer Global Multi-Alternatives Fund/VA, Non-Service Shares*	185,916,498	647,943	(7,105,001)	1,678,821	(38,716)	181,099,545	18,237,618	647,943	-
Oppenheimer International Growth Fund/VA, Non-Service Shares*	47,235,197	2,669,848	(8,288,745)	(3,593,234)	375,969	38,399,035	16,134,048	340,392	770,287
Oppenheimer Main Street Fund/VA, Non-Service Shares*	14,537,070	7,825,507	-	(481,235)	-	21,881,342	703,806	232,996	1,752,511

	$2,466,681,469	$265,337,634	$(326,231,872)	$(117,551,568)	$13,959,756	$2,302,195,419		$31,668,039	$128,916,617

*	Fund advised by OFI Global Asset Management, Inc.

5.	New Accounting Pronouncements

In October 2016, the Securities and Exchange Commission (“SEC”) released its Final Rule on Investment Company Reporting Modernization (the “Rule”). The Rule, which introduces two new regulatory reporting forms for investment companies — Form N-PORT and Form N-CEN — also contains amendments to Regulation S-X which impact financial statement presentation, particularly the presentation of derivative investments, for all reporting periods ending after August 1, 2017. The Funds have adopted the Rule’s Regulation S-X amendments and the Funds’ financial statements are in compliance with those amendments. In

Notes to Portfolio of Investments (Unaudited) (Continued)

December 2017, the SEC issued a temporary final rule (“Temporary Rule”) that provides for a nine-month delay of N-PORT filing with the SEC. Under the Temporary Rule, those funds subject to the original June 1, 2018 compliance date will still be required to gather and maintain all of the data required by Form N-PORT as of the original reporting date and such information will be subject to examination by the SEC staff.

In March 2017, FASB issued Accounting Standards Update 2017-08, Receivables — Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities (“ASU 2017-08”). For entities that hold callable debt securities at a premium, ASU 2017-08 requires that the premium be amortized to the earliest call date. ASU 2017-08 would first be effective for fiscal years beginning after December 15, 2018, and interim periods within those fiscal years. Management is currently evaluating the implication, if any, of these changes and its impact on the Funds’ financial statements.

In August 2018, FASB issued Accounting Standards Update 2018-13 — Fair Value Measurement (Topic 820) Disclosure Framework — Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”). The amendments modify fair value measurement disclosures and are effective for all entities for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. Management is currently evaluating the implication, if any, of these changes and its impact on the Funds’ financial statements.

6.	Legal Proceedings

On December 7, 2010, the Trust was named as a defendant and putative member of the proposed defendant class of shareholders named in an adversary proceeding brought by The Official Committee of Unsecured Creditors of Tribune Company (the “Official Committee”) in the U.S. Bankruptcy Court for the District of Delaware, in connection with Tribune Company’s Chapter 11 bankruptcy proceeding (In re Tribune Company). The proceeding relates to a leveraged buyout (“LBO”) transaction by which Tribune Company converted to a privately-held company in 2007, and the putative defendant class is comprised of beneficial owners of shares of Tribune Company who received proceeds (the “Proceeds”) of the LBO. The Official Committee seeks to recover payments of those Proceeds.

The potential amounts sought to be recovered from the Equity Income Fund and Equity Index Fund, plus interest and the Official Committee’s court costs, are approximately $4,562,800 and $207,706, respectively.

In addition, on June 2, 2011, the Equity Income Fund was named as a defendant in two closely related, parallel adversary proceedings brought in connection with the Tribune Company’s LBO by Deutsche Bank Trust Company Americas, in its capacity as successor indenture trustee for a certain series of Senior Notes, Law Debenture Trust Company of New York, in its capacity as successor indenture trustee for a certain series of Senior Notes, and Wilmington Trust Company, in its capacity as successor indenture trustee for the PHONES Notes (together, the “Plaintiffs”), one in the United States District Court for the District of Massachusetts and one in the United States District Court for the District of Connecticut. The Plaintiffs also seek to recover payments of the Proceeds.

The Funds cannot predict the outcome of these proceedings. Accordingly, the Funds have not accrued any amounts related to these proceedings. If the proceedings were to be decided in a manner adverse to the Funds, or if the Funds were to enter into a settlement agreement with the Official Committee or the Plaintiffs, as applicable, the payment of such judgment or settlement could potentially have a material adverse effect on the Funds’ net asset values depending on the net assets of each applicable Fund at the time of such judgment or settlement.

Item 2. Controls and Procedures.

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))), are effective, as of a date within 90 days of the filing date of this Form N-Q, to provide reasonable assurance that the information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized, and reported within the time periods specified in the SEC’s rules and forms, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the Registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of the Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached hereto as Exhibit 99CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	MML Series Investment Fund

By	/s/ Tina Wilson
Tina Wilson, President and Principal Executive Officer
Date	11/21/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Tina Wilson
Tina Wilson, President and Principal Executive Officer
Date	11/21/2018

By	/s/ Renee Hitchcock
Renee Hitchcock, Treasurer and Principal Financial Officer
Date	11/21/2018